UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUL    07.31.16

ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

September 15, 2016

Annual Report

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds (collectively the “Funds”; individually a “Fund”) for the annual reporting period ended July 31, 2016.

Investment Objectives and Policies

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

In seeking to achieve their investment objective, the Funds focus their investments while minimizing short-term risks on a combination of AB Mutual Funds, and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, during the reporting period selected Underlying Portfolios within each asset class for investment by the Funds from among AB Mutual Funds and funds offered by certain fund complexes specified by AllianceBernstein L.P. (the “Adviser”). Effective August 5, 2016, Morningstar selects Underlying Portfolios from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar agreement with the Funds. The Adviser has directed Morningstar to typically select

Underlying Portfolios so that a target of 33%, but no more than 40%, of each Fund is invested in AB Mutual Funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described below. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and such Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: equities, equity diversifiers, inflation sensitive, fixed-income diversifiers and fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include funds focused on real estate securities, commodities and inflation-protected securities; fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	1

and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. The Underlying Portfolios may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolios’ portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting an Underlying Portfolio’s investments.

Investment Results

The tables on pages 8-28 provide performance data for the Funds and their benchmarks, for the six- and 12-month periods ended July 31, 2016. The Funds’ primary benchmarks are the Standard & Poor’s (“S&P”) Target

Date Index Series. Data for the Morningstar Lifetime Moderate Indices (the “Morningstar Indices”) is also included.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index-GDR and the Morningstar Lifetime Moderate Income Index; Select 2010 Fund, the S&P Target Date 2010 Index-GDR and the Morningstar Lifetime Moderate 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index-GDR and the Morningstar Lifetime Moderate 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index-GDR and the Morningstar Lifetime Moderate 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index-GDR and the Morningstar Lifetime Moderate 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index-GDR and the Morningstar Lifetime Moderate 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index-GDR and the Morningstar Lifetime Moderate 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index-GDR and the Morningstar Lifetime Moderate 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index-GDR and the Morningstar Lifetime Moderate 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index-GDR and the Morningstar Lifetime Moderate 2050 Index; Select 2055 Fund, the S&P Target Date 2055+ Index-GDR and the Morningstar Lifetime Moderate 2055 Index. Additional performance for the Funds may be found on pages 30-51. Effective September 24, 2015, the Funds’ primary benchmarks were changed to the S&P Target Date Index Series.

2	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Compared to the primary benchmarks for the six-month period, Class A shares of the Select Retirement Allocation Fund and 2010, 2015 and 2020 vintages outperformed their respective benchmarks (although some share classes of the Retirement Allocation Fund and 2020 vintage underperformed) while Class A shares of 2025–2055 vintages underperformed (although some share classes of 2030 outperformed); compared to the Morningstar Indices, Class A shares of all vintages underperformed their respective benchmarks, before sales charges. For the 12-month period, Class A shares of all vintages underperformed both benchmarks, except for the 2015 and 2020 vintages, before sales charges. With respect to the 2015 and 2020 vintages some share classes underperformed their primary benchmarks, and all share classes underperformed their Morningstar Index.

For the 12-month period, bonds posted stronger returns (5.94%, as measured by Barclays US Aggregate Bond Index) than equities (-0.46%, as measured by MSCI World Index). As a result, fixed-income-oriented senior-saver and retiree vintages (Retirement Allocation–2020) performed better than equity-oriented young- and midlife-saver vintages (2025–2055). Strategic asset allocation was the primary driver of performance and contributed across all vintages, with the allocation to US large-cap equities and high-income bonds contributing the most to absolute performance. Underlying Portfolio selection detracted from the Funds’ performance for the 12-month period. Detractors included the

AB Growth & Income Fund and Templeton Global Bond Fund. Notable contributors included the T. Rowe Price Emerging Markets Stock Fund and AQR Long/Short Equity Fund. Tactical asset allocation, employed through the Adviser’s DAA process, detracted from performance. The main detractor to DAA performance was the underweight in international large-cap equities. DAA contributed, on average, to performance during periods of equity market stress in August and September, 2015 and January, 2016. DAA detracted during market rallies in the latter months of 2015, and detracted overall during the 12-month period.

For the six-month period, equity oriented young- and midlife-saver vintages performed better than fixed-income oriented senior-saver and retiree vintages. This pattern followed market performance overall, where equities outperformed bonds. Strategic asset allocation was the primary driver of performance and contributed across all vintages, with the allocation to US large-cap equities contributing the most to absolute performance. Underlying Portfolio selection detracted from the Funds’ performance for the six-month period. Notable contributors included the T. Rowe Price Emerging Markets Stock Fund and AB Unconstrained Bond Fund. Detractors included the AB Growth & Income Fund and Templeton Global Bond Fund. Tactical asset allocation detracted from performance. The main detractor to DAA performance was the underweight in US and international large-cap equities and commodities,

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	3

while an overweight in emerging-market equities aided performance.

The Funds did not directly utilize derivatives during either period.

Market Review and Investment Strategy

During the tumultuous 12-month period, global stocks retreated modestly while global bonds rose. US equities delivered strong gains, emerging-market equities were slightly negative, and international developed stocks lagged considerably, all in US dollar terms.

The period began with a steep market swoon as investors fretted over a potential global economic slowdown fueled by China’s surprise devaluation of its currency. By December, markets had regained enough lost ground for the US Federal Reserve to hike rates for the first time in over nine years. Equity markets stabilized, then declined yet again in the first six weeks of 2016. Lingering uncertainty over China—as well as weak global demand and an oversupply in oil—weighed on sentiment. Towards the end of the period, global markets bounced back from a third pullback, as investor-friendly signals from the world’s central banks soothed jittery investors taken aback by the UK’s decision to leave the European Union.

On the fixed-income side, developed-market treasuries generally outperformed emerging-market local-currency government bonds and high-yield and investment-grade credit securities. Developed-market treasury yields generally fell, with UK yields reaching historic lows in June and then again in July.

4	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P Target Date Index Series and the Morningstar Lifetime Moderate Indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging markets, US and international real estate investment trusts, core fixed-income, short-term treasuries, Treasury inflation-protected securities, high-yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055+ Index, which was May 31, 2012. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund or the ETFs included in the Index, such as investment management fees. All Morningstar Lifetime Moderate Indices represent a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. The Morningstar Lifetime Moderate Income Index and the Morningstar Lifetime Moderate 2010 Index portfolios are held in proportions appropriate for a US investor who is at least 10 years into retirement. The Morningstar Lifetime Moderate 2015 Index portfolio is held in proportions appropriate for a US investor who is about five years away from retirement. The Morningstar Lifetime Moderate 2020 Index portfolio is held in proportions appropriate for a US investor who is about 10 years away from retirement. The Morningstar Lifetime Moderate 2025 Index portfolio is held in proportions appropriate for a US investor who is about 15 years away from retirement. The Morningstar Lifetime Moderate 2030 Index portfolio is held in proportions appropriate for a US investor who is about 20 years away from retirement. The Morningstar Lifetime Moderate 2035 Index portfolio is held in proportions appropriate for a US investor who is about 25 years away from retirement. The Morningstar Lifetime Moderate 2040 Index portfolio is held in proportions appropriate for a US investor who is about 30 years away from retirement. The Morningstar Lifetime Moderate 2045 Index portfolio is held in proportions appropriate for a US investor who is about 35 years away from retirement. The Morningstar Lifetime Moderate 2050 Index portfolio is held in proportions appropriate for a US investor who is about 40 years away from retirement. The Morningstar Lifetime Moderate 2055 Index portfolio is held in proportions appropriate for a US investor who is about 45 years away from retirement. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility. The Morningstar Lifetime Moderate Indices are created by and the property of Morningstar, Inc. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Diversification Risk: The Funds may have more risk because they are “non-diversified”, meaning that the Funds can invest more of their assets in a smaller number of issuers.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	7

Disclosures and Risks

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select Retirement Allocation Fund
Class A	6.53%	2.82%

Class C	6.06%	1.94%

Advisor Class*	6.61%	2.91%

Class R*	6.28%	2.36%

Class K*	6.48%	2.65%

Class I*	6.67%	2.98%

Class Z*	6.57%	2.88%

Primary Benchmark: S&P Target Date Retirement Income Index-GDR	6.50%	3.68%

Morningstar Lifetime Moderate Income Index	7.77%	3.91%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

8	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select Retirement Allocation Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	9

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2010 Fund
Class A	8.05%	3.24%

Class C	7.56%	2.41%

Advisor Class*	8.12%	3.50%

Class R*	7.92%	2.99%

Class K*	8.02%	3.16%

Class I*	8.10%	3.38%

Class Z*	8.10%	3.38%

Primary Benchmark: S&P Target Date 2010 Index-GDR	7.41%	3.41%

Morningstar Lifetime Moderate 2010 Index	9.10%	4.47%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

10	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2010 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	11

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2015 Fund
Class A	8.84%	3.33%

Class C	8.45%	2.63%

Advisor Class*	9.03%	3.68%

Class R*	8.70%	3.10%

Class K*	8.90%	3.35%

Class I*	9.10%	3.60%

Class Z*	8.98%	3.60%

Primary Benchmark: S&P Target Date 2015 Index-GDR	8.34%	3.32%

Morningstar Lifetime Moderate 2015 Index	9.88%	4.59%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

12	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2015 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	13

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2020 Fund
Class A	9.41%	3.19%

Class C	8.94%	2.38%

Advisor Class*	9.49%	3.36%

Class R*	9.18%	2.84%

Class K*	9.26%	3.08%

Class I*	9.46%	3.34%

Class Z*	9.46%	3.32%

Primary Benchmark: S&P Target Date 2020 Index-GDR	9.12%	3.10%

Morningstar Lifetime Moderate 2020 Index	10.73%	4.53%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

14	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2020 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	15

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2025 Fund
Class A	9.77%	2.65%

Class C	9.38%	1.97%

Advisor Class*	9.94%	2.97%

Class R*	9.75%	2.44%

Class K*	9.83%	2.71%

Class I*	9.91%	2.96%

Class Z*	9.91%	2.95%

Primary Benchmark: S&P Target Date 2025 Index-GDR	9.80%	2.89%

Morningstar Lifetime Moderate 2025 Index	11.69%	4.18%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

16	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2025 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	17

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2030 Fund
Class A	10.29%	2.52%

Class C	9.92%	1.86%

Advisor Class*	10.47%	2.82%

Class R*	10.17%	2.32%

Class K*	10.37%	2.60%

Class I*	10.46%	2.75%

Class Z*	10.34%	2.74%

Primary Benchmark: S&P Target Date 2030 Index-GDR	10.40%	2.70%

Morningstar Lifetime Moderate 2030 Index	12.69%	3.58%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

18	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2030 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	19

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2035 Fund
Class A	10.68%	1.79%

Class C	10.31%	0.98%

Advisor Class*	10.82%	2.12%

Class R*	10.57%	1.49%

Class K*	10.76%	1.85%

Class I*	10.85%	2.01%

Class Z*	10.85%	2.00%

Primary Benchmark: S&P Target Date 2035 Index-GDR	10.95%	2.50%

Morningstar Lifetime Moderate 2035 Index	13.50%	2.94%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

20	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2035 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	21

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2040 Fund
Class A	10.99%	1.28%

Class C	10.48%	0.44%

Advisor Class*	11.12%	1.40%

Class R*	10.77%	0.92%

Class K*	10.97%	1.23%

Class I*	11.05%	1.40%

Class Z*	11.05%	1.38%

Primary Benchmark: S&P Target Date 2040 Index-GDR	11.35%	2.34%

Morningstar Lifetime Moderate 2040 Index	14.01%	2.48%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

22	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2040 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	23

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2045 Fund
Class A	10.96%	0.76%

Class C	10.60%	-0.05%

Advisor Class*	11.06%	0.86%

Class R*	10.87%	0.41%

Class K*	10.94%	0.62%

Class I*	11.15%	0.97%

Class Z*	11.15%	0.96%

Primary Benchmark: S&P Target Date 2045 Index-GDR	11.66%	2.20%

Morningstar Lifetime Moderate 2045 Index	14.26%	2.28%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

24	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2045 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	25

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2050 Fund
Class A	11.24%	0.80%

Class C	10.83%	0.07%

Advisor Class*	11.34%	1.02%

Class R*	11.10%	0.60%

Class K*	11.20%	0.80%

Class I*	11.27%	1.05%

Class Z*	11.27%	1.04%

Primary Benchmark: S&P Target Date 2050 Index-GDR	11.92%	2.05%

Morningstar Lifetime Moderate 2050 Index	14.39%	2.19%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

26	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2050 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	27

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2055 Fund
Class A	11.12%	0.35%

Class C	10.75%	-0.45%

Advisor Class*	11.22%	0.52%

Class R*	11.03%	0.09%

Class K*	11.14%	0.42%

Class I*	11.21%	0.57%

Class Z*	11.21%	0.56%

Primary Benchmark: S&P Target Date 2055+ Index-GDR	12.08%	1.93%

Morningstar Lifetime Moderate 2055 Index	14.49%	2.13%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

28	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND 12/15/14* TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2055 Fund Class A shares (from 12/15/14* to 7/31/16) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	29

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.82%	-1.54%
Since Inception*	2.85%	0.16%

Class C Shares
1 Year	1.94%	0.94%
Since Inception*	2.00%	2.00%

Advisor Class Shares†
1 Year	2.91%	2.91%
Since Inception*	3.03%	3.03%

Class R Shares†
1 Year	2.36%	2.36%
Since Inception*	2.45%	2.45%

Class K Shares†
1 Year	2.65%	2.65%
Since Inception*	2.77%	2.77%

Class I Shares†
1 Year	2.98%	2.98%
Since Inception*	3.05%	3.05%

Class Z Shares†
1 Year	2.88%	2.88%
Since Inception*	2.98%	2.98%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 45.66%, 43.91%, 45.44%, 31.08%, 21.57%, 30.55% and 30.62% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

30	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.68%
Since Inception*	-0.77%

Class C Shares
1 Year	-0.25%
Since Inception*	1.21%

Advisor Class Shares†
1 Year	1.73%
Since Inception*	2.24%

Class R Shares†
1 Year	1.15%
Since Inception*	1.67%

Class K Shares†
1 Year	1.54%
Since Inception*	2.00%

Class I Shares†
1 Year	1.78%
Since Inception*	2.23%

Class Z Shares†
1 Year	1.77%
Since Inception*	2.23%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	31

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.24%	-1.11%
Since Inception*	3.60%	0.89%

Class C Shares
1 Year	2.41%	1.41%
Since Inception*	2.75%	2.75%

Advisor Class Shares†
1 Year	3.50%	3.50%
Since Inception*	3.83%	3.83%

Class R Shares†
1 Year	2.99%	2.99%
Since Inception*	3.34%	3.34%

Class K Shares†
1 Year	3.16%	3.16%
Since Inception*	3.52%	3.52%

Class I Shares†
1 Year	3.38%	3.38%
Since Inception*	3.79%	3.79%

Class Z Shares†
1 Year	3.38%	3.38%
Since Inception*	3.79%	3.79%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 46.86%, 47.63%, 46.65%, 31.03%, 24.08%, 30.50% and 30.55% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

32	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.44%
Since Inception*	-0.19%

Class C Shares
1 Year	-0.06%
Since Inception*	1.74%

Advisor Class Shares†
1 Year	2.03%
Since Inception*	2.82%

Class R Shares†
1 Year	1.58%
Since Inception*	2.34%

Class K Shares†
1 Year	1.75%
Since Inception*	2.53%

Class I Shares†
1 Year	1.97%
Since Inception*	2.82%

Class Z Shares†
1 Year	1.97%
Since Inception*	2.82%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	33

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.33%	-1.10%
Since Inception*	3.91%	1.19%

Class C Shares
1 Year	2.63%	1.63%
Since Inception*	3.14%	3.14%

Advisor Class Shares†
1 Year	3.68%	3.68%
Since Inception*	4.19%	4.19%

Class R Shares†
1 Year	3.10%	3.10%
Since Inception*	3.67%	3.67%

Class K Shares†
1 Year	3.35%	3.35%
Since Inception*	3.96%	3.96%

Class I Shares†
1 Year	3.60%	3.60%
Since Inception*	4.19%	4.19%

Class Z Shares†
1 Year	3.60%	3.60%
Since Inception*	4.18%	4.18%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 27.58%, 20.27%, 27.27%, 16.55%, 11.15%, 26.28% and 26.30% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

34	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-2.45%
Since Inception*	-0.07%

Class C Shares
1 Year	0.05%
Since Inception*	1.95%

Advisor Class Shares†
1 Year	2.13%
Since Inception*	3.02%

Class R Shares†
1 Year	1.59%
Since Inception*	2.48%

Class K Shares†
1 Year	1.85%
Since Inception*	2.79%

Class I Shares†
1 Year	2.10%
Since Inception*	2.97%

Class Z Shares†
1 Year	2.10%
Since Inception*	2.96%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	35

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.19%	-1.23%
Since Inception*	4.19%	1.46%

Class C Shares
1 Year	2.38%	1.38%
Since Inception*	3.34%	3.34%

Advisor Class Shares†
1 Year	3.36%	3.36%
Since Inception*	4.43%	4.43%

Class R Shares†
1 Year	2.84%	2.84%
Since Inception*	3.87%	3.87%

Class K Shares†
1 Year	3.08%	3.08%
Since Inception*	4.16%	4.16%

Class I Shares†
1 Year	3.34%	3.34%
Since Inception*	4.39%	4.39%

Class Z Shares†
1 Year	3.32%	3.32%
Since Inception*	4.38%	4.38%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 10.37%, 13.42%, 25.85%, 8.92%, 6.00%, 25.05% and 25.09% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.45%, 1.20%, 0.20%, 0.70%, 0.45%, 0.20% and 0.20% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

36	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.13%
Since Inception*	0.02%

Class C Shares
1 Year	-0.69%
Since Inception*	2.03%

Advisor Class Shares†
1 Year	1.30%
Since Inception*	3.05%

Class R Shares†
1 Year	0.83%
Since Inception*	2.56%

Class K Shares†
1 Year	1.07%
Since Inception*	2.87%

Class I Shares†
1 Year	1.33%
Since Inception*	3.04%

Class Z Shares†
1 Year	1.22%
Since Inception*	3.04%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	37

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.65%	-1.73%
Since Inception*	4.37%	1.64%

Class C Shares
1 Year	1.97%	0.97%
Since Inception*	3.67%	3.67%

Advisor Class Shares†
1 Year	2.97%	2.97%
Since Inception*	4.71%	4.71%

Class R Shares†
1 Year	2.44%	2.44%
Since Inception*	4.15%	4.15%

Class K Shares†
1 Year	2.71%	2.71%
Since Inception*	4.45%	4.45%

Class I Shares†
1 Year	2.96%	2.96%
Since Inception*	4.68%	4.68%

Class Z Shares†
1 Year	2.95%	2.95%
Since Inception*	4.67%	4.67%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 14.14%, 16.30%, 13.87%, 7.75%, 6.58%, 23.27% and 23.30% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.44%, 1.19%, 0.19%, 0.69%, 0.44%, 0.19% and 0.19% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

38	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.64%
Since Inception*	0.02%

Class C Shares
1 Year	-1.09%
Since Inception*	2.12%

Advisor Class Shares†
1 Year	0.91%
Since Inception*	3.15%

Class R Shares†
1 Year	0.44%
Since Inception*	2.59%

Class K Shares†
1 Year	0.70%
Since Inception*	2.91%

Class I Shares†
1 Year	0.96%
Since Inception*	3.15%

Class Z Shares†
1 Year	0.95%
Since Inception*	3.15%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	39

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.52%	-1.83%
Since Inception*	4.94%	2.19%

Class C Shares
1 Year	1.86%	0.86%
Since Inception*	4.25%	4.25%

Advisor Class Shares†
1 Year	2.82%	2.82%
Since Inception*	5.26%	5.26%

Class R Shares†
1 Year	2.32%	2.32%
Since Inception*	4.73%	4.73%

Class K Shares†
1 Year	2.60%	2.60%
Since Inception*	4.98%	4.98%

Class I Shares†
1 Year	2.75%	2.75%
Since Inception*	5.21%	5.21%

Class Z Shares†
1 Year	2.74%	2.74%
Since Inception*	5.20%	5.20%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 19.47%, 26.45%, 19.32%, 8.86%, 7.71%, 22.88% and 22.90% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

40	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.84%
Since Inception*	0.41%

Class C Shares
1 Year	-1.10%
Since Inception*	2.59%

Advisor Class Shares†
1 Year	0.76%
Since Inception*	3.60%

Class R Shares†
1 Year	0.22%
Since Inception*	3.00%

Class K Shares†
1 Year	0.50%
Since Inception*	3.26%

Class I Shares†
1 Year	0.66%
Since Inception*	3.51%

Class Z Shares†
1 Year	0.75%
Since Inception*	3.57%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	41

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.79%	-2.51%
Since Inception*	5.00%	2.25%

Class C Shares
1 Year	0.98%	-0.01%
Since Inception*	4.22%	4.22%

Advisor Class Shares†
1 Year	2.12%	2.12%
Since Inception*	5.27%	5.27%

Class R Shares†
1 Year	1.49%	1.49%
Since Inception*	4.73%	4.73%

Class K Shares†
1 Year	1.85%	1.85%
Since Inception*	5.04%	5.04%

Class I Shares†
1 Year	2.01%	2.01%
Since Inception*	5.27%	5.27%

Class Z Shares†
1 Year	2.00%	2.00%
Since Inception*	5.26%	5.26%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 15.25%, 20.07%, 21.74%, 9.76%, 7.00%, 23.12% and 23.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.49%, 1.24%, 0.24%, 0.74%, 0.49%, 0.24% and 0.24% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement Payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

42	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.79%
Since Inception*	0.27%

Class C Shares
1 Year	-2.35%
Since Inception*	2.28%

Advisor Class Shares†
1 Year	-0.32%
Since Inception*	3.35%

Class R Shares†
1 Year	-0.91%
Since Inception*	2.79%

Class K Shares†
1 Year	-0.54%
Since Inception*	3.11%

Class I Shares†
1 Year	-0.28%
Since Inception*	3.37%

Class Z Shares†
1 Year	-0.29%
Since Inception*	3.36%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	43

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.28%	-3.01%
Since Inception*	5.02%	2.27%

Class C Shares
1 Year	0.44%	-0.55%
Since Inception*	4.28%	4.28%

Advisor Class Shares†
1 Year	1.40%	1.40%
Since Inception*	5.30%	5.30%

Class R Shares†
1 Year	0.92%	0.92%
Since Inception*	4.79%	4.79%

Class K Shares†
1 Year	1.23%	1.23%
Since Inception*	5.06%	5.06%

Class I Shares†
1 Year	1.40%	1.40%
Since Inception*	5.30%	5.30%

Class Z Shares†
1 Year	1.38%	1.38%
Since Inception*	5.29%	5.29%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 24.52%, 30.82%, 29.71%, 15.26%, 6.32%, 19.34% and 17.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

44	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.22%
Since Inception*	0.15%

Class C Shares
1 Year	-2.80%
Since Inception*	2.21%

Advisor Class Shares†
1 Year	-0.94%
Since Inception*	3.16%

Class R Shares†
1 Year	-1.39%
Since Inception*	2.70%

Class K Shares†
1 Year	-1.07%
Since Inception*	2.99%

Class I Shares†
1 Year	-0.91%
Since Inception*	3.17%

Class Z Shares†
1 Year	-0.82%
Since Inception*	3.23%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	45

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.76%	-3.55%
Since Inception*	4.87%	2.12%

Class C Shares
1 Year	-0.05%	-1.05%
Since Inception*	4.08%	4.08%

Advisor Class Shares†
1 Year	0.86%	0.86%
Since Inception*	5.06%	5.06%

Class R Shares†
1 Year	0.41%	0.41%
Since Inception*	4.58%	4.58%

Class K Shares†
1 Year	0.62%	0.62%
Since Inception*	4.84%	4.84%

Class I Shares†
1 Year	0.97%	0.97%
Since Inception*	5.08%	5.08%

Class Z Shares†
1 Year	0.96%	0.96%
Since Inception*	5.07%	5.07%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 29.07%, 27.64%, 30.04%, 16.27%, 8.27%, 23.74% and 16.83% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.51%, 1.26%, 0.26%, 0.76%, 0.51%, 0.26% and 0.26% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

46	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.95%
Since Inception*	-0.19%

Class C Shares
1 Year	-3.45%
Since Inception*	1.89%

Advisor Class Shares†
1 Year	-1.66%
Since Inception*	2.86%

Class R Shares†
1 Year	-2.09%
Since Inception*	2.35%

Class K Shares†
1 Year	-1.78%
Since Inception*	2.70%

Class I Shares†
1 Year	-1.62%
Since Inception*	2.88%

Class Z Shares†
1 Year	-1.63%
Since Inception*	2.88%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	47

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.80%	-3.52%
Since Inception*	4.80%	2.06%

Class C Shares
1 Year	0.07%	-0.93%
Since Inception*	4.00%	4.00%

Advisor Class Shares†
1 Year	1.02%	1.02%
Since Inception*	5.01%	5.01%

Class R Shares†
1 Year	0.60%	0.60%
Since Inception*	4.55%	4.55%

Class K Shares†
1 Year	0.80%	0.80%
Since Inception*	4.74%	4.74%

Class I Shares†
1 Year	1.05%	1.05%
Since Inception*	5.04%	5.04%

Class Z Shares†
1 Year	1.04%	1.04%
Since Inception*	5.03%	5.03%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 37.05%, 41.74%, 40.76%, 25.92%, 16.92%, 27.87% and 27.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

48	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-6.08%
Since Inception*	-0.24%

Class C Shares
1 Year	-3.71%
Since Inception*	1.75%

Advisor Class Shares†
1 Year	-1.67%
Since Inception*	2.83%

Class R Shares†
1 Year	-2.19%
Since Inception*	2.32%

Class K Shares†
1 Year	-1.89%
Since Inception*	2.53%

Class I Shares†
1 Year	-1.64%
Since Inception*	2.84%

Class Z Shares†
1 Year	-1.65%
Since Inception*	2.83%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	49

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.35%	-3.96%
Since Inception*	4.45%	1.72%

Class C Shares
1 Year	-0.45%	-1.44%
Since Inception*	3.67%	3.67%

Advisor Class Shares†
1 Year	0.52%	0.52%
Since Inception*	4.70%	4.70%

Class R Shares†
1 Year	0.09%	0.09%
Since Inception*	4.22%	4.22%

Class K Shares†
1 Year	0.42%	0.42%
Since Inception*	4.44%	4.44%

Class I Shares†
1 Year	0.57%	0.57%
Since Inception*	4.73%	4.73%

Class Z Shares†
1 Year	0.56%	0.56%
Since Inception*	4.73%	4.73%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 23.24%, 25.10%, 23.11%, 22.65%, 17.26%, 22.62% and 22.61% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

50	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-6.52%
Since Inception*	-0.55%

Class C Shares
1 Year	-4.06%
Since Inception*	1.50%

Advisor Class Shares†
1 Year	-2.18%
Since Inception*	2.48%

Class R Shares†
1 Year	-2.71%
Since Inception*	1.97%

Class K Shares†
1 Year	-2.37%
Since Inception*	2.20%

Class I Shares†
1 Year	-2.12%
Since Inception*	2.51%

Class Z Shares†
1 Year	-2.13%
Since Inception*	2.51%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	51

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,065.30	$2.16	0.42%
Hypothetical**	$1,000	$1,022.77	$2.11	0.42%
Class C
Actual	$1,000	$1,060.60	$5.99	1.17%
Hypothetical**	$1,000	$1,019.05	$5.87	1.17%
Advisor Class
Actual	$1,000	$1,066.10	$0.87	0.17%
Hypothetical**	$1,000	$1,024.02	$0.86	0.17%

52	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class R
Actual	$1,000	$1,062.80	$3.44	0.67%
Hypothetical**	$1,000	$1,021.53	$3.37	0.67%
Class K
Actual	$1,000	$1,064.80	$2.16	0.42%
Hypothetical**	$1,000	$1,022.77	$2.11	0.42%
Class I
Actual	$1,000	$1,066.70	$0.87	0.17%
Hypothetical**	$1,000	$1,024.02	$0.86	0.17%
Class Z
Actual	$1,000	$1,065.70	$0.87	0.17%
Hypothetical**	$1,000	$1,024.02	$0.86	0.17%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,080.50	$2.12	0.41%
Hypothetical**	$1,000	$1,022.82	$2.06	0.41%
Class C
Actual	$1,000	$1,075.60	$5.99	1.16%
Hypothetical**	$1,000	$1,019.10	$5.82	1.16%
Advisor Class
Actual	$1,000	$1,081.20	$0.83	0.16%
Hypothetical**	$1,000	$1,024.07	$0.81	0.16%
Class R
Actual	$1,000	$1,079.20	$3.41	0.66%
Hypothetical**	$1,000	$1,021.58	$3.32	0.66%
Class K
Actual	$1,000	$1,080.20	$2.12	0.41%
Hypothetical**	$1,000	$1,022.82	$2.06	0.41%
Class I
Actual	$1,000	$1,081.00	$0.83	0.16%
Hypothetical**	$1,000	$1,024.07	$0.81	0.16%
Class Z
Actual	$1,000	$1,081.00	$0.83	0.16%
Hypothetical**	$1,000	$1,024.07	$0.81	0.16%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,088.40	$2.08	0.40%
Hypothetical**	$1,000	$1,022.87	$2.01	0.40%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	53

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,084.50	$5.96	1.15%
Hypothetical**	$1,000	$1,019.14	$5.77	1.15%
Advisor Class
Actual	$1,000	$1,090.30	$0.78	0.15%
Hypothetical**	$1,000	$1,024.12	$0.75	0.15%
Class R
Actual	$1,000	$1,087.00	$3.37	0.65%
Hypothetical**	$1,000	$1,021.63	$3.27	0.65%
Class K
Actual	$1,000	$1,089.00	$2.08	0.40%
Hypothetical**	$1,000	$1,022.87	$2.01	0.40%
Class I
Actual	$1,000	$1,091.00	$0.78	0.15%
Hypothetical**	$1,000	$1,024.12	$0.75	0.15%
Class Z
Actual	$1,000	$1,089.80	$0.78	0.15%
Hypothetical**	$1,000	$1,024.12	$0.75	0.15%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,094.10	$2.34	0.45%
Hypothetical**	$1,000	$1,022.63	$2.26	0.45%
Class C
Actual	$1,000	$1,089.40	$6.23	1.20%
Hypothetical**	$1,000	$1,018.90	$6.02	1.20%
Advisor Class
Actual	$1,000	$1,094.90	$1.04	0.20%
Hypothetical**	$1,000	$1,023.87	$1.01	0.20%
Class R
Actual	$1,000	$1,091.80	$3.64	0.70%
Hypothetical**	$1,000	$1,021.38	$3.52	0.70%
Class K
Actual	$1,000	$1,092.60	$2.34	0.45%
Hypothetical**	$1,000	$1,022.63	$2.26	0.45%
Class I
Actual	$1,000	$1,094.60	$1.04	0.20%
Hypothetical**	$1,000	$1,023.87	$1.01	0.20%
Class Z
Actual	$1,000	$1,094.60	$1.04	0.20%
Hypothetical**	$1,000	$1,023.87	$1.01	0.20%

54	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2025 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,097.70	$2.29	0.44%
Hypothetical**	$1,000	$1,022.68	$2.21	0.44%
Class C
Actual	$1,000	$1,093.80	$6.20	1.19%
Hypothetical**	$1,000	$1,018.95	$5.97	1.19%
Advisor Class
Actual	$1,000	$1,099.40	$0.99	0.19%
Hypothetical**	$1,000	$1,023.92	$0.96	0.19%
Class R
Actual	$1,000	$1,097.50	$3.60	0.69%
Hypothetical**	$1,000	$1,021.43	$3.47	0.69%
Class K
Actual	$1,000	$1,098.30	$2.30	0.44%
Hypothetical**	$1,000	$1,022.68	$2.21	0.44%
Class I
Actual	$1,000	$1,099.10	$0.99	0.19%
Hypothetical**	$1,000	$1,023.92	$0.96	0.19%
Class Z
Actual	$1,000	$1,099.10	$0.99	0.19%
Hypothetical**	$1,000	$1,023.92	$0.96	0.19%

AB Multi-Manager Select 2030 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,102.90	$2.51	0.48%
Hypothetical**	$1,000	$1,022.48	$2.41	0.48%
Class C
Actual	$1,000	$1,099.20	$6.42	1.23%
Hypothetical**	$1,000	$1,018.75	$6.17	1.23%
Advisor Class
Actual	$1,000	$1,104.70	$1.20	0.23%
Hypothetical**	$1,000	$1,023.72	$1.16	0.23%
Class R
Actual	$1,000	$1,101.70	$3.81	0.73%
Hypothetical**	$1,000	$1,021.23	$3.67	0.73%
Class K
Actual	$1,000	$1,103.70	$2.51	0.48%
Hypothetical**	$1,000	$1,022.48	$2.41	0.48%
Class I
Actual	$1,000	$1,104.60	$1.20	0.23%
Hypothetical**	$1,000	$1,023.72	$1.16	0.23%
Class Z
Actual	$1,000	$1,103.40	$1.20	0.23%
Hypothetical**	$1,000	$1,023.72	$1.16	0.23%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	55

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2035 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,106.80	$2.57	0.49%
Hypothetical**	$1,000	$1,022.43	$2.46	0.49%
Class C
Actual	$1,000	$1,103.10	$6.48	1.24%
Hypothetical**	$1,000	$1,018.70	$6.22	1.24%
Advisor Class
Actual	$1,000	$1,108.20	$1.26	0.24%
Hypothetical**	$1,000	$1,023.67	$1.21	0.24%
Class R
Actual	$1,000	$1,105.70	$3.87	0.74%
Hypothetical**	$1,000	$1,021.18	$3.72	0.74%
Class K
Actual	$1,000	$1,107.60	$2.57	0.49%
Hypothetical**	$1,000	$1,022.43	$2.46	0.49%
Class I
Actual	$1,000	$1,108.50	$1.26	0.24%
Hypothetical**	$1,000	$1,023.67	$1.21	0.24%
Class Z
Actual	$1,000	$1,108.50	$1.26	0.24%
Hypothetical**	$1,000	$1,023.67	$1.21	0.24%
AB Multi-Manager Select 2040 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,109.90	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class C
Actual	$1,000	$1,104.80	$6.65	1.27%
Hypothetical**	$1,000	$1,018.55	$6.37	1.27%
Advisor Class
Actual	$1,000	$1,111.20	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
Class R
Actual	$1,000	$1,107.70	$4.04	0.77%
Hypothetical**	$1,000	$1,021.03	$3.87	0.77%
Class K
Actual	$1,000	$1,109.70	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class I
Actual	$1,000	$1,110.50	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
Class Z
Actual	$1,000	$1,110.50	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%

56	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2045 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,109.60	$2.68	0.51%
Hypothetical**	$1,000	$1,022.33	$2.56	0.51%
Class C
Actual	$1,000	$1,106.00	$6.60	1.26%
Hypothetical**	$1,000	$1,018.60	$6.32	1.26%
Advisor Class
Actual	$1,000	$1,110.60	$1.36	0.26%
Hypothetical**	$1,000	$1,023.57	$1.31	0.26%
Class R
Actual	$1,000	$1,108.70	$3.98	0.76%
Hypothetical**	$1,000	$1,021.08	$3.82	0.76%
Class K
Actual	$1,000	$1,109.40	$2.67	0.51%
Hypothetical**	$1,000	$1,022.33	$2.56	0.51%
Class I
Actual	$1,000	$1,111.50	$1.36	0.26%
Hypothetical**	$1,000	$1,023.57	$1.31	0.26%
Class Z
Actual	$1,000	$1,111.50	$1.36	0.26%
Hypothetical**	$1,000	$1,023.57	$1.31	0.26%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,112.40	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class C
Actual	$1,000	$1,108.30	$6.66	1.27%
Hypothetical**	$1,000	$1,018.55	$6.37	1.27%
Advisor Class
Actual	$1,000	$1,113.40	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
Class R
Actual	$1,000	$1,111.00	$4.04	0.77%
Hypothetical**	$1,000	$1,021.03	$3.87	0.77%
Class K
Actual	$1,000	$1,112.00	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class I
Actual	$1,000	$1,112.70	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	57

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class Z
Actual	$1,000	$1,112.70	$1.47	0.28%
Hypothetical**	$1,000	$1,023.47	$1.41	0.28%

AB Multi-Manager Select 2055 Fund

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,111.20	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class C
Actual	$1,000	$1,107.50	$6.65	1.27%
Hypothetical**	$1,000	$1,018.55	$6.37	1.27%
Advisor Class
Actual	$1,000	$1,112.20	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
Class R
Actual	$1,000	$1,110.30	$4.04	0.77%
Hypothetical**	$1,000	$1,021.03	$3.87	0.77%
Class K
Actual	$1,000	$1,111.40	$2.73	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class I
Actual	$1,000	$1,112.10	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
Class Z
Actual	$1,000	$1,112.10	$1.42	0.27%
Hypothetical**	$1,000	$1,023.52	$1.36	0.27%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

58	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,604

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	59

Portfolio Summary

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $15,321

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

60	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $46,931

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	61

Portfolio Summary

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $87,106

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

62	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $122,152

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	63

Portfolio Summary

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $85,678

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

64	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $71,357

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	65

Portfolio Summary

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $58,645

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

66	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $43,932

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	67

Portfolio Summary

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $17,646

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

68	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $17,119

*	All data reflect Underlying Portfolio holdings as of July 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	69

Portfolio Summary

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.0%
Funds and Investment Trusts – 99.0%(a)
AB All Market Real Return Portfolio – Class Z	34,628	$286,722
AB Bond Inflation Strategy Portfolio – Class Z	53,159	576,246
AB Concentrated Growth Portfolio – Class Z	3,603	100,869
AB Global Bond Fund, Inc. – Class Z	22,215	191,268
AB Global Real Estate Investment Fund II – Class I	33,918	391,754
AB Growth and Income Fund, Inc. – Class Z	67,899	380,914
AB High Income Fund, Inc. – Class Z	25,479	218,611
AB Intermediate Bond Portfolio – Class Z	67,835	771,283
AB Unconstrained Bond Fund, Inc. – Class Z	33,837	287,618
AQR International Defensive Style Fund – Class R6	19,500	234,980
AQR Large Cap Defensive Style Fund – Class R6	24,265	387,034
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	29,351	193,426
Franklin Growth Fund – Class R6	1,273	99,327
Franklin Low Duration Total Return Fund – Class R6	106,670	1,057,098
iShares Core S&P 500 ETF	1,117	243,886
iShares Russell 2000 ETF	207	25,066
MFS Institutional International Equity Fund	4,881	100,739
MFS Total Return Bond Fund – Class R5	61,303	673,714
MFS Value Fund – Class R5	2,750	98,243
T. Rowe Price Dividend Growth Fund, Inc.	7,700	288,295
T. Rowe Price Emerging Markets Stock Fund	5,064	167,269
T. Rowe Price Inflation Protected Bond Fund, Inc.	63,195	772,874
T. Rowe Price Institutional Long Duration Credit Fund	26,225	291,092
T. Rowe Price International Funds – International Discovery Fund	1,851	102,135
T. Rowe Price Small Cap Value Fund – Class I	2,446	100,106
Templeton Global Bond Fund – Class R6	10,740	120,390
Vanguard FTSE Emerging Markets ETF	529	19,594
Vanguard Short-Term Bond ETF	14,218	1,153,080
Vanguard Total Bond Market ETF	2,106	178,252

Total Investment Companies (cost $9,256,146)		9,511,885

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $101,126)	101,126	101,126

Total Investments – 100.1% (cost $9,357,272)		9,613,011
Other assets less liabilities – (0.1)%		(8,732)

Net Assets – 100.0%		$9,604,279

70	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	71

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.9%
Funds and Investment Trusts – 98.9%(a)
AB All Market Real Return Portfolio – Class Z	55,361	$458,391
AB Bond Inflation Strategy Portfolio – Class Z	112,784	1,222,582
AB Global Bond Fund, Inc. – Class Z	70,646	608,259
AB Global Real Estate Investment Fund II – Class I	53,905	622,597
AB Growth and Income Fund, Inc. – Class Z	107,903	605,337
AB High Income Fund, Inc. – Class Z	40,554	347,952
AB Intermediate Bond Portfolio – Class Z	80,847	919,230
AB Unconstrained Bond Fund, Inc. – Class Z	35,887	305,037
AQR International Defensive Style Fund – Class R6	34,535	416,146
AQR Large Cap Defensive Style Fund – Class R6	38,635	616,231
AQR Long-Short Equity Fund – Class R6	24,097	307,236
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	46,643	307,380
AQR Style Premia Alternative Fund – Class R6	45,315	457,232
Franklin Growth Fund – Class R6	3,941	307,415
Franklin Low Duration Total Return Fund – Class R6	61,289	607,378
iShares Core S&P 500 ETF	5,955	1,300,215
iShares Russell 2000 ETF	666	80,646
MFS Institutional International Equity Fund	7,504	154,876
MFS Total Return Bond Fund – Class R5	124,978	1,373,509
MFS Value Fund – Class R5	4,395	157,035
T. Rowe Price Dividend Growth Fund, Inc.	16,318	610,941
T. Rowe Price Emerging Markets Stock Fund	14,900	492,143
T. Rowe Price Inflation Protected Bond Fund, Inc.	74,814	914,971
T. Rowe Price Institutional Long Duration Credit Fund	27,784	308,404
T. Rowe Price International Funds – International Discovery Fund	2,883	159,110
T. Rowe Price Small Cap Value Fund – Class I	3,757	153,781
Templeton Global Bond Fund – Class R6	17,090	191,577
Vanguard FTSE Emerging Markets ETF	2,946	109,120
Vanguard Short-Term Bond ETF	5,649	458,134
Vanguard Total Bond Market ETF	6,966	589,602

Total Investment Companies (cost $14,623,609)		15,162,467

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $163,615)	163,615	163,615

Total Investments – 100.0% (cost $14,787,224)		15,326,082
Other assets less liabilities – 0.0%		(5,078)

Net Assets – 100.0%		$15,321,004

72	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	73

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB All Market Real Return Portfolio – Class Z	166,602	$1,379,462
AB Bond Inflation Strategy Portfolio – Class Z	301,917	3,272,783
AB Discovery Value Fund – Class Z	25,040	491,787
AB Global Bond Fund, Inc. – Class Z	217,428	1,872,052
AB Global Real Estate Investment Fund II – Class I	166,216	1,919,798
AB Growth and Income Fund, Inc. – Class Z	248,001	1,391,283
AB High Income Fund, Inc. – Class Z	231,300	1,984,555
AB Intermediate Bond Portfolio – Class Z	206,331	2,345,983
AB Unconstrained Bond Fund, Inc. – Class Z	111,511	947,843
AQR International Defensive Style Fund – Class R6	118,679	1,430,076
AQR Large Cap Defensive Style Fund – Class R6	145,882	2,326,824
AQR Long-Short Equity Fund – Class R6	110,537	1,409,347
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	160,597	1,058,335
AQR Style Premia Alternative Fund – Class R6	139,043	1,402,940
Franklin Growth Fund – Class R6	12,085	942,605
Franklin Low Duration Total Return Fund – Class R6	47,520	470,921
iShares Core S&P 500 ETF	21,442	4,681,646
iShares Russell 2000 ETF	3,887	470,677
MFS Institutional International Equity Fund	45,966	948,747
MFS Total Return Bond Fund – Class R5	212,891	2,339,671
MFS Value Fund – Class R5	26,063	931,242
T. Rowe Price Dividend Growth Fund, Inc.	49,813	1,864,992
T. Rowe Price Emerging Markets Stock Fund	59,856	1,977,043
T. Rowe Price Inflation Protected Bond Fund, Inc.	267,896	3,276,371
T. Rowe Price Institutional Long Duration Credit Fund	86,888	964,457
T. Rowe Price International Funds – International Discovery Fund	8,816	486,537
T. Rowe Price Small Cap Value Fund – Class I	11,422	467,515
Templeton Global Bond Fund – Class R6	50,929	570,919
Vanguard FTSE Emerging Markets ETF	9,346	346,176
Vanguard Total Bond Market ETF	31,037	2,626,972

Total Investment Companies (cost $44,767,017)		46,599,559

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $366,493)	366,493	366,493

Total Investments – 100.1% (cost $45,133,510)		46,966,052
Other assets less liabilities – (0.1)%		(34,852)

Net Assets – 100.0%		$46,931,200

74	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	75

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB All Market Real Return Portfolio – Class Z	313,451	$2,595,371
AB Bond Inflation Strategy Portfolio – Class Z	399,298	4,328,389
AB Discovery Value Fund – Class Z	45,380	891,272
AB Global Bond Fund, Inc. – Class Z	199,539	1,718,032
AB Global Real Estate Investment Fund II – Class I	306,347	3,538,304
AB Growth and Income Fund, Inc. – Class Z	919,864	5,160,440
AB High Income Fund, Inc. – Class Z	636,704	5,462,923
AB Intermediate Bond Portfolio – Class Z	382,855	4,353,060
AB Unconstrained Bond Fund, Inc. – Class Z	101,482	862,596
AQR International Defensive Style Fund – Class R6	217,240	2,617,747
AQR Large Cap Defensive Style Fund – Class R6	272,681	4,349,255
AQR Long-Short Equity Fund – Class R6	273,118	3,482,252
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	298,033	1,964,037
AQR Style Premia Alternative Fund – Class R6	257,546	2,598,644
Franklin Growth Fund – Class R6	22,405	1,747,565
iShares Core S&P 500 ETF	39,819	8,694,080
iShares Russell 2000 ETF	7,570	916,651
MFS Institutional International Equity Fund	129,969	2,682,555
MFS Total Return Bond Fund – Class R5	316,402	3,477,255
MFS Value Fund – Class R5	48,801	1,743,671
T. Rowe Price Dividend Growth Fund, Inc.	92,879	3,477,376
T. Rowe Price Emerging Markets Stock Fund	111,148	3,671,233
T. Rowe Price Inflation Protected Bond Fund, Inc.	356,737	4,362,893
T. Rowe Price Institutional Long Duration Credit Fund	157,903	1,752,726
T. Rowe Price International Funds – International Discovery Fund	32,775	1,808,842
T. Rowe Price Small Cap Value Fund – Class I	21,398	875,817
Templeton Global Bond Fund – Class R6	169,922	1,904,829
Vanguard FTSE Developed Markets ETF	21,988	809,818
Vanguard FTSE Emerging Markets ETF	16,698	618,494
Vanguard Total Bond Market ETF	47,308	4,004,149

Total Investment Companies (cost $83,300,921)		86,470,276

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $692,885)	692,885	692,885

Total Investments – 100.1% (cost $83,993,806)		87,163,161
Other assets less liabilities – (0.1)%		(56,677)

Net Assets – 100.0%		$87,106,484

76	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	77

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.0%
Funds and Investment Trusts – 99.0%(a)
AB All Market Real Return Portfolio – Class Z	291,387	$2,412,685
AB Bond Inflation Strategy Portfolio – Class Z	223,665	2,424,525
AB Concentrated Growth Portfolio – Class Z	87,465	2,449,017
AB Discovery Growth Fund, Inc. – Class Z(b)	138,418	1,247,146
AB Discovery Value Fund – Class Z	61,402	1,205,942
AB Global Bond Fund, Inc. – Class Z	281,797	2,426,276
AB Global Real Estate Investment Fund II – Class I	538,089	6,214,932
AB Growth and Income Fund, Inc. – Class Z	1,727,200	9,689,593
AB High Income Fund, Inc. – Class Z	1,034,352	8,874,736
AB Intermediate Bond Portfolio – Class Z	320,149	3,640,089
AQR International Defensive Style Fund – Class R6	300,196	3,617,361
AQR Large Cap Defensive Style Fund – Class R6	382,169	6,095,597
AQR Long-Short Equity Fund – Class R6	479,357	6,111,802
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	461,521	3,041,427
AQR Style Premia Alternative Fund – Class R6	359,113	3,623,455
Franklin Growth Fund – Class R6	47,225	3,683,582
iShares Core S&P 500 ETF	50,260	10,973,768
iShares Russell 2000 ETF	10,355	1,253,887
MFS Institutional International Equity Fund	239,516	4,943,607
MFS Total Return Bond Fund – Class R5	106,123	1,166,286
MFS Value Fund – Class R5	101,665	3,632,472
T. Rowe Price Dividend Growth Fund, Inc.	129,617	4,852,871
T. Rowe Price Emerging Markets Stock Fund	154,984	5,119,118
T. Rowe Price Inflation Protected Bond Fund, Inc.	298,465	3,650,229
T. Rowe Price Institutional Long Duration Credit Fund	217,194	2,410,853
T. Rowe Price International Funds – International Discovery Fund	44,718	2,467,996
T. Rowe Price Small Cap Value Fund – Class I	29,985	1,227,267
Templeton Global Bond Fund – Class R6	240,498	2,695,977
Vanguard FTSE Developed Markets ETF	66,057	2,432,879
Vanguard FTSE Emerging Markets ETF	23,447	868,477
Vanguard Total Bond Market ETF	76,721	6,493,666

Total Investment Companies (cost $116,437,731)		120,947,518

78	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $1,604,588)	1,604,588	$1,604,588

Total Investments – 100.3% (cost $118,042,319)		122,552,106
Other assets less liabilities – (0.3)%		(399,630)

Net Assets – 100.0%		$122,152,476

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	79

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.2%
Funds and Investment Trusts – 99.2%(a)
AB All Market Real Return Portfolio – Class Z	99,367	$822,759
AB Concentrated Growth Portfolio – Class Z	62,186	1,741,215
AB Discovery Growth Fund, Inc. – Class Z(b)	97,934	882,383
AB Discovery Value Fund – Class Z	88,928	1,746,555
AB Global Bond Fund, Inc. – Class Z	195,446	1,682,794
AB Global Real Estate Investment Fund II – Class I	302,550	3,494,453
AB Growth and Income Fund, Inc. – Class Z	1,510,260	8,472,556
AB High Income Fund, Inc. – Class Z	816,415	7,004,845
AB Intermediate Bond Portfolio – Class Z	225,880	2,568,251
AQR International Defensive Style Fund – Class R6	213,716	2,575,279
AQR Large Cap Defensive Style Fund – Class R6	267,088	4,260,061
AQR Long-Short Equity Fund – Class R6	404,969	5,163,352
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	293,180	1,932,059
AQR Style Premia Alternative Fund – Class R6	168,919	1,704,389
Franklin Growth Fund – Class R6	33,093	2,581,262
iShares Core S&P 500 ETF	35,210	7,687,751
iShares Russell 2000 ETF	7,262	879,356
MFS Institutional International Equity Fund	251,340	5,187,654
MFS Total Return Bond Fund – Class R5	77,559	852,375
MFS Value Fund – Class R5	166,674	5,955,256
T. Rowe Price Dividend Growth Fund, Inc.	68,669	2,570,983
T. Rowe Price Emerging Markets Stock Fund	109,837	3,627,915
T. Rowe Price Inflation Protected Bond Fund, Inc.	68,161	833,604
T. Rowe Price International Funds – International Discovery Fund	31,671	1,747,905
T. Rowe Price Small Cap Value Fund – Class I	20,835	852,758
Templeton Global Bond Fund – Class R6	166,969	1,871,725
Vanguard FTSE Developed Markets ETF	70,674	2,602,923
Vanguard FTSE Emerging Markets ETF	17,115	633,940
Vanguard Total Bond Market ETF	36,424	3,082,927

Total Investment Companies (cost $81,985,250)		85,019,285

80	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $718,368)	718,368	$718,368

Total Investments – 100.1% (cost $82,703,618)		85,737,653
Other assets less liabilities – (0.1)%		(59,770)

Net Assets – 100.0%		$85,677,883

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	81

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.2%
Funds and Investment Trusts – 99.2%(a)
AB All Market Real Return Portfolio – Class Z	85,465	$707,652
AB Concentrated Growth Portfolio – Class Z	76,957	2,154,795
AB Discovery Growth Fund, Inc. – Class Z(b)	77,717	700,231
AB Discovery Value Fund – Class Z	73,578	1,445,067
AB Global Real Estate Investment Fund II – Class I	249,994	2,887,429
AB Growth and Income Fund, Inc. – Class Z	1,759,367	9,870,046
AB High Income Fund, Inc. – Class Z	514,352	4,413,143
AB Intermediate Bond Portfolio – Class Z	125,121	1,422,630
AQR International Defensive Style Fund – Class R6	175,122	2,110,222
AQR Large Cap Defensive Style Fund – Class R6	222,759	3,553,011
AQR Long-Short Equity Fund – Class R6	392,966	5,010,315
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	243,760	1,606,376
AQR Style Premia Alternative Fund – Class R6	67,227	678,317
Franklin Growth Fund – Class R6	45,819	3,573,910
iShares Core S&P 500 ETF	26,064	5,690,814
iShares Russell 2000 ETF	5,863	709,951
MFS Institutional International Equity Fund	279,244	5,763,605
MFS Value Fund – Class R5	119,689	4,276,475
T. Rowe Price Dividend Growth Fund, Inc.	37,223	1,393,641
T. Rowe Price Emerging Markets Stock Fund	91,423	3,019,704
T. Rowe Price International Funds – International Discovery Fund	39,350	2,171,712
T. Rowe Price Small Cap Value Fund – Class I	17,486	715,702
Templeton Global Bond Fund – Class R6	78,198	876,597
Vanguard FTSE Developed Markets ETF	79,044	2,911,191
Vanguard FTSE Emerging Markets ETF	33,069	1,224,876
Vanguard Total Bond Market ETF	21,871	1,851,161

Total Investment Companies (cost $68,117,233)		70,738,573

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $593,729)	593,729	593,729

Total Investments – 100.0% (cost $68,710,962)		71,332,302
Other assets less liabilities – 0.0%		24,967

Net Assets – 100.0%		$71,357,269

82	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

(c)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	83

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.8%
Funds and Investment Trusts – 98.8%(a)
AB Concentrated Growth Portfolio – Class Z	125,924	$3,525,863
AB Discovery Growth Fund, Inc. – Class Z(b)	64,089	577,443
AB Discovery Value Fund – Class Z	89,830	1,764,258
AB Global Real Estate Investment Fund II – Class I	153,258	1,770,129
AB Growth and Income Fund, Inc. – Class Z	1,746,509	9,797,913
AB High Income Fund, Inc. – Class Z	85,137	730,479
AB Intermediate Bond Portfolio – Class Z	102,371	1,163,961
AQR International Defensive Style Fund – Class R6	94,411	1,137,648
AQR Large Cap Defensive Style Fund – Class R6	72,100	1,149,991
AQR Long-Short Equity Fund – Class R6	321,516	4,099,331
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	199,475	1,314,543
Franklin Growth Fund – Class R6	37,502	2,925,168
iShares Core S&P 500 ETF	18,642	4,070,294
iShares Russell 2000 ETF	4,811	582,564
MFS Institutional International Equity Fund	285,937	5,901,749
MFS Value Fund – Class R5	129,763	4,636,439
T. Rowe Price Dividend Growth Fund, Inc.	30,699	1,149,355
T. Rowe Price Emerging Markets Stock Fund	92,767	3,064,093
T. Rowe Price International Funds – International Discovery Fund	32,195	1,776,841
T. Rowe Price Small Cap Value Fund – Class I	14,420	590,191
Templeton Global Bond Fund – Class R6	64,055	718,058
Vanguard FTSE Developed Markets ETF	81,040	2,984,703
Vanguard FTSE Emerging Markets ETF	27,532	1,019,785
Vanguard Total Bond Market ETF	17,894	1,514,548

Total Investment Companies (cost $56,144,120)		57,965,347

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $518,783)	518,783	518,783

Total Investments – 99.7% (cost $56,662,903)		58,484,130
Other assets less liabilities – 0.3%		161,267

Net Assets – 100.0%		$58,645,397

84	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	85

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB Concentrated Growth Portfolio – Class Z	95,452	$2,672,658
AB Discovery Value Fund – Class Z	90,934	1,785,941
AB Global Real Estate Investment Fund II – Class I	114,571	1,323,290
AB Growth and Income Fund, Inc. – Class Z	1,391,226	7,804,777
AB High Income Fund, Inc. – Class Z	2,889	24,785
AB Intermediate Bond Portfolio – Class Z	77,126	876,921
AQR International Defensive Style Fund – Class R6	32,925	396,751
AQR Large Cap Defensive Style Fund – Class R6	27,456	437,927
AQR Long-Short Equity Fund – Class R6	242,226	3,088,386
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	133,658	880,805
Franklin Growth Fund – Class R6	39,356	3,069,776
iShares Core S&P 500 ETF	12,046	2,630,124
iShares Russell 2000 ETF	3,639	440,646
MFS Institutional International Equity Fund	235,883	4,868,618
MFS Value Fund – Class R5	110,397	3,944,499
T. Rowe Price Dividend Growth Fund, Inc.	11,687	437,560
T. Rowe Price Emerging Markets Stock Fund	69,571	2,297,933
T. Rowe Price International Funds – International Discovery Fund	24,486	1,351,385
T. Rowe Price Small Cap Value Fund – Class I	21,705	888,402
Templeton Global Bond Fund – Class R6	2,213	24,807
Vanguard FTSE Developed Markets ETF	72,691	2,677,210
Vanguard FTSE Emerging Markets ETF	20,481	758,616
Vanguard Total Bond Market ETF	12,963	1,097,188

Total Investment Companies (cost $42,343,848)		43,779,005

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $206,526)	206,526	206,526

Total Investments – 100.1% (cost $42,550,374)		43,985,531
Other assets less liabilities – (0.1)%		(53,932)

Net Assets – 100.0%		$43,931,599

86	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	87

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB Concentrated Growth Portfolio – Class Z	38,366	$1,074,249
AB Discovery Value Fund – Class Z	36,440	715,679
AB Global Real Estate Investment Fund II – Class I	46,550	537,650
AB Growth and Income Fund, Inc. – Class Z	559,122	3,136,673
AB High Income Fund, Inc. – Class Z	1,162	9,967
AB Intermediate Bond Portfolio – Class Z	30,996	352,427
AQR Long-Short Equity Fund – Class R6	97,350	1,241,212
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	53,723	354,035
Franklin Growth Fund – Class R6	15,843	1,235,777
iShares Core S&P 500 ETF	5,533	1,208,075
iShares Russell 2000 ETF	1,295	156,812
MFS Institutional International Equity Fund	103,548	2,137,232
MFS Value Fund – Class R5	44,368	1,585,265
T. Rowe Price Emerging Markets Stock Fund	38,664	1,277,059
T. Rowe Price International Funds – International Discovery Fund	9,811	541,479
T. Rowe Price Small Cap Value Fund – Class I	8,541	349,574
Templeton Global Bond Fund – Class R6	911	10,212
Vanguard FTSE Developed Markets ETF	33,638	1,238,887
Vanguard Total Bond Market ETF	5,209	440,890

Total Investment Companies (cost $17,058,206)		17,603,154

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $86,539)	86,539	86,539

Total Investments – 100.2% (cost $17,144,745)		17,689,693
Other assets less liabilities – (0.2)%		(43,868)

Net Assets – 100.0%		$17,645,825

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

88	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB Concentrated Growth Portfolio – Class Z	36,395	$1,019,047
AB Discovery Value Fund – Class Z	34,464	676,882
AB Global Real Estate Investment Fund II – Class I	44,447	513,365
AB Growth and Income Fund, Inc. – Class Z	545,125	3,058,149
AB High Income Fund, Inc. – Class Z	1,083	9,291
AB Intermediate Bond Portfolio – Class Z	29,545	335,932
AQR Long-Short Equity Fund – Class R6	94,128	1,200,137
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	52,687	347,204
Franklin Growth Fund – Class R6	15,328	1,195,560
iShares Core S&P 500 ETF	5,405	1,180,128
iShares Russell 2000 ETF	1,219	147,609
MFS Institutional International Equity Fund	100,109	2,066,254
MFS Value Fund – Class R5	43,032	1,537,524
T. Rowe Price Emerging Markets Stock Fund	37,273	1,231,125
T. Rowe Price International Funds – International Discovery Fund	9,279	512,125
T. Rowe Price Small Cap Value Fund – Class I	8,262	338,169
Templeton Global Bond Fund – Class R6	832	9,323
Vanguard FTSE Developed Markets ETF	32,284	1,189,020
Vanguard Total Bond Market ETF	5,061	428,363

Total Investment Companies (cost $16,423,929)		16,995,207

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(a)(c) (cost $360,690)	360,690	360,690

Total Investments – 101.4% (cost $16,784,619)		17,355,897
Other assets less liabilities – (1.4)%		(236,875)

Net Assets – 100.0%		$17,119,022

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	89

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

July 31, 2016

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,156,756)	$6,306,601
Affiliated issuers (cost $3,200,516)	3,306,410
Cash	1,844
Receivable due from Adviser	59,897
Unaffiliated dividends receivable	3,510
Receivable for capital stock sold	3,384
Affiliated dividends receivable	3,006

Total assets	9,684,652

Liabilities
Audit and tax fee payable	34,535
Custody fee payable	19,023
Legal fee payable	14,755
Payable for investments purchased	3,060
Distribution fee payable	1,878
Transfer Agent fee payable	1,499
Accrued expenses	5,623

Total liabilities	80,373

Net Assets	$9,604,279

Composition of Net Assets
Capital stock, at par	$94
Additional paid-in capital	9,420,992
Undistributed net investment income	60,507
Accumulated net realized loss on investment transactions	(133,053)
Net unrealized appreciation on investments	255,739

$9,604,279

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$442,266	42,379	$10.44	*

C	$125,982	12,213	$10.32

Advisor	$21,807	2,079	$10.49

R	$32,983	3,245	$10.16

K	$8,302,502	814,910	$10.19

I	$668,357	65,365.93	$10.23

Z	$10,382	1,016	$10.22

*	The maximum offering price per share for Class A shares was $10.90 which reflects a sales charge of 4.25%.

See notes to financial statements.

90	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $9,719,569)	$10,073,082
Affiliated issuers (cost $5,067,655)	5,253,000
Cash	1,670
Receivable due from Adviser	59,851
Unaffiliated dividends receivable	4,984
Affiliated dividends receivable	4,851
Receivable for capital stock sold	3,396

Total assets	15,400,834

Liabilities
Audit and tax fee payable	32,211
Custody fee payable	19,107
Legal fee payable	10,681
Payable for investments purchased	4,986
Distribution fee payable	3,239
Transfer Agent fee payable	1,500
Accrued expenses	8,106

Total liabilities	79,830

Net Assets	$15,321,004

Composition of Net Assets
Capital stock, at par	$149
Additional paid-in capital	14,780,751
Undistributed net investment income	83,958
Accumulated net realized loss on investment transactions	(82,712)
Net unrealized appreciation on investments	538,858

$15,321,004

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$628,605	60,038	$10.47	*

C	$106,221	10,223	$10.39

Advisor	$717,561	68,222	$10.52

R	$621,880	60,857	$10.22

K	$13,222,345	1,291,799	$10.24

I	$13,869	1,349	$10.28

Z	$10,523	1,023.25	$10.28

*	The maximum offering price per share for Class A shares was $10.93 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	91

Statement of Assets & Liabilities

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $29,735,837)	$30,994,013
Affiliated issuers (cost $15,397,673)	15,972,039
Affiliated dividends receivable	19,686
Receivable due from Adviser	16,526
Receivable for capital stock sold	14,503
Unaffiliated dividends receivable	9,288

Total assets	47,026,055

Liabilities
Due to custodian	279
Audit and tax fee payable	30,430
Payable for investments purchased	19,127
Custody fee payable	13,497
Legal fee payable	10,680
Distribution fee payable	10,348
Transfer Agent fee payable	1,906
Accrued expenses	8,588

Total liabilities	94,855

Net Assets	$46,931,200

Composition of Net Assets
Capital stock, at par	$456
Additional paid-in capital	45,004,275
Undistributed net investment income	279,277
Accumulated net realized loss on investment transactions	(185,350)
Net unrealized appreciation on investments	1,832,542

$46,931,200

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,613,094	345,273	$10.46	*

C	$717,356	68,987	$10.40

Advisor	$69,602	6,547	$10.63

R	$375,399	36,628	$10.25

K	$41,603,847	4,046,970	$10.28

I	$541,342	52,503	$10.31

Z	$10,560	1,024	$10.31

*	The maximum offering price per share for Class A shares was $10.92 which reflects a sales charge of 4.25%.

See notes to financial statements.

92	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $55,329,397)	$57,559,889
Affiliated issuers (cost $28,664,409)	29,603,272
Cash	129
Affiliated dividends receivable	41,319
Receivable for capital stock sold	25,148
Unaffiliated dividends receivable	13,670
Receivable due from Adviser	4,532

Total assets	87,247,959

Liabilities
Payable for investments purchased	40,339
Audit and tax fee payable	30,430
Distribution fee payable	18,982
Custody fee payable	13,545
Legal fee payable	10,680
Payable for capital stock redeemed	8,362
Printing fee payable	8,228
Transfer Agent fee payable	3,430
Accrued expenses	7,479

Total liabilities	141,475

Net Assets	$87,106,484

Composition of Net Assets
Capital stock, at par	$847
Additional paid-in capital	83,941,206
Undistributed net investment income	460,139
Accumulated net realized loss on investment transactions	(465,063)
Net unrealized appreciation on investments	3,169,355

$87,106,484

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,338,914	797,574	$10.46	*

C	$1,285,859	124,162	$10.36

Advisor	$178,791	17,034	$10.50

R	$2,328,465	227,664	$10.23

K	$72,587,410	7,067,677	$10.27

I	$2,376,461	230,824	$10.30

Z	$10,584	1,028	$10.30

*	The maximum offering price per share for Class A shares was $10.92 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	93

Statement of Assets & Liabilities

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $77,096,203)	$80,362,577
Affiliated issuers (cost $40,946,116)	42,189,529
Cash	448
Receivable for capital stock sold	75,321
Affiliated dividends receivable	57,735
Receivable due from Adviser	11,899
Unaffiliated dividends receivable	9,853

Total assets	122,707,362

Liabilities
Payable for investments purchased	454,170
Audit and tax fee payable	30,430
Distribution fee payable	25,678
Transfer Agent fee payable	4,816
Payable for capital stock redeemed	301
Accrued expenses	39,491

Total liabilities	554,886

Net Assets	$122,152,476

Composition of Net Assets
Capital stock, at par	$1,187
Additional paid-in capital	117,527,717
Undistributed net investment income	473,311
Accumulated net realized loss on investment transactions	(359,526)
Net unrealized appreciation on investments	4,509,787

$122,152,476

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,857,031	847,438	$10.45	*

C	$818,174	78,834	$10.38

Advisor	$707,532	67,334	$10.51

R	$2,802,077	273,740	$10.24

K	$106,535,868	10,365,686	$10.28

I	$2,421,170	234,835	$10.31

Z	$10,624	1,030.53	$10.31

*	The maximum offering price per share for Class A shares was $10.91 which reflects a sales charge of 4.25%.

See notes to financial statements.

94	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $54,363,719)	$56,603,474
Affiliated issuers (cost $28,339,899)	29,134,179
Affiliated dividends receivable	45,085
Receivable for capital stock sold	27,467
Receivable due from Adviser	2,350
Unaffiliated dividends receivable	2,156

Total assets	85,814,711

Liabilities
Due to custodian	1,114
Payable for investments purchased	43,890
Audit and tax fee payable	30,430
Distribution fee payable	18,099
Custody fee payable	13,524
Legal fee payable	10,680
Printing fee payable	9,274
Transfer Agent fee payable	3,355
Accrued expenses	6,462

Total liabilities	136,828

Net Assets	$85,677,883

Composition of Net Assets
Capital stock, at par	$829
Additional paid-in capital	82,622,654
Undistributed net investment income	239,251
Accumulated net realized loss on investment transactions	(218,886)
Net unrealized appreciation on investments	3,034,035

$85,677,883

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,554,446	814,548	$10.50	*

C	$910,618	87,388	$10.42

Advisor	$701,584	66,496	$10.55

R	$1,865,696	181,392	$10.29

K	$70,952,350	6,877,388	$10.32

I	$2,682,281	259,141	$10.35

Z	$10,908	1,053.46	$10.35

*	The maximum offering price per share for Class A shares was $10.97 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	95

Statement of Assets & Liabilities

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $45,213,003)	$47,137,580
Affiliated issuers (cost $23,497,959)	24,194,722
Receivable for capital stock sold	115,907
Affiliated dividends receivable	25,206

Total assets	71,473,415

Liabilities
Due to custodian	432
Audit and tax fee payable	30,430
Payable for investments purchased	24,452
Distribution fee payable	14,925
Custody fee payable	13,457
Legal fee payable	10,680
Printing fee payable	9,448
Advisory fee payable	3,448
Transfer Agent fee payable	2,745
Payable for capital stock redeemed	3
Accrued expenses	6,126

Total liabilities	116,146

Net Assets	$71,357,269

Composition of Net Assets
Capital stock, at par	$692
Additional paid-in capital	68,903,627
Accumulated net realized loss on investment transactions	(168,390)
Net unrealized appreciation on investments	2,621,340

$71,357,269

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,258,938	693,237	$10.47	*

C	$959,341	92,455	$10.38

Advisor	$449,557	42,626	$10.55

R	$1,396,131	136,232	$10.25

K	$58,198,241	5,658,148	$10.29

I	$3,083,754	298,868	$10.32

Z	$11,307	1,096	$10.32

*	The maximum offering price per share for Class A shares was $10.93 which reflects a sales charge of 4.25%.

See notes to financial statements.

96	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $37,177,429)	$38,635,301
Affiliated issuers (cost $19,485,474)	19,848,829
Receivable for capital stock sold	254,234
Affiliated dividends receivable	5,585

Total assets	58,743,949

Liabilities
Due to custodian	417
Audit and tax fee payable	30,430
Custody fee payable	13,454
Distribution fee payable	12,189
Legal fee payable	10,680
Advisory fee payable	9,538
Printing fee payable	7,303
Payable for investments purchased	5,393
Transfer Agent fee payable	2,203
Payable for capital stock redeemed	1,204
Accrued expenses	5,741

Total liabilities	98,552

Net Assets	$58,645,397

Composition of Net Assets
Capital stock, at par	$572
Additional paid-in capital	57,048,846
Accumulated net realized loss on investment transactions	(225,248)
Net unrealized appreciation on investments	1,821,227

$58,645,397

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$6,816,181	655,142	$10.40	*

C	$844,486	81,730	$10.33

Advisor	$267,524	25,506	$10.49

R	$1,224,318	120,277	$10.18

K	$46,833,875	4,582,455	$10.22

I	$2,139,969	208,839	$10.25

Z	$519,044	50,618	$10.25

*	The maximum offering price per share for Class A shares was $10.86 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	97

Statement of Assets & Liabilities

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $28,120,919)	$29,290,634
Affiliated issuers (cost $14,429,455)	14,694,897
Receivable for capital stock sold	35,818
Affiliated dividends receivable	1,330

Total assets	44,022,679

Liabilities
Due to custodian	666
Audit and tax fee payable	30,430
Custody fee payable	13,427
Directors’ fees payable	11,128
Legal fee payable	10,680
Distribution fee payable	9,065
Printing fee payable	6,696
Transfer Agent fee payable	1,674
Advisory fee payable	1,491
Payable for investments purchased	1,276
Payable for capital stock redeemed	1,195
Accrued expenses	3,352

Total liabilities	91,080

Net Assets	$43,931,599

Composition of Net Assets
Capital stock, at par	$428
Additional paid-in capital	42,703,745
Accumulated net realized loss on investment transactions	(207,731)
Net unrealized appreciation on investments	1,435,157

$43,931,599

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,107,224	489,821	$10.43	*

C	$288,816	27,703	$10.43

Advisor	$53,461	5,071	$10.54

R	$1,835,512	180,027	$10.20

K	$34,011,947	3,320,054	$10.24

I	$2,318,425	225,753	$10.27

Z	$316,214	30,792	$10.27

*	The maximum offering price per share for Class A shares was $10.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

98	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,324,875)	$11,776,509
Affiliated issuers (cost $5,819,870)	5,913,184
Cash	1,677
Receivable for capital stock sold	14,844
Receivable due from Adviser	14,057
Affiliated dividends receivable	532

Total assets	17,720,803

Liabilities
Audit and tax fee payable	32,211
Custody fee payable	15,261
Legal fee payable	10,681
Printing fee payable	3,801
Distribution fee payable	3,431
Payable for capital stock redeemed	2,800
Transfer Agent fee payable	1,500
Payable for investments purchased	511
Accrued expenses	4,782

Total liabilities	74,978

Net Assets	$17,645,825

Composition of Net Assets
Capital stock, at par	$172
Additional paid-in capital	17,214,820
Accumulated net realized loss on investment transactions	(114,115)
Net unrealized appreciation on investments	544,948

$17,645,825

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,206,357	114,990	$10.49	*

C	$49,724	4,765	$10.44

Advisor	$65,806	6,206	$10.60

R	$405,905	39,762	$10.21

K	$14,485,855	1,415,821	$10.23

I	$1,421,476	138,372	$10.27

Z	$10,702	1,042	$10.27

*	The maximum offering price per share for Class A shares was $10.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	99

Statement of Assets & Liabilities

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $10,924,181)	$11,382,541
Affiliated issuers (cost $5,860,438)	5,973,356
Cash	1,727
Receivable due from Adviser	61,625
Receivable for capital stock sold	11,623
Affiliated dividends receivable	519

Total assets	17,431,391

Liabilities
Payable for investments purchased	238,767
Audit and tax fee payable	32,211
Distribution fee payable	3,233
Transfer Agent fee payable	1,500
Payable for capital stock redeemed	336
Accrued expenses	36,322

Total liabilities	312,369

Net Assets	$17,119,022

Composition of Net Assets
Capital stock, at par	$168
Additional paid-in capital	16,656,547
Accumulated net realized loss on investment transactions	(108,971)
Net unrealized appreciation on investments	571,278

$17,119,022

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$930,536	89,541	$10.39	*

C	$70,938	6,885	$10.30

Advisor	$465,910	44,312	$10.51

R	$66,085	6,498	$10.17

K	$14,694,017	1,443,289	$10.18

I	$878,438	85,926	$10.22

Z	$13,098	1,281	$10.22

*	The maximum offering price per share for Class A shares was $10.85 which reflects a sales charge of 4.25%.

See notes to financial statements.

100	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended July 31, 2016

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$108,714
Income distributions from affiliated Underlying Portfolios	75,396	$184,110

Expenses
Advisory fee (see Note B)	10,275
Distribution fee – Class A	762
Distribution fee – Class C	996
Distribution fee – Class R	192
Distribution fee – Class K	13,617
Transfer agency – Class A	12,307
Transfer agency – Class C	3,408
Transfer agency – Advisor Class	573
Transfer agency – Class R	63
Transfer agency – Class K	6,485
Transfer agency – Class I	304
Transfer agency – Class Z	2
Registration fees	83,384
Custodian	69,801
Amortization of offering expenses	48,829
Audit and tax	36,735
Legal	31,137
Directors’ fees	22,393
Printing	4,055
Miscellaneous	5,728

Total expenses	351,046
Less: expenses waived and reimbursed by the Adviser (see Note B)	(324,495)

Net expenses		26,551

Net investment income		157,559

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(72,015)
Unaffiliated Underlying Portfolios		(145,059)
Net realized gain distributions from:
Affiliated Underlying Portfolios		15,302
Unaffiliated Underlying Portfolios		69,233
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		107,697
Unaffiliated Underlying Portfolios		148,208

Net gain on investment transactions		123,366

Contributions from Affiliates (see Note B)		53

Net Increase in Net Assets from Operations		$280,978

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	101

Statement of Operations

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$194,965
Income distributions from affiliated Underlying Portfolios	127,316	$322,281

Expenses
Advisory fee (see Note B)	17,164
Distribution fee – Class A	1,052
Distribution fee – Class C	1,048
Distribution fee – Class R	2,029
Distribution fee – Class K	23,948
Transfer agency – Class A	6,800
Transfer agency – Class C	1,910
Transfer agency – Advisor Class	6,008
Transfer agency – Class R	888
Transfer agency – Class K	11,946
Transfer agency – Class I	40
Transfer agency – Class Z	2
Registration fees	83,583
Custodian	70,432
Amortization of offering expenses	48,829
Audit and tax	34,539
Legal	31,137
Directors’ fees	22,402
Printing	6,689
Miscellaneous	5,843

Total expenses	376,289
Less: expenses waived and reimbursed by the Adviser (see Note B)	(330,819)

Net expenses		45,470

Net investment income		276,811

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(63,371)
Unaffiliated Underlying Portfolios		(154,846)
Net realized gain distributions from:
Affiliated Underlying Portfolios		23,971
Unaffiliated Underlying Portfolios		112,702
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		189,126
Unaffiliated Underlying Portfolios		348,818

Net gain on investment transactions		456,400

Contributions from Affiliates (see Note B)		112

Net Increase in Net Assets from Operations		$733,323

See notes to financial statements.

102	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$627,137
Income distributions from affiliated Underlying Portfolios	396,914	$1,024,051

Expenses
Advisory fee (see Note B)	53,243
Distribution fee – Class A	6,291
Distribution fee – Class C	7,029
Distribution fee – Class R	1,830
Distribution fee – Class K	77,793
Transfer agency – Class A	4,875
Transfer agency – Class C	1,498
Transfer agency – Advisor Class	110
Transfer agency – Class R	763
Transfer agency – Class K	41,113
Transfer agency – Class I	214
Transfer agency – Class Z	2
Registration fees	83,492
Custodian	71,037
Amortization of offering expenses	48,829
Legal	31,144
Audit and tax	30,430
Directors’ fees	22,402
Printing	8,988
Miscellaneous	6,407

Total expenses	497,490
Less: expenses waived and reimbursed by the Adviser (see Note B)	(349,319)

Net expenses		148,171

Net investment income		875,880

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(153,320)
Unaffiliated Underlying Portfolios		(453,834)
Net realized gain distributions from:
Affiliated Underlying Portfolios		67,875
Unaffiliated Underlying Portfolios		359,201
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		583,358
Unaffiliated Underlying Portfolios		1,257,908

Net gain on investment transactions		1,661,188

Contributions from Affiliates (see Note B)		409

Net Increase in Net Assets from Operations		$2,537,477

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	103

Statement of Operations

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,028,344
Income distributions from affiliated Underlying Portfolios	756,895	$1,785,239

Expenses
Advisory fee (see Note B)	93,564
Distribution fee – Class A	14,771
Distribution fee – Class C	9,348
Distribution fee – Class R	9,276
Distribution fee – Class K	128,767
Transfer agency – Class A	6,950
Transfer agency – Class C	1,056
Transfer agency – Advisor Class	127
Transfer agency – Class R	4,284
Transfer agency – Class K	68,563
Transfer agency – Class I	1,162
Transfer agency – Class Z	2
Registration fees	84,392
Custodian	71,727
Amortization of offering expenses	48,829
Legal	31,150
Audit and tax	30,430
Directors’ fees	21,021
Printing	18,031
Miscellaneous	8,617

Total expenses	652,067
Less: expenses waived and reimbursed by the Adviser (see Note B)	(363,637)

Net expenses		288,430

Net investment income		1,496,809

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(211,892)
Unaffiliated Underlying Portfolios		(1,115,184)
Net realized gain distributions from:
Affiliated Underlying Portfolios		184,154
Unaffiliated Underlying Portfolios		709,493
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		952,656
Unaffiliated Underlying Portfolios		2,233,374

Net gain on investment transactions		2,752,601

Contributions from Affiliates (see Note B)		737

Net Increase in Net Assets from Operations		$4,250,147

See notes to financial statements.

104	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,260,403
Income distributions from affiliated Underlying Portfolios	1,015,136	$2,275,539

Expenses
Advisory fee (see Note B)	125,320
Distribution fee – Class A	14,902
Distribution fee – Class C	5,638
Distribution fee – Class R	10,438
Distribution fee – Class K	180,518
Transfer agency – Class A	6,863
Transfer agency – Class C	687
Transfer agency – Advisor Class	669
Transfer agency – Class R	4,066
Transfer agency – Class K	98,492
Transfer agency – Class I	1,239
Transfer agency – Class Z	2
Registration fees	84,242
Custodian	72,187
Amortization of offering expenses	48,829
Legal	31,155
Audit and tax	30,430
Directors’ fees	20,978
Printing	17,045
Miscellaneous	8,931

Total expenses	762,631
Less: expenses waived and reimbursed by the Adviser (see Note B)	(390,505)

Net expenses		372,126

Net investment income		1,903,413

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(149,564)
Unaffiliated Underlying Portfolios		(1,549,842)
Net realized gain distributions from:
Affiliated Underlying Portfolios		380,712
Unaffiliated Underlying Portfolios		971,830
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,264,570
Unaffiliated Underlying Portfolios		3,288,637

Net gain on investment transactions		4,206,343

Contributions from Affiliates (see Note B)		1,004

Net Increase in Net Assets from Operations		$6,110,760

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	105

Statement of Operations

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$821,526
Income distributions from affiliated Underlying Portfolios	727,847	$1,549,373

Expenses
Advisory fee (see Note B)	90,302
Distribution fee – Class A	14,564
Distribution fee – Class C	5,714
Distribution fee – Class R	7,763
Distribution fee – Class K	124,697
Transfer agency – Class A	7,353
Transfer agency – Class C	674
Transfer agency – Advisor Class	447
Transfer agency – Class R	3,049
Transfer agency – Class K	64,524
Transfer agency – Class I	893
Transfer agency – Class Z	2
Registration fees	83,992
Custodian	71,533
Amortization of offering expenses	48,829
Legal	31,149
Audit and tax	30,430
Directors’ fees	21,020
Printing	19,940
Miscellaneous	8,361

Total expenses	635,236
Less: expenses waived and reimbursed by the Adviser (see Note B)	(342,633)

Net expenses		292,603

Net investment income		1,256,770

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(124,451)
Unaffiliated Underlying Portfolios		(1,182,546)
Net realized gain distributions from:
Affiliated Underlying Portfolios		361,353
Unaffiliated Underlying Portfolios		739,856
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		801,466
Unaffiliated Underlying Portfolios		2,253,736

Net gain on investment transactions		2,849,414

Contributions from Affiliates (see Note B)		708

Net Increase in Net Assets from Operations		$4,106,892

See notes to financial statements.

106	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$551,843
Income distributions from affiliated Underlying Portfolios	539,049	$1,090,892

Expenses
Advisory fee (see Note B)	73,602
Distribution fee – Class A	12,087
Distribution fee – Class C	6,918
Distribution fee – Class R	4,996
Distribution fee – Class K	99,235
Transfer agency – Class A	7,826
Transfer agency – Class C	893
Transfer agency – Advisor Class	351
Transfer agency – Class R	1,590
Transfer agency – Class K	51,411
Transfer agency – Class I	1,476
Transfer agency – Class Z	2
Registration fees	84,292
Custodian	71,036
Amortization of offering expenses	48,829
Legal	31,147
Audit and tax	30,430
Directors’ fees	22,349
Printing	19,762
Miscellaneous	6,743

Total expenses	574,975
Less: expenses waived and reimbursed by the Adviser (see Note B)	(334,278)

Net expenses		240,697

Net investment income		850,195

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(214,012)
Unaffiliated Underlying Portfolios		(965,755)
Net realized gain distributions from:
Affiliated Underlying Portfolios		422,151
Unaffiliated Underlying Portfolios		601,462
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		688,799
Unaffiliated Underlying Portfolios		1,922,037

Net gain on investment transactions		2,454,682

Contributions from Affiliates (see Note B)		580

Net Increase in Net Assets from Operations		$3,305,457

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	107

Statement of Operations

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$408,452
Income distributions from affiliated Underlying Portfolios	373,156	$781,608

Expenses
Advisory fee (see Note B)	60,921
Distribution fee – Class A	11,245
Distribution fee – Class C	4,647
Distribution fee – Class R	3,499
Distribution fee – Class K	81,517
Transfer agency – Class A	7,746
Transfer agency – Class C	649
Transfer agency – Advisor Class	152
Transfer agency – Class R	1,111
Transfer agency – Class K	43,128
Transfer agency – Class I	892
Transfer agency – Class Z	99
Registration fees	83,392
Custodian	70,704
Amortization of offering expenses	48,829
Legal	31,145
Audit and tax	30,430
Directors’ fees	22,349
Printing	15,621
Miscellaneous	6,524

Total expenses	524,600
Less: expenses waived and reimbursed by the Adviser (see Note B)	(313,066)

Net expenses		211,534

Net investment income		570,074

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(100,943)
Unaffiliated Underlying Portfolios		(908,708)
Net realized gain distributions from:
Affiliated Underlying Portfolios		413,049
Unaffiliated Underlying Portfolios		502,564
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		341,583
Unaffiliated Underlying Portfolios		1,441,404

Net gain on investment transactions		1,688,949

Contributions from Affiliates (see Note B)		355

Net Increase in Net Assets from Operations		$2,259,378

See notes to financial statements.

108	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$279,159
Income distributions from affiliated Underlying Portfolios	288,657	$567,816

Expenses
Advisory fee (see Note B)	45,277
Distribution fee – Class A	9,101
Distribution fee – Class C	2,446
Distribution fee – Class R	6,495
Distribution fee – Class K	56,812
Transfer agency – Class A	9,862
Transfer agency – Class C	859
Transfer agency – Advisor Class	86
Transfer agency – Class R	1,647
Transfer agency – Class K	30,152
Transfer agency – Class I	1,087
Transfer agency – Class Z	65
Registration fees	83,353
Custodian	70,466
Amortization of offering expenses	48,829
Legal	31,143
Audit and tax	30,430
Directors’ fees	22,349
Printing	14,666
Miscellaneous	6,293

Total expenses	471,418
Less: expenses waived and reimbursed by the Adviser (see Note B)	(315,760)

Net expenses		155,658

Net investment income		412,158

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(60,467)
Unaffiliated Underlying Portfolios		(695,428)
Net realized gain distributions from:
Affiliated Underlying Portfolios		329,660
Unaffiliated Underlying Portfolios		356,998
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		255,890
Unaffiliated Underlying Portfolios		1,157,353

Net gain on investment transactions		1,344,006

Contributions from Affiliates (see Note B)		90

Net Increase in Net Assets from Operations		$1,756,254

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	109

Statement of Operations

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$106,907
Income distributions from affiliated Underlying Portfolios	107,503	$214,410

Expenses
Advisory fee (see Note B)	17,768
Distribution fee – Class A	1,791
Distribution fee – Class C	248
Distribution fee – Class R	798
Distribution fee – Class K	23,893
Transfer agency – Class A	14,539
Transfer agency – Class C	488
Transfer agency – Advisor Class	359
Transfer agency – Class R	184
Transfer agency – Class K	11,843
Transfer agency – Class I	603
Transfer agency – Class Z	2
Registration fees	83,392
Custodian	69,854
Amortization of offering expenses	48,829
Audit and tax	32,211
Legal	31,137
Directors’ fees	22,351
Printing	9,627
Miscellaneous	5,246

Total expenses	375,163
Less: expenses waived and reimbursed by the Adviser (see Note B)	(316,187)

Net expenses		58,976

Net investment income		155,434

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(28,673)
Unaffiliated Underlying Portfolios		(298,720)
Net realized gain distributions from:
Affiliated Underlying Portfolios		124,917
Unaffiliated Underlying Portfolios		126,286
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		91,886
Unaffiliated Underlying Portfolios		429,667

Net gain on investment transactions		445,363

Net Increase in Net Assets from Operations		$600,797

See notes to financial statements.

110	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$97,154
Income distributions from affiliated Underlying Portfolios	94,883	$192,037

Expenses
Advisory fee (see Note B)	16,397
Distribution fee – Class A	1,205
Distribution fee – Class C	954
Distribution fee – Class R	172
Distribution fee – Class K	22,187
Transfer agency – Class A	8,603
Transfer agency – Class C	1,633
Transfer agency – Advisor Class	5,567
Transfer agency – Class R	41
Transfer agency – Class K	10,656
Transfer agency – Class I	370
Transfer agency – Class Z	2
Registration fees	83,392
Custodian	69,644
Amortization of offering expenses	48,829
Audit and tax	32,211
Legal	31,137
Directors’ fees	22,401
Printing	12,168
Miscellaneous	5,804

Total expenses	373,373
Less: expenses waived and reimbursed by the Adviser (see Note B)	(319,115)

Net expenses		54,258

Net investment income		137,779

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(32,289)
Unaffiliated Underlying Portfolios		(268,294)
Net realized gain distributions from:
Affiliated Underlying Portfolios		109,015
Unaffiliated Underlying Portfolios		112,034
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		108,505
Unaffiliated Underlying Portfolios		423,290

Net gain on investment transactions		452,261

Net Increase in Net Assets from Operations		$590,040

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	111

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$157,559	$13,855
Net realized gain (loss) on affiliated Underlying Portfolios	(72,015)	166
Net realized loss on unaffiliated Underlying Portfolios	(145,059)	(477)
Net realized gain distributions from affiliated Underlying Portfolios	15,302	2,260
Net realized gain distributions from unaffiliated Underlying Portfolios	69,233	2,517
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	107,697	(1,803)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	148,208	1,637
Contributions from Affiliates (see Note B)	53	– 0	–

Net increase in net assets from operations	280,978	18,155
Dividends and Distributions to Shareholders from
Net investment income
Class A	(895)	– 0	–
Class R	(249)	(142)
Class K	(81,657)	(143)
Class I	(17,120)	(13,574)
Class Z	(109)	(144)
Net realized gain on investment transactions
Class A	(283)	– 0	–
Class C	(63)	– 0	–
Advisor Class	(6)	– 0	–
Class R	(18)	– 0	–
Class K	(4,771)	– 0	–
Class I	(965)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	7,714,437	1,710,854

Total increase	7,889,273	1,715,006
Net Assets
Beginning of period	1,715,006	– 0	–

End of period (including undistributed net investment income of $60,507 and $341, respectively)	$9,604,279	$1,715,006

(a)	Commencement of operations.

See notes to financial statements.

112	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

	AB Multi-Manager Select 2010 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$276,811	$18,824
Net realized gain (loss) on affiliated Underlying Portfolios	(63,371)	131
Net realized loss on unaffiliated Underlying Portfolios	(154,846)	(475)
Net realized gain distributions from affiliated Underlying Portfolios	23,971	2,899
Net realized gain distributions from unaffiliated Underlying Portfolios	112,702	2,864
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	189,126	(3,781)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	348,818	4,695
Contributions from Affiliates (see Note B)	112	– 0	–

Net increase in net assets from operations	733,323	25,157
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,458)	(28)
Class C	(451)	(24)
Advisor Class	(3,238)	(30)
Class R	(5,553)	(203)
Class K	(155,650)	(204)
Class I	(10,521)	(19,223)
Class Z	(112)	(205)
Net realized gain on investment transactions
Class A	(1,013)	– 0	–
Class C	(301)	– 0	–
Advisor Class	(725)	– 0	–
Class R	(750)	– 0	–
Class K	(19,746)	– 0	–
Class I	(1,308)	– 0	–
Class Z	(14)	– 0	–
Capital Stock Transactions
Net increase	13,173,107	1,614,174

Total increase	13,701,590	1,619,414
Net Assets
Beginning of period	1,619,414	– 0	–

End of period (including undistributed net investment income of $83,958 and $0, respectively)	$15,321,004	$1,619,414

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	113

Statement of Changes in Net Assets

	AB Multi-Manager Select 2015 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$875,880	$22,247
Net realized gain (loss) on affiliated Underlying Portfolios	(153,320)	505
Net realized loss on unaffiliated Underlying Portfolios	(453,834)	(2,438)
Net realized gain distributions from affiliated Underlying Portfolios	67,875	3,227
Net realized gain distributions from unaffiliated Underlying Portfolios	359,201	2,845
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	583,358	(8,992)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,257,908	268
Contributions from Affiliates (see Note B)	409	118

Net increase in net assets from operations	2,537,477	17,780
Dividends and Distributions to Shareholders from
Net investment income
Class A	(44,721)	(39)
Class C	(5,527)	(35)
Advisor Class	(92)	(40)
Class R	(5,374)	(213)
Class K	(539,098)	(214)
Class I	(17,211)	(20,248)
Class Z	(146)	(216)
Net realized gain on investment transactions
Class A	(848)	– 0	–
Class C	(192)	– 0	–
Advisor Class	(16)	– 0	–
Class R	(109)	– 0	–
Class K	(9,787)	– 0	–
Class I	(301)	– 0	–
Class Z	(3)	– 0	–
Capital Stock Transactions
Net increase	39,408,217	5,612,156

Total increase	41,322,269	5,608,931
Net Assets
Beginning of period	5,608,931	– 0	–

End of period (including undistributed net investment income of $279,277 and $2,341, respectively)	$46,931,200	$5,608,931

(a)	Commencement of operations.

See notes to financial statements.

114	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

	AB Multi-Manager Select 2020 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,496,809	$34,695
Net realized loss on affiliated Underlying Portfolios	(211,892)	(7,893)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(1,115,184)	7,048
Net realized gain distributions from affiliated Underlying Portfolios	184,154	7,700
Net realized gain distributions from unaffiliated Underlying Portfolios	709,493	4,300
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	952,656	(13,793)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	2,233,374	(2,882)
Contributions from Affiliates (see Note B)	737	148

Net increase in net assets from operations	4,250,147	29,323
Dividends and Distributions to Shareholders from
Net investment income
Class A	(96,845)	(78)
Class C	(11,090)	(74)
Advisor Class	(2,646)	(79)
Class R	(33,802)	(252)
Class K	(879,682)	(253)
Class I	(43,894)	(23,876)
Class Z	(146)	(255)
Net realized gain on investment transactions
Class A	(4,254)	– 0	–
Class C	(642)	– 0	–
Advisor Class	(118)	– 0	–
Class R	(1,495)	– 0	–
Class K	(37,691)	– 0	–
Class I	(1,806)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	74,929,382	9,036,616

Total increase	78,065,412	9,041,072
Net Assets
Beginning of period	9,041,072	– 0	–

End of period (including undistributed net investment income of $460,139 and $12,171, respectively)	$87,106,484	$9,041,072

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	115

Statement of Changes in Net Assets

	AB Multi-Manager Select 2025 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,903,413	$34,893
Net realized gain (loss) on affiliated Underlying Portfolios	(149,564)	177
Net realized loss on unaffiliated Underlying Portfolios	(1,549,842)	(2,327)
Net realized gain distributions from affiliated Underlying Portfolios	380,712	10,058
Net realized gain distributions from unaffiliated Underlying Portfolios	971,830	5,016
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	1,264,570	(21,157)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	3,288,637	(22,263)
Contributions from Affiliates (see Note B)	1,004	121

Net increase in net assets from operations	6,110,760	4,518
Dividends and Distributions to Shareholders from
Net investment income
Class A	(113,937)	(112)
Class C	(6,315)	(108)
Advisor Class	(10,931)	(114)
Class R	(37,348)	(286)
Class K	(1,246,162)	(287)
Class I	(45,386)	(27,082)
Class Z	(153)	(288)
Net realized gain on investment transactions
Class A	(2,309)	– 0	–
Class C	(175)	– 0	–
Advisor Class	(231)	– 0	–
Class R	(786)	– 0	–
Class K	(25,044)	– 0	–
Class I	(878)	– 0	–
Class Z	(3)	– 0	–
Capital Stock Transactions
Net increase	104,712,301	12,842,832

Total increase	109,333,403	12,819,073
Net Assets
Beginning of period	12,819,073	– 0	–

End of period (including undistributed net investment income of $473,311 and $9,015, respectively)	$122,152,476	$12,819,073

(a)	Commencement of operations.

See notes to financial statements.

116	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

	AB Multi-Manager Select 2030 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,256,770	$29,318
Net realized loss on affiliated Underlying Portfolios	(124,451)	(248)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(1,182,546)	9,917
Net realized gain distributions from affiliated Underlying Portfolios	361,353	11,370
Net realized gain distributions from unaffiliated Underlying Portfolios	739,856	6,462
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	801,466	(7,186)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	2,253,736	(13,981)
Contributions from Affiliates (see Note B)	708	129

Net increase in net assets from operations	4,106,892	35,781
Dividends and Distributions to Shareholders from
Net investment income
Class A	(100,804)	(157)
Class C	(6,588)	(152)
Advisor Class	(9,280)	(158)
Class R	(26,331)	(330)
Class K	(858,218)	(332)
Class I	(37,057)	(31,237)
Class Z	(152)	(333)
Net realized gain on investment transactions
Class A	(4,143)	– 0	–
Class C	(337)	– 0	–
Advisor Class	(378)	– 0	–
Class R	(1,118)	– 0	–
Class K	(34,425)	– 0	–
Class I	(1,426)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	73,094,721	9,553,451

Total increase	76,121,350	9,556,533
Net Assets
Beginning of period	9,556,533	– 0	–

End of period (including undistributed net investment income of $239,251 and $0, respectively)	$85,677,883	$9,556,533

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	117

Statement of Changes in Net Assets

	AB Multi-Manager Select 2035 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$850,195	$26,085
Net realized loss on affiliated Underlying Portfolios	(214,012)	(73)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(965,755)	2,677
Net realized gain distributions from affiliated Underlying Portfolios	422,151	15,000
Net realized gain distributions from unaffiliated Underlying Portfolios	601,462	7,535
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	688,799	7,964
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,922,037	2,540
Contributions from Affiliates (see Note B)	580	97

Net increase in net assets from operations	3,305,457	61,825
Dividends and Distributions to Shareholders from
Net investment income
Class A	(87,915)	(190)
Class C	(7,857)	(186)
Advisor Class	(4,715)	(191)
Class R	(18,346)	(364)
Class K	(702,701)	(366)
Class I	(54,125)	(34,508)
Class Z	(159)	(367)
Net realized gain on investment transactions
Class A	(2,536)	– 0	–
Class C	(291)	– 0	–
Advisor Class	(178)	– 0	–
Class R	(543)	– 0	–
Class K	(19,834)	– 0	–
Class I	(1,467)	– 0	–
Class Z	(4)	– 0	–
Capital Stock Transactions
Net increase	60,431,624	8,495,206

Total increase	62,836,410	8,520,859
Net Assets
Beginning of period	8,520,859	– 0	–

End of period (including undistributed net investment income of $0 and $0, respectively)	$71,357,269	$8,520,859

(a)	Commencement of operations.

See notes to financial statements.

118	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

	AB Multi-Manager Select 2040 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$570,074	$24,908
Net realized gain (loss) on affiliated Underlying Portfolios	(100,943)	87
Net realized gain (loss) on unaffiliated Underlying Portfolios	(908,708)	8,762
Net realized gain distributions from affiliated Underlying Portfolios	413,049	17,250
Net realized gain distributions from unaffiliated Underlying Portfolios	502,564	7,215
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	341,583	21,772
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,441,404	16,468
Contributions from Affiliates (see Note B)	355	84

Net increase in net assets from operations	2,259,378	96,546
Dividends and Distributions to Shareholders from
Net investment income
Class A	(80,802)	(266)
Class C	(4,005)	(262)
Advisor Class	(1,428)	(266)
Class R	(14,549)	(440)
Class K	(570,126)	(441)
Class I	(37,557)	(41,595)
Class Z	(7,672)	(442)
Net realized gain on investment transactions
Class A	(2,567)	– 0	–
Class C	(185)	– 0	–
Advisor Class	(66)	– 0	–
Class R	(455)	– 0	–
Class K	(17,633)	– 0	–
Class I	(1,114)	– 0	–
Class Z	(229)	– 0	–
Capital Stock Transactions
Net increase	46,817,772	10,253,801

Total increase	48,338,762	10,306,635
Net Assets
Beginning of period	10,306,635	– 0	–

End of period (including undistributed net investment income of $0 and $0, respectively)	$58,645,397	$10,306,635

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	119

Statement of Changes in Net Assets

	AB Multi-Manager Select 2045 Fund
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$412,158	$20,284
Net realized gain (loss) on affiliated Underlying Portfolios	(60,467)	143
Net realized gain (loss) on unaffiliated Underlying Portfolios	(695,428)	7,076
Net realized gain distributions from affiliated Underlying Portfolios	329,660	16,467
Net realized gain distributions from unaffiliated Underlying Portfolios	356,998	6,703
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	255,890	9,552
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,157,353	12,362
Contributions from Affiliates (see Note B)	90	51

Net increase in net assets from operations	1,756,254	72,638
Dividends and Distributions to Shareholders from
Net investment income
Class A	(74,138)	(205)
Class C	(812)	(201)
Advisor Class	(292)	(206)
Class R	(29,399)	(380)
Class K	(407,986)	(381)
Class I	(45,213)	(35,946)
Class Z	(5,307)	(382)
Net realized gain on investment transactions
Class A	(2,518)	– 0	–
Class C	(143)	– 0	–
Advisor Class	(20)	– 0	–
Class R	(972)	– 0	–
Class K	(13,403)	– 0	–
Class I	(1,429)	– 0	–
Class Z	(168)	– 0	–
Capital Stock Transactions
Net increase	35,055,873	7,666,335

Total increase	36,230,327	7,701,272
Net Assets
Beginning of period	7,701,272	– 0	–

End of period (including undistributed net investment income of $0 and $0, respectively)	$43,931,599	$7,701,272

(a)	Commencement of operations.

See notes to financial statements.

120	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2050 Fund
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$155,434	$17,277
Net realized gain (loss) on affiliated Underlying Portfolios	(28,673)	44
Net realized gain (loss) on unaffiliated Underlying Portfolios	(298,720)	4,596
Net realized gain distributions from affiliated Underlying Portfolios	124,917	16,127
Net realized gain distributions from unaffiliated Underlying Portfolios	126,286	7,051
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	91,886	1,428
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	429,667	21,967

Net increase in net assets from operations	600,797	68,490
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,375)	(211)
Class C	– 0	–	(207)
Advisor Class	– 0	–	(212)
Class R	(1,213)	(384)
Class K	(161,613)	(387)
Class I	(30,681)	(36,463)
Class Z	(150)	(388)
Net realized gain on investment transactions
Class A	(497)	– 0	–
Class C	(14)	– 0	–
Advisor Class	(13)	– 0	–
Class R	(64)	– 0	–
Class K	(7,889)	– 0	–
Class I	(1,442)	– 0	–
Class Z	(7)	– 0	–
Capital Stock Transactions
Net increase	14,513,283	2,710,465

Total increase	14,905,122	2,740,703
Net Assets
Beginning of period	2,740,703	– 0	–

End of period (including undistributed net investment income of $0 and $0, respectively)	$17,645,825	$2,740,703

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	121

Statement of Changes in Net Assets

AB Multi-Manager Select 2055 Fund
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$137,779	$18,096
Net realized gain (loss) on affiliated Underlying Portfolios	(32,289)	67
Net realized gain (loss) on unaffiliated Underlying Portfolios	(268,294)	6,653
Net realized gain distributions from affiliated Underlying Portfolios	109,015	16,417
Net realized gain distributions from unaffiliated Underlying Portfolios	112,034	7,050
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	108,505	4,413
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	423,290	35,070
Contributions from Affiliates (see Note B)	– 0	–	44

Net increase in net assets from operations	590,040	87,810
Dividends and Distributions to Shareholders from
Net investment income
Class A	(6,120)	(211)
Class C	(1,395)	(207)
Advisor Class	(1,463)	(212)
Class R	(309)	(385)
Class K	(139,487)	(387)
Class I	(23,596)	(36,462)
Class Z	(178)	(388)
Net realized gain on investment transactions
Class A	(548)	– 0	–
Class C	(176)	– 0	–
Advisor Class	(441)	– 0	–
Class R	(27)	– 0	–
Class K	(10,174)	– 0	–
Class I	(1,663)	– 0	–
Class Z	(13)	– 0	–
Capital Stock Transactions
Net increase	13,998,853	2,666,161

Total increase	14,403,303	2,715,719
Net Assets
Beginning of period	2,715,719	– 0	–

End of period (including undistributed net investment income of $0 and $0, respectively)	$17,119,022	$2,715,719

(a)	Commencement of operations.

See notes to financial statements.

122	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

July 31, 2016

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a non-diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects Underlying Portfolios for investment by the Funds from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar agreement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Company is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios that are open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	123

Notes to Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$9,511,885	$	– 0	–	$	– 0	–	$9,511,885
Short-Term Investments	101,126		– 0	–		– 0	–	101,126

Total(a)	$9,613,011	$	– 0	–	$	– 0	–	$9,613,011

AB Multi-Manager Select 2010 Fund
Investment Companies	$15,162,467	$	– 0	–	$	– 0	–	$15,162,467
Short-Term Investments	163,615		– 0	–		– 0	–	163,615

Total(a)	$15,326,082	$	– 0	–	$	– 0	–	$15,326,082

AB Multi-Manager Select 2015 Fund
Investment Companies	$46,599,559	$	– 0	–	$	– 0	–	$46,599,559
Short-Term Investments	366,493		– 0	–		– 0	–	366,493

Total(a)	$46,966,052	$	– 0	–	$	– 0	–	$46,966,052

AB Multi-Manager Select 2020 Fund
Investment Companies	$86,470,276	$	– 0	–	$	– 0	–	$86,470,276
Short-Term Investments	692,885		– 0	–		– 0	–	692,885

Total(a)	$87,163,161	$	– 0	–	$	– 0	–	$87,163,161

124	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2025 Fund
Investment Companies	$120,947,518	$	– 0	–	$	– 0	–	$120,947,518
Short-Term Investments	1,604,588		– 0	–		– 0	–	1,604,588

Total(a)	$122,552,106	$	– 0	–	$	– 0	–	$122,552,106

AB Multi-Manager Select 2030 Fund
Investment Companies	$85,019,285	$	– 0	–	$	– 0	–	$85,019,285
Short-Term Investments	718,368		– 0	–		– 0	–	718,368

Total(a)	$85,737,653	$	– 0	–	$	– 0	–	$85,737,653

AB Multi-Manager Select 2035 Fund
Investment Companies	$70,738,573	$	– 0	–	$	– 0	–	$70,738,573
Short-Term Investments	593,729		– 0	–		– 0	–	593,729

Total(a)	$71,332,302	$	– 0	–	$	– 0	–	$71,332,302

AB Multi-Manager Select 2040 Fund
Investment Companies	$57,965,347	$	– 0	–	$	– 0	–	$57,965,347
Short-Term Investments	518,783		– 0	–		– 0	–	518,783

Total(a)	$58,484,130	$	– 0	–	$	– 0	–	$58,484,130

AB Multi-Manager Select 2045 Fund
Investment Companies	$43,779,005	$	– 0	–	$	– 0	–	$43,779,005
Short-Term Investments	206,526		– 0	–		– 0	–	206,526

Total(a)	$43,985,531	$	– 0	–	$	– 0	–	$43,985,531

AB Multi-Manager Select 2050 Fund
Investment Companies	$17,603,154	$	– 0	–	$	– 0	–	$17,603,154
Short-Term Investments	86,539		– 0	–		– 0	–	86,539

Total(a)	$17,689,693	$	– 0	–	$	– 0	–	$17,689,693

AB Multi-Manager Select 2055 Fund
Investment Companies	$16,995,207	$	– 0	–	$	– 0	–	$16,995,207
Short-Term Investments	360,690		– 0	–		– 0	–	360,690

Total(a)	$17,355,897	$	– 0	–	$	– 0	–	$17,355,897

(a)	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	125

Notes to Financial Statements

these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

126	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $128,722 for each Fund had been deferred and were being amortized on a straight line basis over a one year period.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (less acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) as follows:

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2010 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2015 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2020 Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2025 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2030 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2045 Fund	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
2050 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2055 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	127

Notes to Financial Statements

	Effective January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2025 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
2050 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2055 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

Any fees waived and expenses borne by the Adviser through July 31, 2015 are subject to repayment by the Fund until July 31, 2018, such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$206,043	2035 Fund	$206,713
2010 Fund	206,330	2040 Fund	204,490
2015 Fund	206,688	2045 Fund	204,804
2020 Fund	205,253	2050 Fund	205,292
2025 Fund	206,723	2055 Fund	203,471
2030 Fund	207,192

Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 4, 2016 are subject to repayment by the Fund until July 31, 2019, such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect prior to January 6, 2016. The Expense Caps in effect as of

128	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

January 6, 2016 may not be terminated by the Adviser before November 30, 2016. For the year ended July 31, 2016, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$322,245	2035 Fund	$333,975
2010 Fund	328,571	2040 Fund	312,899
2015 Fund	349,202	2045 Fund	315,646
2020 Fund	363,456	2050 Fund	316,123
2025 Fund	390,173	2055 Fund	319,047
2030 Fund	342,350

During the year ended July 31, 2016 and July 31, 2015, the Adviser reimbursed the Fund the following amounts for trading losses incurred due to a trade entry error:

Multi-Manager Select Fund	2016		2015
Retirement Allocation Fund	$53		$	– 0	–
2010 Fund	112			– 0	–
2015 Fund	409			118
2020 Fund	737			148
2025 Fund	1,004			121
2030 Fund	708			129
2035 Fund	580			97
2040 Fund	355			84
2045 Fund	90			51
2050 Fund	– 0	–		– 0	–
2055 Fund	– 0	–		44

The Funds compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2016, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$18,001	2035 Fund	$23,094
2010 Fund	14,955	2040 Fund	19,005
2015 Fund	17,520	2045 Fund	15,601
2020 Fund	29,215	2050 Fund	14,929
2025 Fund	39,093	2055 Fund	14,882
2030 Fund	28,138

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	129

Notes to Financial Statements

Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Fund for the year ended July 31, 2016 as follows:

Multi-Manager Select Fund	Front-End Sales Charges		Contingent Deferred Sales Charges
	Class A		Class A			Class B			Class C
Retirement Allocation Fund	$55		$	– 0	–	$	– 0	–	$48
2010 Fund	– 0	–		1,809			– 0	–	– 0	–
2015 Fund	61			785			– 0	–	38
2020 Fund	221			531			– 0	–	– 0	–
2025 Fund	447			291			– 0	–	72
2030 Fund	587			1,285			– 0	–	4
2035 Fund	516			186			– 0	–	8
2040 Fund	665			533			– 0	–	56
2045 Fund	440			1,502			– 0	–	12
2050 Fund	190			554			– 0	–	9
2055 Fund	618			83			– 0	–	– 0	–

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered only as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no advisory fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), has a contractual advisory fee rate of .20% and continues to bear its own expenses. In connection with the investment by the Funds in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Funds in an amount equal to Government Money Market Portfolio’s effective advisory fee. For the year ended July 31, 2016, such waiver amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$50	2035 Fund	$303
2010 Fund	48	2040 Fund	167
2015 Fund	117	2045 Fund	114
2020 Fund	181	2050 Fund	64
2025 Fund	332	2055 Fund	68
2030 Fund	283

130	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

A summary of the Funds’ transactions in shares of the Government Money Market Portfolio for the year ended July 31, 2016 is as follows:

Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
Retirement Allocation Fund	$5	$9,983	$9,887	$101	$3
2010 Fund	3	17,449	17,288	164	5
2015 Fund	31	43,006	42,671	366	14
2020 Fund	74	58,982	58,363	693	70
2025 Fund	51	87,719	86,165	1,605	171
2030 Fund	89	58,377	57,748	718	164
2035 Fund	14	47,742	47,162	594	171
2040 Fund	65	37,594	37,140	519	170
2045 Fund	152	29,041	28,986	207	148
2050 Fund	13	12,255	12,181	87	54
2055 Fund	10	13,185	12,834	361	48

A summary of the Funds’ affiliated Underlying Portfolio transactions for the year ended July 31, 2016 is as follows:

AB All Market Growth Portfolio
									Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)			Income (000)			Realized Gains (000)
2010 Fund	$15	$173	$193	$4	$1	$	– 0	–	$	– 0	–	$	– 0	–
2015 Fund	56	405	475	12	2		– 0	–		– 0	–		– 0	–
2020 Fund	168	867	1,055	15	5		– 0	–		– 0	–		– 0	–
2025 Fund	248	1,977	2,295	60	10		– 0	–		– 0	–		– 0	–
2030 Fund	191	1,421	1,657	37	8		– 0	–		– 0	–		– 0	–
2035 Fund	245	1,807	2,110	47	11		– 0	–		– 0	–		– 0	–
2040 Fund	305	1,898	2,259	44	12		– 0	–		– 0	–		– 0	–
2045 Fund	231	1,055	1,320	26	8		– 0	–		– 0	–		– 0	–
2050 Fund	106	592	713	9	6		– 0	–		– 0	–		– 0	–
2055 Fund	108	527	648	6	7		– 0	–		– 0	–		– 0	–

AB All Market Real Return Portfolio
											Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 7/31/16 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$50		$359	$125	$(22)		$25		$287		$7		$	– 0	–
2010 Fund	64		722	338	(27)		37		458		14			– 0	–
2015 Fund	172		1,418	270	(28)		87		1,379		29			– 0	–
2020 Fund	263		2,499	281	(39)		153		2,595		53			– 0	–
2025 Fund	256		2,464	431	(24)		148		2,413		44			– 0	–
2030 Fund	105		997	320	(10)		51		823		16			– 0	–
2035 Fund	8		921	235	4		10		708		– 0	–		– 0	–
2040 Fund	– 0	–	164	164	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–
2045 Fund	– 0	–	130	130	– 0	–	– 0	–	– 0	–	– 0	–		– 0	–
2050 Fund	– 0	–	45	45	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–
2055 Fund	– 0	–	36	36	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	131

Notes to Financial Statements

AB Concentrated Growth Fund
								Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)		Income (000)			Realized Gains (000)
Retirement Allocation Fund	$34	$117	$47	$(2)	$(1)	$101		$	– 0	–	$3
2010 Fund	33	169	192	(9)	(1)	– 0	–		– 0	–	4
2015 Fund	111	559	643	(25)	(2)	– 0	–		– 0	–	12
2020 Fund	177	918	1,041	(50)	(4)	– 0	–		– 0	–	21
2025 Fund	362	2,438	361	(10)	20	2,449			– 0	–	56
2030 Fund	286	1,798	340	(11)	8	1,741			– 0	–	40
2035 Fund	482	2,669	959	(46)	9	2,155			– 0	–	65
2040 Fund	706	3,525	703	(47)	45	3,526			– 0	–	83
2045 Fund	469	2,722	527	(40)	49	2,673			– 0	–	62
2050 Fund	162	981	77	(4)	12	1,074			– 0	–	20
2055 Fund	163	930	86	(3)	15	1,019			– 0	–	17

*	Amount is less than $500.

AB Bond Inflation Strategy Portfolio
								Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$86	$654	$182	$(2)		$20	$576	$9	$	– 0	–
2010 Fund	95	1,464	382	4		42	1,223	18		– 0	–
2015 Fund	286	3,335	454	1		105	3,273	46		– 0	–
2020 Fund	203	4,279	283	– 0	–*	129	4,328	54		– 0	–
2025 Fund	25	2,428	59	– 0	–*	31	2,425	16		– 0	–

*	Amount is less than $500.

AB Intermediate Bond Portfolio
								Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$129	$1,089	$459	$(4)		$16	$771	$15	$	– 0	–
2010 Fund	59	1,357	513	– 0	–*	16	919	13		– 0	–
2015 Fund	146	3,280	1,113	(1)		34	2,346	29		– 0	–
2020 Fund	142	6,034	1,889	5		61	4,353	42		– 0	–
2025 Fund	188	5,919	2,489	3		19	3,640	34		– 0	–
2030 Fund	143	4,184	1,772	– 0	–*	13	2,568	24		– 0	–
2035 Fund	126	2,801	1,510	1		5	1,423	18		– 0	–
2040 Fund	152	2,286	1,278	– 0	–*	4	1,164	15		– 0	–
2045 Fund	115	1,717	959	1		3	877	11		– 0	–
2050 Fund	30	706	385	– 0	–*	1	352	4		– 0	–
2055 Fund	27	652	344	– 0	–*	1	336	4		– 0	–

*	Amount is less than $500.

132	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Discovery Growth Fund, Inc.
										Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)		Income (000)			Realized Gains (000)
2025 Fund	$111	$1,156	$2	$	– 0	–*	$(18)	$1,247		$	– 0	–	$52
2030 Fund	95	813	3		– 0	–*	(23)	882			– 0	–	38
2035 Fund	85	776	206		(8)		53	700			– 0	–	– 0	–
2040 Fund	102	605	163		(10)		43	577			– 0	–	– 0	–
2045 Fund	77	59	129		(6)		(1)	– 0	–		– 0	–	– 0	–
2050 Fund	27	21	45		(2)		(1)	– 0	–		– 0	–	– 0	–
2055 Fund	27	10	34		(2)		(1)	– 0	–		– 0	–	– 0	–

*	Amount is less than $500.

AB Discovery Value Fund
													Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)			Realized Gains (000)
2015 Fund	$	– 0	–	$462	$	– 0	–	$	– 0	–	$30	$492	$	– 0	–	$	– 0	–
2020 Fund		80		808		4			– 0	–*	7	891		3			44
2025 Fund		125		1,058		3			– 0	–*	26	1,206		3			56
2030 Fund		181		1,548		5			(1)		24	1,747		5			82
2035 Fund		171		1,909		627			(46)		38	1,445		6			102
2040 Fund		205		1,622		90			(13)		40	1,764		5			85
2045 Fund		223		1,600		64			(8)		35	1,786		5			85
2050 Fund		81		654		25			(7)		13	716		2			33
2055 Fund		82		626		42			(10)		21	677		2			30

*	Amount is less than $500.

AB Global Bond Fund, Inc.
										Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 7/31/16 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$34	$223	$71	$(1)		$6		$191		$5		$	– 0	–
2010 Fund	32	730	174	– 0	–*	20		608		14			– 0	–
2015 Fund	213	1,881	279	– 0	–*	57		1,872		51			– 0	–
2020 Fund	355	3,133	1,826	2		54		1,718		77			– 0	–
2025 Fund	501	5,266	3,394	2		51		2,426		93			– 0	–
2030 Fund	382	3,653	2,386	– 0	–*	34		1,683		67			– 0	–
2035 Fund	109	647	757	1		– 0	–*	– 0	–	12			– 0	–
2040 Fund	10	4	14	– 0	–*	– 0	–*	– 0	–	– 0	–		– 0	–

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	133

Notes to Financial Statements

		AB Growth and Income Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)			Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$69	$465	$143	$(10)	$	– 0	–	$381	$6	$13
2010 Fund	65	748	203	(9)		4		605	9	20
2015 Fund	223	1,750	572	(18)		8		1,391	25	56
2020 Fund	432	5,105	414	(10)		47		5,160	53	119
2025 Fund	850	8,925	188	(2)		105		9,690	96	217
2030 Fund	840	7,899	332	(12)		78		8,473	90	201
2035 Fund	1,064	10,206	1,425	(93)		118		9,870	113	255
2040 Fund	1,608	8,755	566	(30)		31		9,798	109	245
2045 Fund	1,230	6,929	382	(16)		44		7,805	81	183
2050 Fund	432	2,853	148	(16)		16		3,137	32	72
2055 Fund	435	2,829	215	(16)		25		3,058	28	62

AB High Income Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)		Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$69		$721	$554	$(23)	$6		$219	$15	$	– 0	–
2010 Fund	95		1,413	1,142	(29)	11		348	31		– 0	–
2015 Fund	337		4,227	2,549	(91)	61		1,985	119		– 0	–
2020 Fund	613		8,447	3,628	(124)	155		5,463	269		– 0	–
2025 Fund	873		12,602	4,740	(166)	306		8,875	384		– 0	–
2030 Fund	496		9,487	3,135	(117)	274		7,005	246		– 0	–
2035 Fund	271		6,264	2,237	(74)	189		4,413	148		– 0	–
2040 Fund	30		2,851	2,124	(43)	16		730	32		– 0	–
2045 Fund	– 0	–	1,199	1,157	(18)	1		25	12		– 0	–
2050 Fund	– 0	–	480	463	(7)	– 0	–*	10	5		– 0	–
2055 Fund	– 0	–	431	416	(6)	– 0	–*	9	4		– 0	–

*	Amount is less than $500.

AB Global Real Estate Investment Fund II
								Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$34	$436	$108	$(4)		$34	$392	$11	$	– 0	–
2010 Fund	32	742	211	4		56	623	18		– 0	–
2015 Fund	163	1,846	282	(2)		195	1,920	65		– 0	–
2020 Fund	267	3,186	258	5		338	3,538	115		– 0	–
2025 Fund	373	5,482	209	2		567	6,215	162		– 0	–
2030 Fund	286	3,002	128	– 0	–*	334	3,494	109		– 0	–
2035 Fund	178	2,603	149	(1)		256	2,887	71		– 0	–

134	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Global Real Estate Investment Fund II
							Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
2040 Fund	$204	$1,485	$68	$(1)	$150	$1,770	$41	$	– 0	–
2045 Fund	154	1,132	78	(1)	116	1,323	31		– 0	–
2050 Fund	41	487	32	(1)	43	538	11		– 0	–
2055 Fund	41	469	36	(2)	41	513	10		– 0	–

*	Amount is less than $500.

AB Unconstrained Bond Fund, Inc.
Distributions
Multi-Manager Select Fund	Market Value 7/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$51	$335	$97	$(3)	$2	$288	$5	$	– 0	–
2010 Fund	33	357	86	(2)	3	305	6	– 0	–
2015 Fund	112	891	59	(2)	6	948	18	– 0	–
2020 Fund	177	1,470	778	(15)	9	863	23	– 0	–
2025 Fund	137	937	1,059	(15)	– 0	–*	– 0	–	11	– 0	–
2030 Fund	95	634	717	(12)	– 0	–*	– 0	–	8	– 0	–
2035 Fund	8	6	14	– 0	–*	– 0	–*	– 0	–	– 0	–*	– 0	–

*	Amount is less than $500.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the year ended July 31, 2016 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC	Sanford C. Bernstein Limited
Retirement Allocation Fund	$1,558	$2	$	– 0	–
2010 Fund	3,124	2		– 0	–
2015 Fund	9,824	44		– 0	–
2020 Fund	17,299	70		– 0	–
2025 Fund	23,722	92		– 0	–
2030 Fund	12,592	73		– 0	–
2035 Fund	10,501	57		– 0	–
2040 Fund	8,537	86		– 0	–
2045 Fund	6,466	44		– 0	–
2050 Fund	2,988	23		– 0	–
2055 Fund	2,803	27		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	135

Notes to Financial Statements

Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C	Class R	Class K
Retirement Allocation Fund	$2,003	$200	$96
2010 Fund	1,469	2,754	1,798
2015 Fund	16,328	2,168	940
2020 Fund	37,953	13,147	3,826
2025 Fund	40,724	14,643	4,056
2030 Fund	38,588	11,167	5,186
2035 Fund	34,716	7,343	3,540
2040 Fund	34,639	5,326	2,269
2045 Fund	26,413	10,379	2,765
2050 Fund	5,402	1,423	288
2055 Fund	4,319	159	224

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the year ended July 31, 2016 were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$14,591,086	$6,822,688
2010 Fund	26,220,395	12,989,083
2015 Fund	68,345,575	28,426,440
2020 Fund	125,012,835	49,198,755

136	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Multi-Manager Select Fund	Purchases	Sales
2025 Fund	$166,155,064	$60,293,824
2030 Fund	115,608,866	41,847,891
2035 Fund	96,100,481	35,236,150
2040 Fund	74,608,479	27,567,591
2045 Fund	55,208,588	19,741,808
2050 Fund	22,771,082	8,055,734
2055 Fund	21,814,504	7,659,286

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Multi-Manager Select Fund	Cost	Appreciation	(Depreciation)
Retirement Allocation Fund	$9,404,969	$259,825	$(51,783)	$208,042
2010 Fund	14,864,918	553,883	(92,719)	461,164
2015 Fund	45,381,665	1,897,823	(313,436)	1,584,387
2020 Fund	84,611,077	3,277,732	(725,648)	2,552,084
2025 Fund	118,968,874	4,670,007	(1,086,775)	3,583,232
2030 Fund	83,380,988	3,125,931	(769,266)	2,356,665
2035 Fund	69,324,064	2,651,811	(643,573)	2,008,238
2040 Fund	57,215,745	1,839,726	(571,341)	1,268,385
2045 Fund	42,962,228	1,435,831	(412,528)	1,023,303
2050 Fund	17,316,066	544,948	(171,321)	373,627
2055 Fund	16,975,637	571,341	(191,081)	380,260

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	137

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	65,506	1,176		$655,818	$11,817

Shares issued in reinvestment of dividends and distributions	116	– 0	–	1,153	– 0	–

Shares redeemed	(24,254)	(165)		(240,301)	(1,691)

Net increase	41,368	1,011		$416,670	$10,126

Class C
Shares sold	9,233	4,449		$92,175	$44,952

Shares issued in reinvestment of dividends and distributions	6	– 0	–	57	– 0	–

Shares redeemed	(1,475)	– 0	–	(14,861)	– 0	–

Net increase	7,764	4,449		$77,371	$44,952

Advisor Class
Shares sold	1,117	1,000		$11,155	$10,002

Shares redeemed	(38)	– 0	–	(379)	– 0	–

Net increase	1,079	1,000		$10,776	$10,002

Class R
Shares sold	11,726	1,000		$113,189	$10,002

Shares issued in reinvestment of dividends and distributions	18	14		173	142

Shares redeemed	(9,513)	– 0	–	(91,086)	– 0	–

Net increase	2,231	1,014		$22,276	$10,144

Class K
Shares sold	1,016,023	66,832		$10,045,125	$672,183

Shares issued in reinvestment of dividends and distributions	8,880	14		86,316	143

Shares redeemed	(276,795)	(44)		(2,678,715)	(441)

Net increase	748,108	66,802		$7,452,726	$671,885

138	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select Retirement Allocation Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	63,576		94,002			$628,079		$940,017

Shares issued in reinvestment of dividends and distributions	737		1,357			7,186		13,574

Shares redeemed	(94,307)		– 0	–		(900,647)		– 0	–

Net increase (decrease)	(29,994)		95,359			$(265,382)		$953,591

Class Z
Shares sold	– 0	–	1,001		$	– 0	–	$10,010

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	15			– 0	–(c)	144

Net increase	– 0	–	1,016		$	– 0	–	$10,154

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	79,811	1,538		$796,074	$15,468

Shares issued in reinvestment of dividends and distributions	613	2		6,068	28

Shares redeemed	(21,926)	– 0	–	(214,197)	– 0	–

Net increase	58,498	1,540		$587,945	$15,496

Class C
Shares sold	21,215	1,002		$211,220	$10,024

Shares issued in reinvestment of dividends and distributions	73	3		718	24

Shares redeemed	(12,070)	– 0	–	(115,989)	– 0	–

Net increase	9,218	1,005		$95,949	$10,048

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	139

Notes to Financial Statements

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	68,309		1,006			$686,310		$10,063

Shares issued in reinvestment of dividends and distributions	391		3			3,888		30

Shares redeemed	(1,487)		– 0	–		(14,523)		– 0	–

Net increase	67,213		1,009			$675,675		$10,093

Class R
Shares sold	71,890		1,005			$709,616		$10,055

Shares issued in reinvestment of dividends and distributions	638		21			6,186		202

Shares redeemed	(12,697)		– 0	–		(124,248)		– 0	–

Net increase	59,831		1,026			$591,554		$10,257

Class K
Shares sold	1,667,254		59,422			$16,366,468		$599,007

Shares issued in reinvestment of dividends and distributions	18,088		21			175,273		203

Shares redeemed	(452,946)		(40)			(4,426,129)		(404)

Net increase	1,232,396		59,403			$12,115,612		$598,806

Class I
Shares sold	254		94,002			$2,504		$940,018

Shares issued in reinvestment of dividends and distributions	3		1,922			31		19,223

Shares redeemed	(94,832)		– 0	–		(896,163)		– 0	–

Net increase (decrease)	(94,575)		95,924			$(893,628)		$959,241

Class Z
Shares sold	– 0	–	1,003		$	– 0	–	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	20			– 0	–(c)	205

Net increase	– 0	–	1,023		$	– 0	–	$10,233

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

140	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	355,853	16,875		$3,542,540	$171,631

Shares issued in reinvestment of dividends and distributions	4,425	4		43,805	39

Shares redeemed	(31,341)	(543)		(317,284)	(5,664)

Net increase	328,937	16,336		$3,269,061	$166,006

Class C
Shares sold	46,335	36,591		$457,797	$375,564

Shares issued in reinvestment of dividends and distributions	571	3		5,643	35

Shares redeemed	(14,513)	– 0	–	(145,081)	– 0	–

Net increase	32,393	36,594		$318,359	$375,599

Advisor Class
Shares sold	3,639	5,889		$36,156	$60,064

Shares issued in reinvestment of dividends and distributions	9	4		91	40

Shares redeemed	(2,994)	– 0	–	(29,997)	– 0	–

Net increase	654	5,893		$6,250	$60,104

Class R
Shares sold	34,298	26,689		$338,405	$271,044

Shares issued in reinvestment of dividends and distributions	552	21		5,356	213

Shares redeemed	(22,797)	(2,135)		(221,400)	(21,568)

Net increase	12,053	24,575		$122,361	$249,689

Class K
Shares sold	4,279,201	374,876		$42,021,964	$3,791,587

Shares issued in reinvestment of dividends and distributions	56,455	21		548,742	214

Shares redeemed	(663,432)	(151)		(6,498,258)	(1,552)

Net increase	3,672,224	374,746		$36,072,448	$3,790,249

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	141

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	51,710		94,001			$513,250		$940,017

Shares issued in reinvestment of dividends and distributions	367		2,021			3,570		20,248

Shares redeemed	(95,596)		– 0	–		(897,082)		– 0	–

Net increase (decrease)	(43,519)		96,022			$(380,262)		$960,265

Class Z
Shares sold	– 0	–	1,002		$	– 0	–	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	22			– 0	–(c)	216

Net increase	– 0	–	1,024		$	– 0	–	$10,244

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	814,845	50,693		$8,084,991	$522,729

Shares issued in reinvestment of dividends and distributions	9,704	8		96,171	78

Shares redeemed	(77,676)	– 0	–	(769,030)	– 0	–

Net increase	746,873	50,701		$7,412,132	$522,807

Class C
Shares sold	108,258	36,105		$1,067,869	$370,679

Shares issued in reinvestment of dividends and distributions	1,168	8		11,513	74

Shares redeemed	(21,377)	– 0	–	(210,946)	– 0	–

Net increase	88,049	36,113		$868,436	$370,753

142	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	21,106	1,483		$212,881	$15,049

Shares issued in reinvestment of dividends and distributions	251	8		2,500	79

Shares redeemed	(5,814)	– 0	–	(57,390)	– 0	–

Net increase	15,543	1,491		$157,991	$15,128

Class R
Shares sold	299,341	31,085		$2,946,080	$315,565

Shares issued in reinvestment of dividends and distributions	3,620	25		35,154	251

Shares redeemed	(104,583)	(1,824)		(1,031,706)	(18,621)

Net increase	198,378	29,286		$1,949,528	$297,195

Class K
Shares sold	7,254,831	992,492		$71,560,066	$10,052,748

Shares issued in reinvestment of dividends and distributions	94,171	25		917,226	253

Shares redeemed	(959,192)	(314,650)		(9,320,861)	(3,196,445)

Net increase	6,389,810	677,867		$63,156,431	$6,856,556

Class I
Shares sold	231,027	94,002		$2,286,266	$940,018

Shares issued in reinvestment of dividends and distributions	3,212	2,380		31,311	23,876

Shares redeemed	(99,797)	– 0	–	(932,710)	– 0	–

Net increase	134,442	96,382		$1,384,867	$963,894

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	143

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class Z
Shares sold	– 0	–(c)	1,003		$	– 0	–(b)	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(c)	25			– 0	–(b)	255

Shares redeemed	(0	)(c)	– 0	–		(3)		– 0	–

Net increase (decrease)	– 0	–	1,028			$(3)		$10,283

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	870,281	16,826		$8,708,445	$175,182

Shares issued in reinvestment of dividends and distributions	11,493	11		114,133	112

Shares redeemed	(51,172)	(1)		(507,797)	(10)

Net increase	830,602	16,836		$8,314,781	$175,284

Class C
Shares sold	66,660	17,222		$653,782	$177,973

Shares issued in reinvestment of dividends and distributions	645	11		6,381	108

Shares redeemed	(1,869)	(3,835)		(17,620)	(40,000)

Net increase	65,436	13,398		$642,543	$138,081

Advisor Class
Shares sold	30,335	51,611		$305,941	$532,815

Shares issued in reinvestment of dividends and distributions	1,096	11		10,924	114

Shares redeemed	(15,719)	– 0	–	(156,079)	– 0	–

Net increase	15,712	51,622		$160,786	$532,929

144	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2025 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class R
Shares sold	275,349		57,110			$2,705,202		$581,094

Shares issued in reinvestment of dividends and distributions	3,900		28			37,990		286

Shares redeemed	(53,034)		(9,613)			(518,896)		(98,062)

Net increase	226,215		47,525			$2,224,296		$483,318

Class K
Shares sold	9,818,685		1,067,184			$96,545,747		$10,882,687

Shares issued in reinvestment of dividends and distributions	130,231		29			1,271,054		287

Shares redeemed	(616,287)		(34,156)			(5,875,570)		(347,160)

Net increase	9,332,629		1,033,057			$91,941,231		$10,535,814

Class I
Shares sold	255,923		94,002			$2,535,492		$940,018

Shares issued in reinvestment of dividends and distributions	3,219		2,700			31,478		27,082

Shares redeemed	(121,009)		– 0	–		(1,138,306)		– 0	–

Net increase	138,133		96,702			$1,428,664		$967,100

Class Z
Shares sold	– 0	–	1,002		$	– 0	–	$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	29			– 0	–(c)	288

Net increase	– 0	–	1,031		$	– 0	–	$10,306

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	145

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	901,061	30,512		$9,018,677	$314,233

Shares issued in reinvestment of dividends and distributions	10,447	15		104,466	156

Shares redeemed	(127,478)	(9)		(1,287,007)	(103)

Net increase	784,030	30,518		$7,836,136	$314,286

Class C
Shares sold	103,422	1,887		$1,036,013	$19,118

Shares issued in reinvestment of dividends and distributions	683	15		6,806	152

Shares redeemed	(18,619)	– 0	–	(186,033)	– 0	–

Net increase	85,486	1,902		$856,786	$19,270

Advisor Class
Shares sold	66,553	4,830		$675,745	$50,064

Shares issued in reinvestment of dividends and distributions	948	16		9,509	158

Shares redeemed	(5,851)	– 0	–	(58,513)	– 0	–

Net increase	61,650	4,846		$626,741	$50,222

Class R
Shares sold	194,121	38,411		$1,907,112	$392,660

Shares issued in reinvestment of dividends and distributions	2,783	33		27,304	330

Shares redeemed	(52,724)	(1,232)		(519,385)	(12,560)

Net increase	144,180	37,212		$1,415,031	$380,430

Class K
Shares sold	6,752,994	809,150		$66,891,318	$8,288,244

Shares issued in reinvestment of dividends and distributions	90,885	33		892,491	331

Shares redeemed	(728,707)	(46,967)		(7,110,030)	(480,938)

Net increase	6,115,172	762,216		$60,673,779	$7,807,637

146	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Class I
Shares sold	277,051		94,002		$2,750,187		$940,018

Shares issued in reinvestment of dividends and distributions	2,393		3,114		23,547		31,237

Shares redeemed	(117,419)		– 0	–	(1,087,672)		– 0	–

Net increase	162,025		97,116		$1,686,062		$971,255

Class Z
Shares sold	18		1,002		$186		$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	33		– 0	–(c)	333

Net increase	18		1,035		$186		$10,351

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	691,818	28,542		$6,935,960	$296,518

Shares issued in reinvestment of dividends and distributions	9,003	19		90,114	190

Shares redeemed	(35,164)	(981)		(349,872)	(10,229)

Net increase	665,657	27,580		$6,676,202	$286,479

Class C
Shares sold	86,588	6,200		$856,821	$64,227

Shares issued in reinvestment of dividends and distributions	766	18		7,634	186

Shares redeemed	(1,117)	– 0	–	(10,432)	– 0	–

Net increase	86,237	6,218		$854,023	$64,413

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	147

Notes to Financial Statements

	AB Multi-Manager Select 2035 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	29,251		16,374		$298,071		$165,621

Shares issued in reinvestment of dividends and distributions	474		19		4,774		191

Shares redeemed	(3,492)		– 0	–	(34,626)		– 0	–

Net increase	26,233		16,393		$268,219		$165,812

Class R
Shares sold	141,923		30,587		$1,397,508		$313,252

Shares issued in reinvestment of dividends and distributions	1,910		36		18,737		364

Shares redeemed	(28,726)		(9,498)		(271,574)		(96,089)

Net increase	115,107		21,125		$1,144,671		$217,527

Class K
Shares sold	5,249,299		659,877		$51,823,337		$6,778,664

Shares issued in reinvestment of dividends and distributions	73,412		36		722,378		366

Shares redeemed	(324,187)		(289)		(3,135,930)		(2,966)

Net increase	4,998,524		659,624		$49,409,785		$6,776,064

Class I
Shares sold	329,925		94,002		$3,280,643		$940,018

Shares issued in reinvestment of dividends and distributions	4,069		3,440		40,079		34,508

Shares redeemed	(132,568)		– 0	–	(1,242,569)		– 0	–

Net increase	201,426		97,442		$2,078,153		$974,526

Class Z
Shares sold	58		1,001		$571		$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	37		– 0	–(c)	367

Net increase	58		1,038		$571		$10,385

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

148	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	702,605	8,264		$6,980,044	$85,326

Shares issued in reinvestment of dividends and distributions	8,340	26		83,147	266

Shares redeemed	(63,150)	(943)		(628,137)	(9,767)

Net increase	647,795	7,347		$6,435,054	$75,825

Class C
Shares sold	81,281	2,496		$794,310	$25,534

Shares issued in reinvestment of dividends and distributions	411	26		4,085	262

Shares redeemed	(2,484)	– 0	–	(23,859)	– 0	–

Net increase	79,208	2,522		$774,536	$25,796

Advisor Class
Shares sold	30,576	1,361		$300,505	$13,658

Shares issued in reinvestment of dividends and distributions	138	26		1,388	266

Shares redeemed	(6,595)	– 0	–	(65,189)	– 0	–

Net increase	24,119	1,387		$236,704	$13,924

Class R
Shares sold	138,290	3,446		$1,367,416	$34,972

Shares issued in reinvestment of dividends and distributions	1,520	44		14,849	440

Shares redeemed	(23,023)	– 0	–	(221,797)	– 0	–

Net increase	116,787	3,490		$1,160,468	$35,412

Class K
Shares sold	4,127,540	842,321		$40,721,976	$8,638,346

Shares issued in reinvestment of dividends and distributions	59,959	44		587,602	441

Shares redeemed	(446,247)	(1,162)		(4,281,542)	(11,861)

Net increase	3,741,252	841,203		$37,028,036	$8,626,926

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	149

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	242,065		94,002			$2,401,476		$940,028

Shares issued in reinvestment of dividends and distributions	2,379		4,168			23,337		41,595

Shares redeemed	(133,775)		– 0	–		(1,240,075)		– 0	–

Net increase	110,669		98,170			$1,184,738		$981,623

Class Z
Shares sold	– 0	–	50,830		$	– 0	–	$493,853

Shares issued in reinvestment of dividends and distributions	788		45			7,739		442

Shares redeemed	(1,045)		– 0	–		(9,503)		– 0	–

Net increase (decrease)	(257)		50,875			$(1,764)		$494,295

(a)	Commencement of operations.

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	577,565	10,518		$5,790,474	$109,201

Shares issued in reinvestment of dividends and distributions	7,642	20		76,499	206

Shares redeemed	(105,901)	(23)		(1,056,114)	(243)

Net increase	479,306	10,515		$4,810,859	$109,164

Class C
Shares sold	35,669	8,014		$360,464	$82,256

Shares issued in reinvestment of dividends and distributions	92	20		921	201

Shares redeemed	(16,092)	– 0	–	(161,008)	– 0	–

Net increase	19,669	8,034		$200,377	$82,457

150	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	8,322	1,007		$82,766	$10,064

Shares issued in reinvestment of dividends and distributions	23	20		233	206

Shares redeemed	(4,300)	– 0	–	(43,516)	– 0	–

Net increase	4,045	1,027		$39,483	$10,270

Class R
Shares sold	211,582	6,075		$2,083,764	$62,436

Shares issued in reinvestment of dividends and distributions	3,083	38		30,209	380

Shares redeemed	(40,746)	(5)		(388,025)	(50)

Net increase	173,919	6,108		$1,725,948	$62,766

Class K
Shares sold	3,098,292	587,933		$30,549,782	$6,087,532

Shares issued in reinvestment of dividends and distributions	42,851	38		421,226	381

Shares redeemed	(408,868)	(192)		(4,024,745)	(1,977)

Net increase	2,732,275	587,779		$26,946,263	$6,085,936

Class I
Shares sold	238,505	94,003		$2,373,132	$940,028

Shares issued in reinvestment of dividends and distributions	3,122	3,580		30,717	35,946

Shares redeemed	(113,457)	– 0	–	(1,044,587)	– 0	–

Net increase	128,170	97,583		$1,359,262	$975,974

Class Z
Shares sold	516	33,458		$5,004	$339,386

Shares issued in reinvestment of dividends and distributions	539	38		5,306	382

Shares redeemed	(3,759)	– 0	–	(36,629)	– 0	–

Net increase (decrease)	(2,704)	33,496		$(26,319)	$339,768

(a)	Commencement of operations.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	151

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	123,315	6,403		$1,220,670	$66,616

Shares issued in reinvestment of dividends and distributions	575	21		5,790	211

Shares redeemed	(15,153)	(171)		(151,292)	(1,789)

Net increase	108,737	6,253		$1,075,168	$65,038

Class C
Shares sold	4,026	1,002		$40,280	$10,024

Shares issued in reinvestment of dividends and distributions	1	20		7	207

Shares redeemed	(284)	– 0	–	(2,878)	– 0	–

Net increase	3,743	1,022		$37,409	$10,231

Advisor Class
Shares sold	5,795	1,006		$59,565	$10,064

Shares issued in reinvestment of dividends and distributions	1	21		6	212

Shares redeemed	(617)	– 0	–	(6,229)	– 0	–

Net increase	5,179	1,027		$53,342	$10,276

Class R
Shares sold	38,763	3,222		$379,846	$32,878

Shares issued in reinvestment of dividends and distributions	116	38		1,135	384

Shares redeemed	(1,300)	(1,077)		(11,984)	(10,944)

Net increase	37,579	2,183		$368,997	$22,318

Class K
Shares sold	1,401,759	157,768		$13,851,607	$1,627,911

Shares issued in reinvestment of dividends and distributions	17,263	38		169,351	387

Shares redeemed	(159,788)	(1,219)		(1,528,982)	(12,607)

Net increase	1,259,234	156,587		$12,491,976	$1,615,691

152	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares				Amount
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	151,508		94,003			$1,501,799		$940,029

Shares issued in reinvestment of dividends and distributions	1,763		3,632			17,332		36,463

Shares redeemed	(112,534)		– 0	–		(1,032,740)		– 0	–

Net increase	40,737		97,635			$486,391		$976,492

Class Z
Shares sold	– 0	–	1,003		$	– 0	–	$10,031

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	39			– 0	–(c)	388

Net increase	– 0	–	1,042		$	– 0	–	$10,419

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than .50 cents.

	AB Multi-Manager Select 2055 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	93,945	2,726		$940,618	$28,030

Shares issued in reinvestment of dividends and distributions	657	21		6,544	211

Shares redeemed	(7,432)	(376)		(72,223)	(3,920)

Net increase	87,170	2,371		$874,939	$24,321

Class C
Shares sold	19,992	1,021		$197,057	$10,213

Shares issued in reinvestment of dividends and distributions	151	20		1,481	207

Shares redeemed	(14,299)	– 0	–	(139,623)	– 0	–

Net increase	5,844	1,041		$58,915	$10,420

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	153

Notes to Financial Statements

	AB Multi-Manager Select 2055 Fund
	Shares			Amount
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	12,410	32,987		$119,584	$327,312

Shares issued in reinvestment of dividends and distributions	184	21		1,859	212

Shares redeemed	(1,290)	– 0	–	(12,223)	– 0	–

Net increase	11,304	33,008		$109,220	$327,524

Class R
Shares sold	5,714	1,450		$55,193	$14,634

Shares issued in reinvestment of dividends and distributions	21	38		207	385

Shares redeemed	(725)	– 0	–	(7,242)	– 0	–

Net increase	5,010	1,488		$48,158	$15,019

Class K
Shares sold	1,423,512	126,366		$13,968,140	$1,302,440

Shares issued in reinvestment of dividends and distributions	15,318	38		149,508	387

Shares redeemed	(121,858)	(87)		(1,179,091)	(892)

Net increase	1,316,972	126,317		$12,938,557	$1,301,935

Class I
Shares sold	97,435	94,008		$960,694	$940,077

Shares issued in reinvestment of dividends and distributions	1,066	3,632		10,428	36,462

Shares redeemed	(110,215)	– 0	–	(1,004,448)	– 0	–

Net increase (decrease)	(11,714)	97,640		$(33,326)	$976,539

Class Z
Shares sold	252	1,001		$2,496	$10,015

Shares issued in reinvestment of dividends and distributions	3	39		33	388

Shares redeemed	(14)	– 0	–	(139)	– 0	–

Net increase	241	1,040		$2,390	$10,403

(a)	Commencement of operations.

154	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB mutual funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Fund’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of a Fund’s investments or reduce its returns.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	155

Notes to Financial Statements

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Funds may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Funds, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When a Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. A Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by a Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Diversification Risk—The Funds may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

156	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2016	2015
Distributions paid from:
Ordinary income	$101,342	$14,003
Long-term capital gains	4,800	– 0	–

Total distributions paid	$106,142	$14,003

AB Multi-Manager Select 2010 Fund	2016	2015
Distributions paid from:
Ordinary income	$199,078	$19,917
Long-term capital gains	5,762	– 0	–

Total distributions paid	$204,840	$19,917

AB Multi-Manager Select 2015 Fund	2016	2015
Distributions paid from:
Ordinary income	$617,121	$21,005
Long-term capital gains	6,304	– 0	–

Total distributions paid	$623,425	$21,005

AB Multi-Manager Select 2020 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,102,419	$24,867
Long-term capital gains	11,698	– 0	–

Total distributions paid	$1,114,117	$24,867

AB Multi-Manager Select 2025 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,474,437	$28,277
Long-term capital gains	15,221	– 0	–

Total distributions paid	$1,489,658	$28,277

AB Multi-Manager Select 2030 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,061,915	$32,699
Long-term capital gains	18,348	– 0	–

Total distributions paid	$1,080,263	$32,699

AB Multi-Manager Select 2035 Fund	2016	2015
Distributions paid from:
Ordinary income	$872,096	$36,172
Long-term capital gains	28,575	– 0	–

Total distributions paid	$900,671	$36,172

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	157

Notes to Financial Statements

AB Multi-Manager Select 2040 Fund	2016	2015
Distributions paid from:
Ordinary income	$589,121	$41,467
Long-term capital gains	149,267	2,245

Total distributions paid	$738,388	$43,712

AB Multi-Manager Select 2045 Fund	2016	2015
Distributions paid from:
Ordinary income	$428,281	$33,299
Long-term capital gains	153,519	4,402

Total distributions paid	$581,800	$37,701

AB Multi-Manager Select 2050 Fund	2016	2015
Distributions paid from:
Ordinary income	$163,110	$25,020
Long-term capital gains	45,848	13,232

Total distributions paid	$208,958	$38,252

AB Multi-Manager Select 2055 Fund	2016	2015
Distributions paid from:
Ordinary income	$144,708	$27,913
Long-term capital gains	40,882	10,339

Total distributions paid	$185,590	$38,252

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income		Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$60,507		$(85,356)	$208,042	$183,193
2010 Fund	83,958		(5,019)	461,164	540,103
2015 Fund	279,277		62,804	1,584,387	1,926,468
2020 Fund	460,139		152,208	2,552,084	3,164,431
2025 Fund	473,311		567,029	3,583,232	4,623,572
2030 Fund	239,251		458,485	2,356,665	3,054,401
2035 Fund	– 0	–	444,712	2,008,238	2,452,950
2040 Fund	– 0	–	327,594	1,268,385	1,595,979
2045 Fund	– 0	–	204,123	1,023,303	1,227,426
2050 Fund	– 0	–	57,207	373,627	430,834
2055 Fund	– 0	–	82,047	380,260	462,307

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

158	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

As of July 31, 2016, certain Portfolios had net capital loss carryforwards that have no expiration date:

Multi-Manager Select Fund	Short-Term Amount	Long-Term Amount
Retirement Allocation Fund	$85,356	$	– 0 –
2010 Fund	5,019		– 0 –

During the current fiscal year, certain Funds had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Fund—primarily due to the tax treatment of offering costs and dividend redesignations—is reflected as an adjustment to the components of capital as of July 31, 2016 as shown below:

Multi-Manager Select Fund	Increase (Decrease) to Additional Paid-in Capital	Increase (Decrease) to Undistributed Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss) on Investments
Retirement Allocation Fund	$(3,769)	$2,637	$1,132
2010 Fund	(6,047)	(11,870)	17,917
2015 Fund	(15,070)	13,225	1,845
2020 Fund	(22,487)	19,264	3,223
2025 Fund	(24,955)	21,115	3,840
2030 Fund	(23,332)	20,911	2,421
2035 Fund	(21,120)	25,623	(4,503)
2040 Fund	(20,130)	146,065	(125,935)
2045 Fund	(16,264)	150,989	(134,725)
2050 Fund	(7,676)	43,598	(35,922)
2055 Fund	(7,141)	34,769	(27,628)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended July 31, 2016.

NOTE I

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	159

Notes to Financial Statements

annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J

Subsequent Events

Prior to August 5, 2016, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selected Underlying Portfolios for investment by the Funds from among AB mutual funds and funds offered by certain fund complexes specified by the Adviser. Effective August 5. 2016, the Adviser’s sub-advisory agreement with Morningstar with respect to the Funds was amended to provide that Morningstar shall select Underlying Portfolios from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar agreement with the Funds. This change effectively provides Morningstar with more flexibility in recommending Underlying Portfolios for investment by the Funds.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

160	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.11
Net realized and unrealized gain on investment transactions	.06	.07
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.29	.18

Less: Dividends and Distributions
Dividends from net investment income	(.02)	– 0	–
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	– 0	–

Net asset value, end of period	$ 10.44	$ 10.18

Total Return
Total investment return based on net asset value(e)	2.82%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$442	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41%	.39	%^
Expenses, before waivers/reimbursements(f)	8.37%	45.18	%^
Net investment income(c)(f)	2.28%	1.79	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.06
Net realized and unrealized gain on investment transactions	.08	.07
Contributions from Affiliates	.00	(d)	– 0	–

Net increase in net asset value from operations	.20	.13

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	– 0	–

Net asset value, end of period	$ 10.32	$ 10.13

Total Return
Total investment return based on net asset value(e)	1.94%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.16%	1.14	%^
Expenses, before waivers/reimbursements(f)	11.03%	43.43	%^
Net investment income(c)(f)	1.19%	.96	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

162	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.13
Net realized and unrealized gain on investment transactions	.10	.07
Contributions from Affiliates	.00	(d)	– 0	–

Net increase in net asset value from operations	.30	.20

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	– 0	–

Net asset value, end of period	$ 10.49	$ 10.20

Total Return
Total investment return based on net asset value(e)	2.91%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16%	.14	%^
Expenses, before waivers/reimbursements(f)	9.14%	44.95	%^
Net investment income(c)(f)	1.98%	2.05	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.10
Net realized and unrealized gain on investment transactions	.09	.06
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.23	.16

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.14)

Net asset value, end of period	$ 10.16	$ 10.02

Total Return
Total investment return based on net asset value(e)	2.36%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.66%	.64	%^
Expenses, before waivers/reimbursements(f)	5.08%	30.60	%^
Net investment income(c)(f)	1.42%	1.56	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

164	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.09
Net realized and unrealized gain on investment transactions	.04	.09
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.26	.18

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.14)

Net asset value, end of period	$ 10.19	$ 10.04

Total Return
Total investment return based on net asset value(e)	2.65%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,303	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41%	.39	%^
Expenses, before waivers/reimbursements(f)	4.40%	21.09	%^
Net investment income(c)(f)	2.26%	1.45	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.13
Net realized and unrealized gain on investment transactions	.02	.06
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.29	.19

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.14)

Net asset value, end of period	$ 10.23	$ 10.05

Total Return
Total investment return based on net asset value(e)	2.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$668	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.14	%^
Expenses, before waivers/reimbursements(f)	7.57%	30.07	%^
Net investment income(c)(f)	2.71%	2.06	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

166	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.13
Net realized and unrealized gain on investment transactions	.06	.06
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.28	.19

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.14)

Net asset value, end of period	$ 10.22	$ 10.05

Total Return
Total investment return based on net asset value(e)	2.88%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16%	.14	%^
Expenses, before waivers/reimbursements(f)	7.38%	30.15	%^
Net investment income(c)(f)	2.27%	2.07	%^
Portfolio turnover rate	102%	12%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.16
Net realized and unrealized gain on investment transactions	.09	.10
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.33	.26

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.03)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.03)

Net asset value, end of period	$ 10.47	$ 10.23

Total Return
Total investment return based on net asset value(e)	3.24%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$629	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	4.07%	46.32	%^
Net investment income(c)(f)	2.47%	2.53	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

168	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class C
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.12
Net realized and unrealized gain on investment transactions	.03	.08
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.24	.20

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	(.02)

Net asset value, end of period	$ 10.39	$ 10.18

Total Return
Total investment return based on net asset value(e)	2.41%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.15%	1.13	%^
Expenses, before waivers/reimbursements(f)	5.48%	47.09	%^
Net investment income(c)(f)	2.10%	1.84	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Advisor Class
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.18
Net realized and unrealized gain on investment transactions	.10	.09
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.35	.27

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.07)	(.03)

Net asset value, end of period	$ 10.52	$ 10.24

Total Return
Total investment return based on net asset value(e)	3.50%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$717	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	3.56%	46.11	%^
Net investment income(c)(f)	2.54%	2.81	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

170	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.15
Net realized and unrealized gain on investment transactions	.08	.09
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.29	.24

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.20)

Net asset value, end of period	$ 10.22	$ 10.04

Total Return
Total investment return based on net asset value(e)	2.99%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$622	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.65%	.63	%^
Expenses, before waivers/reimbursements(f)	3.59%	30.49	%^
Net investment income(c)(f)	2.12%	2.31	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.10
Net realized and unrealized gain on investment transactions	.08	.15
Contributions from Affiliates	.00 (d)	– 0	–

Net increase in net asset value from operations	.31	.25

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	3.16%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,222	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	2.84%	23.54	%^
Net investment income(c)(f)	2.39%	1.72	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

172	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.31	.18
Net realized and unrealized gain on investment transactions	.02	.09

Net increase in net asset value from operations	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.13%	.13	%^
Expenses, before waivers/reimbursements(f)	10.46%	29.96	%^
Net investment income(c)(f)	3.17%	2.82	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.18
Net realized and unrealized gain on investment transactions	.10	.09

Net increase in net asset value from operations	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	6.29%	30.01	%^
Net investment income(c)(f)	2.39%	2.82	%^
Portfolio turnover rate	116%	15%

See footnote summary on page 237.

174	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class A
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.26		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24		.10
Net realized and unrealized gain on investment transactions	.09		.20	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.33		.30

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.04)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.13)		(.04)

Net asset value, end of period	$ 10.46		$ 10.26

Total Return
Total investment return based on net asset value(e)	3.33%		2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,613		$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40%		.42	%^
Expenses, before waivers/reimbursements(f)	1.31%		26.98	%^
Net investment income(c)(f)	2.47%		1.50	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class C
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.21		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.06
Net realized and unrealized gain on investment transactions	.11		.19	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.26		.25

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.04)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.07)		(.04)

Net asset value, end of period	$ 10.40		$ 10.21

Total Return
Total investment return based on net asset value(e)	2.63%		2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$717		$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.16%		1.17	%^
Expenses, before waivers/reimbursements(f)	2.52%		19.67	%^
Net investment income(c)(f)	1.55%		.90	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

176	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Advisor Class
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27		.12
Net realized and unrealized gain on investment transactions	.11		.19	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.38		.31

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.04)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.02)		(.04)

Net asset value, end of period	$ 10.63		$ 10.27

Total Return
Total investment return based on net asset value(e)	3.68%		3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70		$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16%		.17	%^
Expenses, before waivers/reimbursements(f)	1.58%		26.67	%^
Net investment income(c)(f)	2.68%		1.82	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class R
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21		.11
Net realized and unrealized gain on investment transactions	.10		.17	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.31		.28

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.21)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.13)		(.21)

Net asset value, end of period	$ 10.25		$ 10.07

Total Return
Total investment return based on net asset value(e)	3.10%		2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$375		$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.66%		.67	%^
Expenses, before waivers/reimbursements(f)	1.95%		15.95	%^
Net investment income(c)(f)	2.15%		1.74	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

178	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class K
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.09		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24		.08
Net realized and unrealized gain on investment transactions	.09		.22	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.33		.30

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.21)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.21)

Net asset value, end of period	$ 10.28		$ 10.09

Total Return
Total investment return based on net asset value(e)	3.35%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,604		$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41%		.42	%^
Expenses, before waivers/reimbursements(f)	1.37%		10.55	%^
Net investment income(c)(f)	2.48%		1.30	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class I
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.10		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30		.18
Net realized and unrealized gain on investment transactions	.06		.14	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.36		.32

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.22)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.22)

Net asset value, end of period	$ 10.31		$ 10.10

Total Return
Total investment return based on net asset value(e)	3.60%		3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$541		$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16%		.17	%^
Expenses, before waivers/reimbursements(f)	1.74%		25.68	%^
Net investment income(c)(f)	3.06%		2.91	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

180	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class Z
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.10		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24		.18
Net realized and unrealized gain on investment transactions	.11		.14	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.35		.32

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.22)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.22)

Net asset value, end of period	$ 10.31		$ 10.10

Total Return
Total investment return based on net asset value(e)	3.60%		3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16%		.17	%^
Expenses, before waivers/reimbursements(f)	1.47%		25.70	%^
Net investment income(c)(f)	2.49%		2.91	%^
Portfolio turnover rate	83%		18%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.12
Net realized and unrealized gain on investment transactions	.09	.24	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.32	.36

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.08)

Net asset value, end of period	$ 10.46	$ 10.28

Total Return
Total investment return based on net asset value(e)	3.19%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,339	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	1.00%	9.77	%^
Net investment income(c)(f)	2.37%	2.00	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

182	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class C
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.06
Net realized and unrealized gain on investment transactions	.09	.24	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.24	.30

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.07)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.07)

Net asset value, end of period	$ 10.36	$ 10.23

Total Return
Total investment return based on net asset value(e)	2.38%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,286	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.20%	1.21	%^
Expenses, before waivers/reimbursements(f)	1.82%	12.82	%^
Net investment income(c)(f)	1.57%	.95	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Advisor Class
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.29	.18
Net realized and unrealized gain on investment transactions	.05	.20	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.34	.38

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.08)

Net asset value, end of period	$ 10.50	$ 10.30

Total Return
Total investment return based on net asset value(e)	3.36%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$179	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.69%	25.25	%^
Net investment income(c)(f)	2.96%	2.74	%^
Portfolio turnover rate	81%	100%
See footnote summary on page 237.

184	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.12
Net realized and unrealized gain on investment transactions	.06	.22	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.28	.34

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.25)

Net asset value, end of period	$ 10.23	$ 10.09

Total Return
Total investment return based on net asset value(e)	2.84%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,328	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.70%	.71	%^
Expenses, before waivers/reimbursements(f)	1.36%	8.32	%^
Net investment income(c)(f)	2.25%	1.93	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.10
Net realized and unrealized gain on investment transactions	.07	.26	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.30	.36

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.25)

Net asset value, end of period	$ 10.27	$ 10.11

Total Return
Total investment return based on net asset value(e)	3.08%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,587	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	1.04%	5.40	%^
Net investment income(c)(f)	2.40%	1.68	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

186	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.19
Net realized and unrealized gain on investment transactions	.05	.18	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.25)

Net asset value, end of period	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	3.34%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,376	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.80%	24.45	%^
Net investment income(c)(f)	2.89%	2.98	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.19
Net realized and unrealized gain on investment transactions	.09	.18	†
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.25)

Net asset value, end of period	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	3.32%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.97%	24.49	%^
Net investment income(c)(f)	2.42%	2.99	%^
Portfolio turnover rate	81%	100%

See footnote summary on page 237.

188	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class A
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.33		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24		.11
Net realized and unrealized gain on investment transactions	.03		.33	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.27		.44

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.11)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.11)

Net asset value, end of period	$ 10.45		$ 10.33

Total Return
Total investment return based on net asset value(e)	2.65%		4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,857		$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.44%		.45	%^
Expenses, before waivers/reimbursements(f)	.83%		13.53	%^
Net investment income(c)(f)	2.39%		1.73	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class C
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.05
Net realized and unrealized gain on investment transactions	.06		.35	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.20		.40

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.11)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.11)		(.11)

Net asset value, end of period	$ 10.38		$ 10.29

Total Return
Total investment return based on net asset value(e)	1.97%		3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$818		$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.19%		1.20	%^
Expenses, before waivers/reimbursements(f)	1.68%		15.69	%^
Net investment income(c)(f)	1.38%		.72	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

190	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Advisor Class
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25		.11
Net realized and unrealized gain on investment transactions	.05		.35	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.30		.46

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.11)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.11)

Net asset value, end of period	$ 10.51		$ 10.35

Total Return
Total investment return based on net asset value(e)	2.97%		4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$708		$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%		.20	%^
Expenses, before waivers/reimbursements(f)	.79%		13.26	%^
Net investment income(c)(f)	2.51%		1.71	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class R
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.14		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.12
Net realized and unrealized gain on investment transactions	.04		.31	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.24		.43

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.29)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.29)

Net asset value, end of period	$ 10.24		$ 10.14

Total Return
Total investment return based on net asset value(e)	2.44%		4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,802		$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.69%		.70	%^
Expenses, before waivers/reimbursements(f)	1.01%		7.14	%^
Net investment income(c)(f)	2.10%		1.98	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

192	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class K
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.16		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22		.09
Net realized and unrealized gain on investment transactions	.05		.36	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.27		.45

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.29)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.29)

Net asset value, end of period	$ 10.28		$ 10.16

Total Return
Total investment return based on net asset value(e)	2.71%		4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,535		$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.44%		.45	%^
Expenses, before waivers/reimbursements(f)	.92%		5.97	%^
Net investment income(c)(f)	2.26%		1.46	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class I
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.17		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27		.19
Net realized and unrealized gain on investment transactions	.02		.27	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.29		.46

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.29)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.29)

Net asset value, end of period	$ 10.31		$ 10.17

Total Return
Total investment return based on net asset value(e)	2.96%		4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,421		$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%		.20	%^
Expenses, before waivers/reimbursements(f)	.65%		22.66	%^
Net investment income(c)(f)	2.77%		3.04	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

194	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class Z
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.17		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23		.19
Net realized and unrealized gain on investment transactions	.06		.27	†
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.29		.46

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.29)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.29)

Net asset value, end of period	$ 10.31		$ 10.17

Total Return
Total investment return based on net asset value(e)	2.95%		4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19%		.20	%^
Expenses, before waivers/reimbursements(f)	.78%		22.69	%^
Net investment income(c)(f)	2.32%		3.04	%^
Portfolio turnover rate	75%		22%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.08
Net realized and unrealized gain on investment transactions	.04	.47
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.25	.55

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.16)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.16)

Net asset value, end of period	$ 10.50	$ 10.39

Total Return
Total investment return based on net asset value(e)	2.52%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,554	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	.97%	18.85	%^
Net investment income(c)(f)	2.14%	1.18	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

196	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class C
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.12
Net realized and unrealized gain on investment transactions	.07	.38
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.19	.50

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.15)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.15)

Net asset value, end of period	$ 10.42	$ 10.35

Total Return
Total investment return based on net asset value(e)	1.86%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$911	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.23%	1.24	%^
Expenses, before waivers/reimbursements(f)	1.83%	25.83	%^
Net investment income(c)(f)	1.17%	1.88	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Advisor Class
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.12
Net realized and unrealized gain on investment transactions	.04	.45
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.16)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.16)

Net asset value, end of period	$ 10.55	$ 10.41

Total Return
Total investment return based on net asset value(e)	2.82%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$702	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.70%	18.70	%^
Net investment income(c)(f)	2.54%	1.82	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

198	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.10
Net realized and unrealized gain on investment transactions	.05	.43
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.23	.53

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.33)

Net asset value, end of period	$ 10.29	$ 10.20

Total Return
Total investment return based on net asset value(e)	2.32%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,866	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.73%	.74	%^
Expenses, before waivers/reimbursements(f)	1.40%	8.24	%^
Net investment income(c)(f)	1.89%	1.70	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.08
Net realized and unrealized gain on investment transactions	.06	.46
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.26	.54

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 10.32	$ 10.21

Total Return
Total investment return based on net asset value(e)	2.60%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,952	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	1.06%	7.09	%^
Net investment income(c)(f)	2.08%	1.28	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

200	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.18
Net realized and unrealized gain on investment transactions	.03	.38
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	2.75%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,682	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.80%	22.26	%^
Net investment income(c)(f)	2.42%	2.90	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.18
Net realized and unrealized gain on investment transactions	.06	.38
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	2.74%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.95%	22.28	%^
Net investment income(c)(f)	2.11%	2.88	%^
Portfolio turnover rate	72%	35%

See footnote summary on page 237.

202	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class A
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.07
Net realized and unrealized gain on investment transactions	.00	(d)	.56
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.18		.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.19)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.19)

Net asset value, end of period	$ 10.47		$ 10.44

Total Return
Total investment return based on net asset value(e)	1.79%		6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,259		$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.49%		.49	%^
Expenses, before waivers/reimbursements(f)	1.13%		14.64	%^
Net investment income(c)(f)	1.79%		1.09	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class C
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.40		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08		.05
Net realized and unrealized gain on investment transactions	.02		.54
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.10		.59

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.19)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.12)		(.19)

Net asset value, end of period	$ 10.38		$ 10.40

Total Return
Total investment return based on net asset value(e)	.98%		5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$959		$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.24%		1.24	%^
Expenses, before waivers/reimbursements(f)	2.00%		19.46	%^
Net investment income(c)(f)	.84%		.76	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

204	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Advisor Class
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.45		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.07
Net realized and unrealized gain on investment transactions	.02		.57
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.22		.64

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.19)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.12)		(.19)

Net asset value, end of period	$ 10.55		$ 10.45

Total Return
Total investment return based on net asset value(e)	2.12%		6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$450		$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.24%		.24	%^
Expenses, before waivers/reimbursements(f)	.99%		21.13	%^
Net investment income(c)(f)	2.03%		1.16	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class R
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.10
Net realized and unrealized gain on investment transactions	.00	(d)	.51
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.15		.61

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.36)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.36)

Net asset value, end of period	$ 10.25		$ 10.25

Total Return
Total investment return based on net asset value(e)	1.49%		6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,396		$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.74%		.74	%^
Expenses, before waivers/reimbursements(f)	1.46%		9.15	%^
Net investment income(c)(f)	1.57%		1.62	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

206	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class K
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.26		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.07
Net realized and unrealized gain on investment transactions	.01		.56
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.18		.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.37)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.37)

Net asset value, end of period	$ 10.29		$ 10.26

Total Return
Total investment return based on net asset value(e)	1.85%		6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,198		$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.49%		.49	%^
Expenses, before waivers/reimbursements(f)	1.17%		6.39	%^
Net investment income(c)(f)	1.72%		1.16	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class I
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.17
Net realized and unrealized gain on investment transactions	.00	(d)	.48
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.20		.65

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.37)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.37)

Net asset value, end of period	$ 10.32		$ 10.28

Total Return
Total investment return based on net asset value(e)	2.01%		6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,084		$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.24%		.24	%^
Expenses, before waivers/reimbursements(f)	.91%		22.51	%^
Net investment income(c)(f)	2.10%		2.65	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

208	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class Z
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.17
Net realized and unrealized gain on investment transactions	.03		.48
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.20		.65

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.37)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.37)

Net asset value, end of period	$ 10.32		$ 10.28

Total Return
Total investment return based on net asset value(e)	2.00%		6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.24%		.24	%^
Expenses, before waivers/reimbursements(f)	1.16%		22.53	%^
Net investment income(c)(f)	1.77%		2.64	%^
Portfolio turnover rate	74%		17%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class A
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.42		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.11
Net realized and unrealized gain (loss) on investment transactions	(.01	)†	.58
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.13		.69

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.27)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.27)

Net asset value, end of period	$ 10.40		$ 10.42

Total Return
Total investment return based on net asset value(e)	1.28%		6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,816		$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%		.53	%^
Expenses, before waivers/reimbursements(f)	1.18%		23.89	%^
Net investment income(c)(f)	1.45%		1.69	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

210	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class C
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.03		.09
Net realized and unrealized gain on investment transactions	.01		.56
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.04		.65

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.26)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.10)		(.26)

Net asset value, end of period	$ 10.33		$ 10.39

Total Return
Total investment return based on net asset value(e)	.44%		6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$844		$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.27%		1.28	%^
Expenses, before waivers/reimbursements(f)	2.03%		30.19	%^
Net investment income(c)(f)	.35%		1.35	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Advisor Class
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.45		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.15
Net realized and unrealized gain (loss) on investment transactions	(.02	)†	.57
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.14		.72

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.27)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.10)		(.27)

Net asset value, end of period	$ 10.49		$ 10.45

Total Return
Total investment return based on net asset value(e)	1.40%		7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268		$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%		.28	%^
Expenses, before waivers/reimbursements(f)	.89%		29.08	%^
Net investment income(c)(f)	1.58%		2.33	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

212	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class R
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.11
Net realized and unrealized gain (loss) on investment transactions	(.04	)†	.57
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.09		.68

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.44)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.44)

Net asset value, end of period	$ 10.18		$ 10.24

Total Return
Total investment return based on net asset value(e)	.92%		6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,224		$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.77%		.78	%^
Expenses, before waivers/reimbursements(f)	1.45%		14.63	%^
Net investment income(c)(f)	1.33%		1.71	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class K
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.06
Net realized and unrealized gain (loss) on investment transactions	(.01	)†	.63
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.12		.69

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.44)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.44)

Net asset value, end of period	$ 10.22		$ 10.25

Total Return
Total investment return based on net asset value(e)	1.23%		7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,834		$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%		.53	%^
Expenses, before waivers/reimbursements(f)	1.30%		5.69	%^
Net investment income(c)(f)	1.38%		1.03	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

214	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class I
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19		.15
Net realized and unrealized gain (loss) on investment transactions	(.05	)†	.56
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.14		.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.44)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.44)

Net asset value, end of period	$ 10.25		$ 10.27

Total Return
Total investment return based on net asset value(e)	1.40%		7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,140		$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%		.28	%^
Expenses, before waivers/reimbursements(f)	1.11%		18.71	%^
Net investment income(c)(f)	2.00%		2.44	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class Z
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.04
Net realized and unrealized gain on investment transactions	.00	(d)	.67
Contributions from Affiliates(d)	.00		.00

Net increase in net asset value from operations	.14		.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.44)
Distributions from net realized gain on investment transactions	(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.44)

Net asset value, end of period	$ 10.25		$ 10.27

Total Return
Total investment return based on net asset value(e)	1.38%		7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$519		$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%		.28	%^
Expenses, before waivers/reimbursements(f)	1.29%		16.54	%^
Net investment income(c)(f)	1.46%		.68	%^
Portfolio turnover rate	69%		16%

See footnote summary on page 237.

216	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.12
Net realized and unrealized gain (loss) on investment transactions	(.08 )†	.60
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.07	.72

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.21)

Net asset value, end of period	$ 10.43	$ 10.51

Total Return
Total investment return based on net asset value(e)	.76%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,107	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.50%	28.43	%^
Net investment income(c)(f)	1.48%	1.96	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class C
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.47	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04	.01
Net realized and unrealized gain (loss) on investment transactions	(.05 )†	.66
Contributions from Affiliates(d)	.00	.00

Net increase (decrease) in net asset value from operations	(.01)	.67

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	(.20)

Net asset value, end of period	$ 10.43	$ 10.47

Total Return
Total investment return based on net asset value(e)	(.05)%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$289	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.27%	1.29	%^
Expenses, before waivers/reimbursements(f)	2.74%	27.00	%^
Net investment income(c)(f)	.45%	.14	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

218	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Advisor Class
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.15
Net realized and unrealized gain (loss) on investment transactions	(.09 )†	.59
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.09	.74

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.08)	(.21)

Net asset value, end of period	$ 10.54	$ 10.53

Total Return
Total investment return based on net asset value(e)	.86%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	1.39%	29.40	%^
Net investment income(c)(f)	1.81%	2.35	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.10
Net realized and unrealized gain (loss) on investment transactions	(.09 )†	.60
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.04	.70

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 10.20	$ 10.32

Total Return
Total investment return based on net asset value(e)	.41%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,836	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.77%	.79	%^
Expenses, before waivers/reimbursements(f)	1.60%	15.63	%^
Net investment income(c)(f)	1.33%	1.53	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

220	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.06
Net realized and unrealized gain (loss) on investment transactions	(.07 )†	.66
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.06	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 10.24	$ 10.34

Total Return
Total investment return based on net asset value(e)	.62%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,012	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.57%	7.63	%^
Net investment income(c)(f)	1.32%	.93	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15
Net realized and unrealized gain (loss) on investment transactions	(.08 )†	.57
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	.97%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,319	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	1.41%	23.10	%^
Net investment income(c)(f)	1.79%	2.36	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

222	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.06
Net realized and unrealized gain (loss) on investment transactions	(.05 )†	.66
Contributions from Affiliates(d)	.00	.00

Net increase in net asset value from operations	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	.96%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	1.78%	16.19	%^
Net investment income(c)(f)	1.41%	.96	%^
Portfolio turnover rate	67%	14%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class A
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11	.09
Net realized and unrealized gain (loss) on investment transactions	(.03 )†	.61

Net increase in net asset value from operations	.08	.70

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.08)	(.21)

Net asset value, end of period	$ 10.49	$ 10.49

Total Return
Total investment return based on net asset value(d)	.80%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,206	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	4.64%	36.42	%^
Net investment income(c)(f)	1.13%	1.37	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

224	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.03	.09
Net realized and unrealized gain (loss) on investment transactions	(.02	)†	.56

Net increase in net asset value from operations	.01	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	(.21)

Net asset value, end of period	$ 10.44	$ 10.44

Total Return
Total investment return based on net asset value(d)	.07%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	5.86%	41.11	%^
Net investment income(c)(f)	.27%	1.39	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.15
Net realized and unrealized gain (loss) on investment transactions	(.03	)†	.56

Net increase in net asset value from operations	.11	.71

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	(.21)

Net asset value, end of period	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(d)	1.02%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	4.28%	40.13	%^
Net investment income(c)(f)	1.44%	2.38	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

226	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06	.13
Net realized and unrealized gain on investment transactions	.00 (d)	.55

Net increase in net asset value from operations	.06	.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.39)

Net asset value, end of period	$ 10.21	$ 10.29

Total Return
Total investment return based on net asset value(d)	.60%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$406	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	2.75%	25.29	%^
Net investment income(c)(f)	.57%	2.03	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.04 )†	.62

Net increase in net asset value from operations	.08	.69

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.23	$ 10.30

Total Return
Total investment return based on net asset value(d)	.80%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,486	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	2.99%	16.29	%^
Net investment income(c)(f)	1.28%	1.09	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

228	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class I
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15
Net realized and unrealized gain (loss) on investment transactions	(.07 )†	.56

Net increase in net asset value from operations	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(d)	1.05%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,421	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	3.58%	27.24	%^
Net investment income(c)(f)	1.76%	2.39	%^
Portfolio turnover rate	69%	16%
See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	229

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.15
Net realized and unrealized gain (loss) on investment transactions	(.03 )†	.56

Net increase in net asset value from operations	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(d)	1.04%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	4.05%	27.28	%^
Net investment income(c)(f)	1.36%	2.38	%^
Portfolio turnover rate	69%	16%

See footnote summary on page 237.

230	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.11
Net realized and unrealized gain (loss) on investment transactions	(.09	)†	.58
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.03	.69

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.21)

Net asset value, end of period	$ 10.39	$ 10.48

Total Return
Total investment return based on net asset value(e)	.35%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$931	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	4.64%	22.61	%^
Net investment income(c)(f)	1.19%	1.73	%^
Portfolio turnover rate	71%	16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	231

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08	.09
Net realized and unrealized gain (loss) on investment transactions	(.13	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.05)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.21)

Net asset value, end of period	$ 10.30	$ 10.44

Total Return
Total investment return based on net asset value(e)	(.45)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	6.16%	24.47	%^
Net investment income(c)(f)	.81%	1.39	%^
Portfolio turnover rate	71%	16%

See footnote summary on page 237.

232	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.04
Net realized and unrealized gain (loss) on investment transactions	(.09	)†	.67
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.04)	(.21)

Net asset value, end of period	$ 10.51	$ 10.50

Total Return
Total investment return based on net asset value(e)	.52%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$466	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	5.66%	22.48	%^
Net investment income(c)(f)	1.37%	.69	%^
Portfolio turnover rate	71%	16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	233

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2055 Fund
	Class R
	Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07		.12
Net realized and unrealized gain (loss) on investment transactions	(.07	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	– 0	–	.68

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.39)
Distributions from net realized gain on investment transactions	(.01)		– 0	–

Total dividends and distributions	(.12)		(.39)

Net asset value, end of period	$ 10.17		$ 10.29

Total Return
Total investment return based on net asset value(e)	.09%		6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66		$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.77%		.78	%^
Expenses, before waivers/reimbursements(f)	3.68%		22.02	%^
Net investment income(c)(f)	.69%		1.86	%^
Portfolio turnover rate	71%		16%

See footnote summary on page 237.

234	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.08	)†	.61
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.04	.68

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.18	$ 10.29

Total Return
Total investment return based on net asset value(e)	.42%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,694	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	3.08%	16.63	%^
Net investment income(c)(f)	1.20%	1.14	%^
Portfolio turnover rate	71%	16%

See footnote summary on page 237.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	235

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15
Net realized and unrealized gain (loss) on investment transactions	(.12	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	.57%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$878	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	4.58%	21.99	%^
Net investment income(c)(f)	1.80%	2.39	%^
Portfolio turnover rate	71%	16%

See footnote summary on page 237.

236	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.15
Net realized and unrealized gain (loss) on investment transactions	(.08	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)

Net increase in net asset value from operations	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	.56%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	4.27%	21.98	%^
Net investment income(c)(f)	1.36%	2.38	%^
Portfolio turnover rate	71%	16%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense and net investment income ratios do not include income earned or expenses incurred by the Funds through their Underlying Portfolios.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	237

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Cap Fund, Inc. and Shareholders of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (collectively, the “Fund”), eleven of the portfolios constituting AB Cap Fund, Inc., as of July 31, 2016, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020

238	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Report of Independent Registered Public Accounting Firm

Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund at July 31, 2016, and the results of its operations, changes in its net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 28, 2016

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	239

Report of Independent Registered Public Accounting Firm

2016 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the taxable year ended July 31, 2016. For such year, each of the AB Multi-Manager Select Retirement Funds designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2017.

240	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	241

Board of Directors

MANAGEMENT OF THE FUND

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 56 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	108	None

242	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 74 (2005)	Private Investor since prior to 2011. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	108	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 74 (1992)	Independent Consultant since prior to 2011. Formerly, President of Save Venice, Inc. (preservation organization) from 2001–2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such AB Funds from 2001-2008.	108	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	243

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 72 (2005)	Private Investor since prior to 2011. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	108	Asia Pacific Fund, Inc. (registered investment company) since prior to 2011

William H. Foulk, Jr., ## 84 (1992)	Investment Adviser and an Independent Consultant since prior to 2011. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	108	None

244	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 80 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2011. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2011 until November 2013. He was a Director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	108	None

Nancy P. Jacklin, ## 68 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	108	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	245

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Carol C. McMullen, ## 61 (2016)	Managing Director and Advisor, Leadership Development, Strategy, Corporate Social Responsibility of Slalom Consulting (consulting) since 2014; Director of Graebel Companies, Inc. (relocation services) and member of the Risk Management, Audit and Compliance Committees since 2014; Director and member of Finance/Investment and Audit Committees of Norfolk & Dedham Group (property and casualty insurance) since 2011. She is also lead investment director for business and family assets at Sydney Associates (real estate development) from prior to 2011 to present and serves on a number of non-profit boards. Formerly, Principal and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has served as a director or trustee of the AB Funds since June 2016.	108	None

246	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 64 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees of the AB Funds since 2008.	108	None

Earl D. Weiner, ## 77 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	108	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	247

Management of the Fund

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member pf the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

248	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

Officer Information

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH TRUST	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 56	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 71	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P., since prior to March 2003.

Daniel J. Loewy 41	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2011.

Christopher H. Nikolich 46	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2011.

Vadim Zlotnikov 54	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2011.

Emilie D. Wrapp 60	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2011.

Joseph J. Mantineo 57	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services (“ABIS”)**, with which he has been associated since prior to 2011.

Phyllis J. Clarke 55	Controller	Vice President of ABIS**, with which she has been associated since prior to 2011.

Vincent S. Noto 51	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2011.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-(800) 227-4618, or visit www.ABfunds.com, for a free prospectus or SAI.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	249

Management of the Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Cap Fund, Inc. (the “Fund”) in respect of the AB Multi-Manager Select Retirement Funds (each a “Portfolio” and collectively, the “Portfolios”):2

Select Retirement Allocation Fund

Select 2010 Fund

Select 2015 Fund

Select 2020 Fund

Select 2025 Fund

Select 2030 Fund

Select 2035 Fund

Select 2040 Fund

Select 2045 Fund

Select 2050 Fund

Select 2055 Fund

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Portfolios are open end target date funds that invest in externally-managed mutual funds. Each Portfolio has the ability to strategically alter its asset allocation during market cycles with periods of higher volatility. The Portfolios are managed by the Adviser and sub-advised by Morningstar Investment Management (“Morningstar”). The Adviser is responsible for the Portfolios’ asset allocation policy and trade executions. The Adviser currently provides Morningstar with a limited list of external fund managers from which Morningstar selects

1	It should be noted that the information in the fee evaluation was completed on July 21, 2016 and discussed with the Board of Directors on August 2-3 2016.

2	Future references to the Portfolios do not include “AB.”

250	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

investments for the Portfolios. Morningstar is responsible for portfolio construction and selecting Underlying Funds for the Portfolios; provided, however, that investments managed by the Adviser constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the Portfolios.

Each Portfolio’s investment objective seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Except for Select Retirement Allocation Fund, which will be managed from its inception at the final static asset allocation, each Portfolio will be managed to the specific year of planned retirement included in its name; such Portfolio’s asset mix will become more conservative, with an increasing exposure to fixed-income securities and short-term bonds, until reaching the year approximately 15 years after the retirement year at which time the asset allocation will become static. Effective 15 years after its stated year, the Portfolio’s portfolio allocation will become static, and the Adviser will propose to merge the Portfolio with Select Retirement Allocation Fund. Each Portfolio’s investment mix anticipates that an investor may after retirement take withdrawal from his or her account to provide supplemental retirement income.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	251

fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that the Portfolios pay the advisory fees set forth in the tables below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Fee
Multi-Manager Select Retirement Funds	0.15% of average daily net assets

The Adviser proposed it pay the following sub-advisory fees for Morningstar:4

Portfolio	Morningstar Sub-Advisory Fee Based on all of the Portfolios’ Aggregate Average Daily Net Assets
Multi-Manager Select Retirement Funds	0.09% on the first $1 billion 0.07% on the next $2 billion 0.06% on the next $2 billion 0.04% on the balance Minimum Annual Fee: $150,000

The Underlying Funds in which the Portfolios will invest will be charged an advisory fee by their investment advisers. As previously noted, the sub-advisory agreement between the Adviser and Morningstar requires Morningstar to invest approximately 33% (with a maximum of 40%) of the Portfolios’ aggregate net assets in AB Funds.

3	Jones v. Harris at 1427.

4

In addition to the sub-advisory fees it will receive, Morningstar may receive “fall out” benefits from its relationship with the Portfolios, including becoming better known among investors who would typically use Morningstar’s other services, including its fund related publications.

252	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

The Portfolios’ net assets on June 30, 2016 are set forth in the table below:

Portfolio	06/30/16 Net Assets ($MM)
Select Retirement Allocation Fund	$8.3
Select 2010 Fund	$14.8
Select 2015 Fund	$45.5
Select 2020 Fund	$84.9
Select 2025 Fund	$115.6
Select 2030 Fund	$82.6
Select 2035 Fund	$67.7
Select 2040 Fund	$54.7
Select 2045 Fund	$41.3
Select 2050 Fund	$16.3
Select 2055 Fund	$15.5

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit the Portfolios’ expense ratios to the amounts set forth below for the Portfolios’ fiscal year. The terms of the expense limitation undertaking permit modification or termination by the Adviser upon at least 60 days’ notice prior to the Portfolios’ prospectus update. In addition, set forth below are the Portfolios’ gross expense ratios for the most recent semi-annual period.

The expense limitation undertaking also calls for the Adviser to exclude the Portfolios’ acquired fund fees and expenses (i.e. fees and expenses, including interest expenses, taxes, extraordinary expenses, brokerage commissions and other transaction costs, of the Underlying Funds proportionate to the Portfolios’ assets invested in the Underlying Funds). Although the Portfolios’ acquired fund fees and expenses are not included as part of the Portfolios’ expenses capped by the Portfolios’ expense limitation undertaking, the Adviser has asked Morningstar to manage the Portfolios’ total expenses, including acquired fund fees and expenses, within a certain range.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking							Acquired Fund Fees and Expenses		Total Expenses		Fiscal Year End
	Class	Cap		Net		Gross
Select Retirement Allocation Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.42 1.17 0.67 0.42 0.17 0.17 0.17	% % % % % % %	0.42 1.17 0.67 0.42 0.17 0.17 0.17	% % % % % % %	11.33 16.01 7.35 6.24 10.13 11.78 14.32	% % % % % % %	0.48 0.48 0.48 0.48 0.48 0.48 0.48	% % % % % % %	0.90 1.65 1.15 0.90 0.65 0.65 0.65	% % % % % % %	July 31 (ratios as of January 31, 2016)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	253

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking							Acquired Fund Fees and Expenses		Total Expenses		Fiscal Year End
	Class	Cap		Net		Gross
Select 2010 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.41 1.16 0.66 0.41 0.16 0.16 0.16	% % % % % % %	0.41 1.16 0.66 0.41 0.16 0.16 0.16	% % % % % % %	6.08 7.48 5.56 4.26 10.81 10.85 5.83	% % % % % % %	0.54 0.54 0.54 0.54 0.54 0.54 0.54	% % % % % % %	0.95 1.70 1.20 0.95 0.70 0.70 0.70	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2015 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.40 1.15 0.65 0.40 0.15 0.15 0.15	% % % % % % %	0.40 1.15 0.65 0.40 0.15 0.15 0.15	% % % % % % %	2.27 3.64 2.56 1.81 2.16 2.27 2.27	% % % % % % %	0.60 0.60 0.60 0.60 0.60 0.60 0.60	% % % % % % %	1.00 1.75 1.25 1.00 0.75 0.75 0.75	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2020 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.45 1.20 0.70 0.45 0.20 0.20 0.20	% % % % % % %	0.45 1.20 0.70 0.45 0.20 0.20 0.20	% % % % % % %	1.57 2.50 1.57 1.30 1.13 1.47 1.21	% % % % % % %	0.60 0.60 0.60 0.60 0.60 0.60 0.60	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2025 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.44 1.19 0.69 0.44 0.19 0.19 0.19	% % % % % % %	0.44 1.19 0.69 0.44 0.19 0.19 0.19	% % % % % % %	1.30 2.29 1.43 1.10 0.91 1.21 1.41	% % % % % % %	0.61 0.61 0.61 0.61 0.61 0.61 0.61	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2030 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.48 1.23 0.73 0.48 0.23 0.23 0.23	% % % % % % %	0.48 1.23 0.73 0.48 0.23 0.23 0.23	% % % % % % %	1.50 2.49 1.66 1.33 1.17 1.41 1.27	% % % % % % %	0.62 0.62 0.62 0.62 0.62 0.62 0.62	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2035 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	1.77 2.84 1.84 1.55 1.32 1.78 1.85	% % % % % % %	0.61 0.61 0.61 0.61 0.61 0.61 0.61	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31 (ratios as of January 31, 2016)

254	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking							Acquired Fund Fees and Expenses		Total Expenses		Fiscal Year End
	Class	Cap		Net		Gross
Select 2040 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	1.93 3.13 1.77 1.75 1.56 1.93 1.91	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2045 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.51 1.26 0.76 0.51 0.26 0.26 0.26	% % % % % % %	0.51 1.26 0.76 0.51 0.26 0.26 0.26	% % % % % % %	2.35 4.02 2.04 2.27 2.11 2.74 2.58	% % % % % % %	0.64 0.64 0.64 0.64 0.64 0.64 0.64	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2050 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	8.35 10.33 5.28 4.72 5.26 6.37 8.90	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31 (ratios as of January 31, 2016)

Select 2055 Fund	Class A Class C Class R Class K Class I Class Z Advisor	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	0.52 1.27 0.77 0.52 0.27 0.27 0.27	% % % % % % %	7.03 8.10 6.85 4.95 6.33 6.92 8.73	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31 (ratios as of January 31, 2016)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional accounts due to the greater complexities and time required for investment companies. Also, retail mutual

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	255

funds managed by the Adviser are widely held. Servicing retail mutual fund investors is generally more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.5 In addition to the AB institutional fee schedule, set forth below are what would have been the advisory fee of the Portfolios

5	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

256	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

had the AB institutional fee schedule been applicable to the Portfolios versus the Portfolios’ advisory fees based on June 30, 2016 net assets:6

Portfolio	Net Assets 6/30/16 ($MM)	AB Institutional Fee Schedule	AB Inst. Adv. Fee (%)[7]	Fund Advisory Fee (%)	Difference
Multi-Manager Select Retirement Funds	$547.1 (complex)	Customized Retirement Strategies[8] 0.12% on 1st $100 million 0.09% on next $400 million 0.07% on next $500 million 0.04% on next $1,500 million 0.03% on the balance +$60K for daily NAV Minimum Account Size: $100M or plan assets of $500M	0.094%	0.150%[9]	-0.056%

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative related services, but not for distribution related services The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain Portfolios are as follows:

Portfolio	ITM Mutual Fund	Distributor	Fee
Select 2020 Fund	AllianceBernstein Wealth Builder 2020	Kirayaka Bank / Mizuho Bank (DC) / Sonpo Japan DC / Rakuten Sec.	0.035%[10]

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	The institutional effective fee rate was calculated at the plan level using the aggregate net assets of MMSR Funds

8	Customized Retirement Strategies (“CRS”) is similar to the investment service provided of the MMSR Funds in terms of the Adviser’s asset allocation “glide path” design. However, CRS allows the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios. Accordingly, the institutional fees shown in the table below pertain only to asset allocation “glide path” services provided by the Adviser.

9	0.09% (60% of the advisory fee) of the 0.15% is paid by the Adviser to Morningstar. Accordingly the advisory fee retained by the Adviser is 0.06% (40% of the advisory fee).

10	The fee shown is at the Fund of Funds (“FoF”) level. The ITM fund invests in a combination of Component Funds which are charged an all-in fee by the Adviser. The all-in fee charged to the component funds are as follows: AB Japan Value Strategy Fund (Japanese Equities): 0.63%, AB Kokusai (excluding-Japan) Value Strategy Equity Fund (Foreign Equities): 0.68%, AB Global (including-Japan) Bond Fund (with currency hedge): 0.45%, and AB Global REIT Fund: 0.05%.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	257

Portfolio	ITM Mutual Fund	Distributor	Fee
Select 2030 Fund	AllianceBernstein Wealth Builder 2030	Kirayaka Bank / Mizuho Bank (DC) / Sonpo Japan DC / Rakuten Sec.	0.035%[10]

Select 2040 Fund	AllianceBernstein Wealth Builder 2040	Kirayaka Bank / Mizuho Bank (DC) / Sonpo Japan DC / Rakuten Sec.	0.035%[10]

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.11,12 Broadridge’s analysis included the comparison of the Fund’s contractual management fee, estimated at the approximate current asset level of the Fund, to the median of the Fund’s Broadridge Expense Group (“EG”)13 and the Fund’s contractual management fee ranking.14

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

11	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

12	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Fund’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Fund’s investment classification/objective continued to be determined by Lipper.

13	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

14	The contractual management fee is calculated by Broadridge using the Fund’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Fund had the lowest effective fee rate in the Broadridge peer group.

258	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Contractual Management Fee (%)[15]	Broadridge EG Median (%)	Broadridge EG Rank
Select Retirement Allocation Fund	0.150	0.211	2/4
Select 2010 Fund	0.150	0.060	3/3
Select 2015 Fund	0.150	0.125	3/4
Select 2020 Fund	0.150	0.105	3/4
Select 2025 Fund	0.150	0.125	3/4
Select 2030 Fund	0.150	0.105	3/4
Select 2035 Fund	0.150	0.125	3/4
Select 2040 Fund	0.150	0.105	3/4
Select 2045 Fund	0.150	0.125	3/4
Select 2050 Fund	0.150	0.150	3/5
Select 2055 Fund	0.150	0.100	4/5

Broadridge also compared the Fund’s total expense ratio to the medians of the Fund’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Fund.16 Pro-forma total expense ratios reflect the Portfolios’ expense cap levels effective January 6, 2016.

Portfolio	Total Exp. Ratio (%)[17]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Select Retirement Allocation Fund	0.871	0.915	2/6	0.951	2/7
Pro-forma	0.901	0.915	3/6	0.951	3/7

Select 2010 Fund	0.923	1.041	1/4	1.041	1/4
Pro-forma	0.953	1.041	1/4	1.041	1/4

Select 2015 Fund	1.020	1.020	3/5	1.020	3/5
Pro-forma	1.000	1.020	3/5	1.020	3/5

Select 2020 Fund	1.061	1.061	4/7	1.113	4/10
Pro-forma	1.051	1.061	4/7	1.113	4/10

Select 2025 Fund	1.060	1.013	5/7	1.037	5/8
Pro-forma	1.050	1.013	5/7	1.037	5/8

Select 2030 Fund	1.110	1.110	4/7	1.135	4/10
Pro-forma	1.100	1.110	4/7	1.135	4/10

15	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers or expense reimbursements made by the Adviser that would effectively reduce the actual effective management fee.

16	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	Most recently completed fiscal year Class A share total expense ratio.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	259

Portfolio	Total Exp. Ratio (%)[17]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Select 2035 Fund	1.098	1.065	5/7	1.082	5/8

Select 2040 Fund	1.162	1.139	5/7	1.157	7/10
Pro-forma	1.152	1.139	5/7	1.157	5/10

Select 2045 Fund	1.184	1.150	5/7	1.167	5/8
Pro-forma	1.154	1.150	5/7	1.167	5/8

Select 2050 Fund	1.161	1.177	4/8	1.197	4/10
Pro-forma	1.151	1.177	3/8	1.197	3/10

Select 2055 Fund	1.165	1.134	5/8	1.165	5/9
Pro-forma	1.154	1.134	5/8	1.165	5/9

A significant portion of the Funds’ total expenses are the Funds’ acquired fund fees and expenses. Set forth below is a comparison of the Funds’ total expense ratios, including and excluding acquired fund fees and expenses.

	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)
Select Retirement Allocation Fund (pro-forma)	0.421	0.480	0.901
EG Median	0.400	0.550	0.915
EG Rank	4/6	2/6	3/6

Select 2010 Fund (pro-forma)	0.413	0.540	0.953
EG Median	0.396	0.675	1.041
EG Rank	3/4	1/4	1/4

Select 2015 Fund (pro-forma)	0.400	0.600	1.000
EG Median	0.420	0.610	1.020
EG Rank	3/5	2/5	3/5

Select 2020 Fund (pro-forma)	0.451	0.600	1.051
EG Median	0.409	0.680	1.061
EG Rank	7/7	3/7	4/7

Select 2025 Fund (pro-forma)	0.440	0.610	1.050
EG Median	0.350	0.650	1.013
EG Rank	6/7	2/7	5/7

Select 2030 Fund (pro-forma)	0.480	0.620	1.100
EG Median	0.401	0.710	1.110
EG Rank	7/7	1/7	4/7

Select 2035 Fund (pro-forma)	0.488	0.610	1.098
EG Median	0.349	0.710	1.065
EG Rank	7/7	1/7	5/7

260	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)
Select 2040 Fund (pro-forma)	0.522	0.630	1.152
EG Median	0.370	0.730	1.139
EG Rank	7/7	1/7	5/7

Select 2045 Fund (pro-forma)	0.514	0.640	1.154
EG Median	0.349	0.750	1.150
EG Rank	7/7	1/7	5/7

Select 2050 Fund (pro-forma)	0.521	0.630	1.151
EG Median	0.378	0.750	1.177
EG Rank	7/8	2/8	3/8

Select 2055 Fund (pro-forma)	0.524	0.630	1.154
EG Median	0.344	0.750	1.134
EG Rank	8/8	1/8	5/8

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios was negative for calendar year 2015.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates may have a business relationship with the Portfolios and may benefit from providing such services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40Act restrictions. These affiliates may provide transfer agent, distribution, and brokerage related services to the Portfolios

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	261

and receive brokerage commissions, transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”). In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2015, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20 million for distribution services and educational support (revenue sharing payments).

ABI retained the following front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Select Retirement Allocation Fund	$	– 0	–
Select 2010 Fund	$	– 0	–
Select 2015 Fund	$	– 0	–
Select 2020 Fund		$17
Select 2025 Fund		$212
Select 2030 Fund		$243
Select 2035 Fund		$437
Select 2040 Fund		$88
Select 2045 Fund		$1
Select 2050 Fund		$20
Select 2055 Fund		$1

ABI received the amounts set forth below in Rule 12b-1 and CDSC fees from the Portfolios during the Portfolios’ most recently compensated fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Select Retirement Allocation Fund	$293	$	– 0	–
Select 2010 Fund	$257	$	– 0	–
Select 2015 Fund	$1,287	$	– 0	–
Select 2020 Fund	$2,877	$	– 0	–
Select 2025 Fund	$3,025	$	– 0	–
Select 2030 Fund	$2,302	$	– 0	–
Select 2035 Fund	$2,057	$	– 0	–
Select 2040 Fund	$1,916	$	– 0	–
Select 2045 Fund	$1,482	$	– 0	–
Select 2050 Fund	$526	$	– 0	–
Select 2055 Fund	$415	$	– 0	–

262	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS received the following net fees from the Strategies during the most recently completed fiscal year:

Portfolio	ABIS Fee
Select Retirement Allocation Fund	$156
Select 2010 Fund	$190
Select 2015 Fund	$605
Select 2020 Fund	$1,437
Select 2025 Fund	$1,394
Select 2030 Fund	$1,284
Select 2035 Fund	$1,105
Select 2040 Fund	$960
Select 2045 Fund	$846
Select 2050 Fund	$129
Select 2055 Fund	$279

Neither did the Portfolios effect brokerage transactions through nor did they pay commissions to the Adviser’s U.S. and U.K. affiliates, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” during the Portfolios’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolios would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders of the registered investment companies it manages through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	263

during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.18,19 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $490 billion as of June 30, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

18	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

19	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

264	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

The information prepared by Broadridge shows the 1 year performance returns and rankings21 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)22 for the period ended May 31, 2016.23

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Select Retirement Allocation Fund
1 year	-0.82	-0.51	-0.64	5/6	17/23

Select 2010 Fund
1 year	-1.07	-1.53	-0.97	1/4	8/13

Select 2015 Fund
1 year	-1.28	-1.39	-1.36	2/5	6/12

Select 2020 Fund
1 year	-1.41	-2.51	-1.63	3/7	14/31

Select 2025 Fund
1 year	-1.64	-2.53	-2.32	3/7	8/22

Select 2030 Fund
1 year	-1.37	-3.38	-2.66	2/7	9/31

Select 2035 Fund
1 year	-1.79	-3.98	-3.46	1/7	3/21

Select 2040 Fund
1 year	-2.03	-4.40	-3.77	1/7	5/29

Select 2045 Fund
1 year	-2.61	-4.56	-4.25	1/7	3/20

Select 2050 Fund
1 year	-2.74	-4.44	-4.03	1/8	6/27

Select 2055 Fund
1 year	-3.29	-4.59	-3.91	1/8	4/25

21	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. Performance returns of the Portfolios were provided by Broadridge.

22	The Portfolios’ PG/PU may not be necessarily identical to their respective EG/EU, as the criteria for including/excluding a fund in/from an EU is different from that of PU. Portfolios with negative management fees are excluded from EGs/EUs but not necessarily from PGs/PUs.

23	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Portfolio even if the Portfolio had a different investment classification/objective at an earlier point in time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	265

Set forth below is the 1 year and since inception performance returns of the Portfolios (in bold)24 versus their benchmarks for the period ending May 31, 2016.25

	Periods Ending May 31, 2016 Annualized Net Performance (%)
	1 Year (%)	Since Inception (%)
Select Retirement Allocation Fund	-0.82	1.34
S&P Target Date Retirement Income Index	0.79	2.72
Morningstar Lifetime Moderate Income	0.39	2.20
Inception Date: December 15, 2014

Select 2010 Fund	-1.07	1.83
S&P Target Date 2010 Index	0.29	2.98
Morningstar Lifetime Moderate 2010	0.36	2.44
Inception Date: December 15, 2014

Select 2015 Fund	-1.28	2.03
S&P Target Date 2015 Index	-0.05	3.28
Morningstar Lifetime Moderate 2015	0.18	2.57
Inception Date: December 15, 2014

Select 2020 Fund	-1.41	2.33
S&P Target Date 2020 Index	-0.47	3.48
Morningstar Lifetime Moderate 2020	-0.18	2.70
Inception Date: December 15, 2014

Select 2025 Fund	-1.64	2.53
S&P Target Date 2025 Index	-0.85	3.61
Morningstar Lifetime Moderate 2025	-0.82	2.81
Inception Date: December 15, 2014

Select 2030 Fund	-1.37	3.30
S&P Target Date 2030 Index	-1.19	3.73
Morningstar Lifetime Moderate 2030	-1.69	2.85
Inception Date: December 15, 2014

Select 2035 Fund	-1.79	3.36
S&P Target Date 2035 Index	-1.52	3.83
Morningstar Lifetime Moderate 2035	-2.58	2.77
Inception Date: December 15, 2014

Select 2040 Fund	-2.03	3.37
S&P Target Date 2040 Index	-1.79	3.89
Morningstar Lifetime Moderate 2040	-3.23	2.63
Inception Date: December 15, 2014

24	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

25	The Adviser provided Portfolio and benchmark performance return information for periods through May 31, 2016.

266	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

	Periods Ending May 31, 2016 Annualized Net Performance (%)
	1 Year (%)	Since Inception (%)
Select 2045 Fund	-2.61	3.21
S&P Target Date 2045 Index	-2.02	3.92
Morningstar Lifetime Moderate 2045	-3.60	2.49
Inception Date: December 15, 2014

Select 2050 Fund	-2.74	3.15
S&P Target Date 2050 Index	-2.21	3.94
Morningstar Lifetime Moderate 2050	-3.83	2.37
Inception Date: December 15, 2014

Select 2055 Fund	-3.29	2.82
S&P Target Date 2055 Index	-2.38	3.92
Morningstar Lifetime Moderate 2055	-4.02	2.25
Inception Date: December 15, 2014

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fees for the Portfolios are reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 24, 2016

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	267

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

International Strategic Core Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

268	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Family of Funds

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	269

NOTES

270	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	271

NOTES

272	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMSR-0151-0716

JUL    07.31.16

ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

September 15, 2016

Annual Report

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio (the “Fund”) for the annual reporting period ended July 31, 2016. From February 1, 2013 through May 31, 2016, the Fund was closed to new investors subject to certain exceptions. Effective June 1, 2016, the Fund is open to new investors.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2016.

AB SMALL CAP GROWTH PORTFOLIO •	1

All share classes of the Fund outperformed the benchmark for the six-month period, and underperformed for the 12-month period, before sales charges. For the 12-month period, stock selection in the financials sector, as well as in the technology sector, particularly in the semiconductors space, detracted from performance, relative to the benchmark. Stock selection in the consumer/commercial services and energy sectors contributed.

For the six-month period, stock selection contributed in the consumer/commercial services and health care sectors, and detracted in the technology and financials sectors.

The Fund did not utilize derivatives during either period.

Market Review and Investment Strategy

US large-cap stocks registered gains over the tumultuous 12-month period; however, smaller-cap stocks posted losses. The period began with a steep market swoon as investors fretted over a potential global economic slowdown fueled by China’s surprise devaluation of its currency. By December, markets had regained enough lost ground for the US Federal Reserve to hike rates for the first time in over nine years. Equity markets stabilized, then declined yet again in the first six weeks of 2016. For the six-month period, smaller-cap stocks rallied strongly, along with other markets, as investor-friendly signals from the world’s central banks soothed jittery investors taken aback by the UK’s decision to leave the European Union.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek opportunities across most sectors through the Fund’s bottom-up investment process. Given the increased uncertainty over global growth, however, there is an increased emphasis on secular growers and companies that have more stable future earnings growth. The Team’s approach seeks to systematically identify strong, sustainable fundamental outperformers. Consistent with the Team’s investment discipline, the Fund’s holdings—regardless of their absolute level of growth or degree of economic sensitivity—are, in the Team’s opinion, well positioned as many have unique secular growth drivers or company-specific initiatives that should help drive earnings.

2	• AB SMALL CAP GROWTH PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. AllianceBernstein L.P. (the “Adviser”) will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB SMALL CAP GROWTH PORTFOLIO •	3

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JULY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Small Cap Growth Portfolio*
Class A	18.69%	-7.77%

Class B†	18.22%	-8.48%

Class C	18.22%	-8.46%

Advisor Class‡	18.85%	-7.53%

Class R‡	18.56%	-8.01%

Class K‡	18.75%	-7.71%

Class I‡	18.94%	-7.42%

Class Z‡	18.98%	-7.32%

Russell 2000 Growth Index	17.58%	-5.30%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended July 31, 2016, by 0.02% and 0.02%, respectively. Also includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended July 31, 2016 by 0.01% and 0.01%, respectively. The returns shown reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America, which differs from the net asset values calculated for shareholder transactions.

†      Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

‡      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

4	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

7/31/06 TO 7/31/16 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Small Cap Growth Portfolio Class A shares (from 7/31/06 to 7/31/16) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-7.77%	-11.69%
5 Years	9.73%	8.77%
10 Years	8.99%	8.51%

Class B Shares
1 Year	-8.48%	-11.72%
5 Years	8.83%	8.83%
10 Years(a)	8.27%	8.27%

Class C Shares
1 Year	-8.46%	-9.27%
5 Years	8.90%	8.90%
10 Years	8.15%	8.15%

Advisor Class Shares*
1 Year	-7.53%	-7.53%
5 Years	10.02%	10.02%
10 Years	9.28%	9.28%

Class R Shares*
1 Year	-8.01%	-8.01%
5 Years	9.43%	9.43%
10 Years	8.79%	8.79%

Class K Shares*
1 Year	-7.71%	-7.71%
5 Years	9.78%	9.78%
10 Years	9.12%	9.12%

Class I Shares*
1 Year	-7.42%	-7.42%
5 Years	10.13%	10.13%
10 Years	9.48%	9.48%

Class Z Shares*
1 Year	-7.32%	-7.32%
Since Inception†	-7.26%	-7.26%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.20%, 1.99%, 1.95%, 0.94%, 1.54%, 1.22%, 0.91% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

6	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-17.25%
5 Years	6.62%
10 Years	7.16%

Class B Shares
1 Year	-17.43%
5 Years	6.64%
10 Years(a)	6.92%

Class C Shares
1 Year	-15.03%
5 Years	6.73%
10 Years	6.81%

Advisor Class Shares*
1 Year	-13.38%
5 Years	7.83%
10 Years	7.91%

Class R Shares*
1 Year	-13.89%
5 Years	7.24%
10 Years	7.43%

Class K Shares*
1 Year	-13.60%
5 Years	7.60%
10 Years	7.75%

Class I Shares*
1 Year	-13.34%
5 Years	7.93%
10 Years	8.12%

Class Z Shares*
1 Year	-13.26%
Since Inception†	-13.26%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

AB SMALL CAP GROWTH PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,186.90	$7.23	1.33%
Hypothetical**	$1,000	$1,018.25	$6.67	1.33%
Class B
Actual	$1,000	$1,182.20	$11.50	2.12%
Hypothetical**	$1,000	$1,014.32	$10.62	2.12%
Class C
Actual	$1,000	$1,182.20	$11.29	2.08%
Hypothetical**	$1,000	$1,014.52	$10.42	2.08%
Advisor Class
Actual	$1,000	$1,188.50	$5.82	1.07%
Hypothetical**	$1,000	$1,019.54	$5.37	1.07%
Class R
Actual	$1,000	$1,185.60	$8.37	1.54%
Hypothetical**	$1,000	$1,017.21	$7.72	1.54%
Class K
Actual	$1,000	$1,187.50	$6.64	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class I
Actual	$1,000	$1,189.40	$4.95	0.91%
Hypothetical**	$1,000	$1,020.34	$4.57	0.91%
Class Z
Actual	$1,000	$1,189.80	$4.63	0.85%
Hypothetical**	$1,000	$1,020.64	$4.27	0.85%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

8	• AB SMALL CAP GROWTH PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

July 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,108.9

TEN LARGEST HOLDINGS†

July 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Nevro Corp.	$19,289,361	1.7%
Five Below, Inc.	18,667,773	1.7
Dycom Industries, Inc.	18,392,794	1.7
Bright Horizons Family Solutions, Inc.	18,311,116	1.6
Diamond Resorts International, Inc.	17,539,560	1.6
PolyOne Corp.	17,516,237	1.6
Align Technology, Inc.	17,398,692	1.6
Proofpoint, Inc.	17,205,950	1.5
Planet Fitness, Inc.	17,098,804	1.5
2U, Inc.	16,506,642	1.5
	$177,926,929	16.0%

*	All data are as of July 31, 2016. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB SMALL CAP GROWTH PORTFOLIO •	9

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

July 31, 2016

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 27.7%
Communications Equipment – 1.4%
Arista Networks, Inc.(a)(b)	95,090	$6,777,064
Oclaro, Inc.(a)(b)	1,447,820	8,296,009

		15,073,073

Internet Software & Services – 4.8%
2U, Inc.(a)(b)	471,888	16,506,642
Cimpress NV(a)	150,958	14,310,818
CoStar Group, Inc.(a)	57,318	11,916,412
Pandora Media, Inc.(a)(b)	547,011	7,439,350
Q2 Holdings, Inc.(a)	106,558	3,162,642

		53,335,864

IT Services – 1.6%
EPAM Systems, Inc.(a)	181,130	12,722,571
Global Payments, Inc.	69,660	5,200,816

		17,923,387

Semiconductors & Semiconductor Equipment – 5.2%
Cirrus Logic, Inc.(a)	189,777	9,221,264
Mellanox Technologies Ltd.(a)	222,903	9,847,855
Microsemi Corp.(a)	361,000	14,079,000
Monolithic Power Systems, Inc.	160,199	11,649,671
Silicon Laboratories, Inc.(a)	230,852	12,299,795

		57,097,585

Software – 14.7%
Aspen Technology, Inc.(a)	275,663	11,547,523
Atlassian Corp. PLC – Class A(a)	350,500	10,504,485
Blackbaud, Inc.	242,140	16,187,059
Fortinet, Inc.(a)	233,185	8,089,188
Guidewire Software, Inc.(a)	257,705	15,841,126
HubSpot, Inc.(a)	290,615	15,864,673
Paylocity Holding Corp.(a)(b)	282,653	12,617,630
Proofpoint, Inc.(a)(b)	226,782	17,205,950
Qlik Technologies, Inc.(a)	313,293	9,461,449
RingCentral, Inc. – Class A(a)	656,480	15,118,734
Take-Two Interactive Software, Inc.(a)	372,313	14,959,536
Ultimate Software Group, Inc. (The)(a)	76,619	16,021,033

		163,418,386

		306,848,295

Health Care – 22.3%
Biotechnology – 6.3%
Adamas Pharmaceuticals, Inc.(a)(b)	267,325	4,036,608
Aimmune Therapeutics, Inc.(a)(b)	274,226	3,287,970
Alder Biopharmaceuticals, Inc.(a)(b)	200,611	6,439,613
Amicus Therapeutics, Inc.(a)(b)	682,570	4,586,870
Audentes Therapeutics, Inc.(a)(b)	196,061	2,886,018
DBV Technologies SA (Sponsored ADR)(a)	116,354	4,025,848
Neurocrine Biosciences, Inc.(a)	82,550	4,146,486
Otonomy, Inc.(a)	241,089	3,462,038

10	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Prothena Corp. PLC(a)(b)	124,670	$6,863,083
Radius Health, Inc.(a)(b)	133,680	6,299,002
Sage Therapeutics, Inc.(a)(b)	126,603	5,679,411
TESARO, Inc.(a)(b)	108,515	10,117,939
Ultragenyx Pharmaceutical, Inc.(a)	120,786	7,643,338

		69,474,224

Health Care Equipment & Supplies – 7.5%
Align Technology, Inc.(a)	195,162	17,398,692
DENTSPLY SIRONA, Inc.	52,699	3,374,844
DexCom, Inc.(a)	136,781	12,615,312
Glaukos Corp.(a)	227,658	7,958,924
Nevro Corp.(a)(b)	233,245	19,289,361
Penumbra, Inc.(a)	127,975	8,741,972
Zeltiq Aesthetics, Inc.(a)(b)	406,580	13,803,391

		83,182,496

Health Care Providers & Services – 4.7%
Acadia Healthcare Co., Inc.(a)	237,711	13,430,671
Amsurg Corp.(a)	186,159	13,963,787
Diplomat Pharmacy, Inc.(a)(b)	327,388	11,763,051
Premier, Inc. – Class A(a)	394,775	12,909,142

		52,066,651

Life Sciences Tools & Services – 1.0%
ICON PLC(a)	151,362	11,756,287

Pharmaceuticals – 2.8%
Aerie Pharmaceuticals, Inc.(a)(b)	228,285	3,960,745
Akorn, Inc.(a)	472,758	16,182,506
GW Pharmaceuticals PLC (ADR)(a)(b)	43,290	4,083,113
Medicines Co. (The)(a)(b)	165,457	6,471,023

		30,697,387

		247,177,045

Consumer Discretionary – 20.9%
Distributors – 1.2%
Pool Corp.	133,868	13,692,019

Diversified Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc.(a)	273,015	18,311,116

Hotels, Restaurants & Leisure – 9.2%
Buffalo Wild Wings, Inc.(a)	78,424	13,172,095
Dave & Buster’s Entertainment, Inc.(a)	308,674	13,735,993
Diamond Resorts International, Inc.(a)(b)	581,165	17,539,560
Planet Fitness, Inc.(a)(b)	834,088	17,098,804
Texas Roadhouse, Inc. – Class A	314,260	14,839,357
Vail Resorts, Inc.	98,170	14,045,182
Zoe’s Kitchen, Inc.(a)(b)	324,331	11,526,724

		101,957,715

AB SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 1.2%
Honest Co. (The)(a)(c)(d)	29,639	$1,211,049
Tempur Sealy International, Inc.(a)(b)	164,938	12,474,261

		13,685,310

Media – 2.5%
IMAX Corp.(a)	415,100	13,113,009
National CineMedia, Inc.	893,586	13,922,070

		27,035,079

Multiline Retail – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	439,085	11,477,682

Specialty Retail – 4.1%
Five Below, Inc.(a)(b)	365,963	18,667,773
Lithia Motors, Inc. – Class A	177,763	15,339,169
Tile Shop Holdings, Inc.(a)	679,098	11,578,621

		45,585,563

		231,744,484

Industrials – 14.0%
Aerospace & Defense – 1.3%
Hexcel Corp.	339,605	14,660,748

Construction & Engineering – 1.7%
Dycom Industries, Inc.(a)	195,564	18,392,794

Industrial Conglomerates – 1.3%
Carlisle Cos., Inc.	137,573	14,209,915

Machinery – 5.9%
Astec Industries, Inc.	87,160	5,254,005
IDEX Corp.	158,616	14,242,131
Lincoln Electric Holdings, Inc.	193,793	12,026,794
Middleby Corp. (The)(a)	101,117	12,172,465
Nordson Corp.	106,460	9,399,353
RBC Bearings, Inc.(a)	166,329	12,645,994

		65,740,742

Marine – 0.9%
Kirby Corp.(a)	184,526	10,054,822

Road & Rail – 1.1%
Genesee & Wyoming, Inc. – Class A(a)	182,353	11,807,357

Trading Companies & Distributors – 1.8%
H&E Equipment Services, Inc.	622,402	11,589,125
SiteOne Landscape Supply, Inc.(a)	210,323	8,168,945

		19,758,070

		154,624,448

12	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 5.5%
Banks – 4.1%
PrivateBancorp, Inc.	266,568	$11,782,306
Signature Bank/New York NY(a)	84,234	10,128,296
SVB Financial Group(a)	123,539	12,405,786
Western Alliance Bancorp(a)	349,683	11,899,713

		46,216,101

Capital Markets – 1.4%
Houlihan Lokey, Inc.	319,812	7,333,289
Stifel Financial Corp.(a)	222,017	7,848,301

		15,181,590

		61,397,691

Materials – 2.8%
Chemicals – 1.6%
PolyOne Corp.	499,465	17,516,237

Construction Materials – 1.2%
Summit Materials, Inc. – Class A(a)	610,093	13,507,459

		31,023,696

Consumer Staples – 2.1%
Food & Staples Retailing – 0.9%
Chefs’ Warehouse, Inc. (The)(a)(b)	578,361	9,340,530

Food Products – 1.2%
AdvancePierre Foods Holdings, Inc.(a)	295,215	7,061,543
Freshpet, Inc.(a)(b)	744,649	6,508,232

		13,569,775

		22,910,305

Energy – 2.0%
Energy Equipment & Services – 1.3%
Dril-Quip, Inc.(a)	126,294	6,874,183
Oil States International, Inc.(a)	249,698	7,720,662

		14,594,845

Oil, Gas & Consumable Fuels – 0.7%
Matador Resources Co.(a)	374,735	7,903,160

		22,498,005

Total Common Stocks (cost $849,880,489)		1,078,223,969

INVESTMENT COMPANIES – 0.4%
Funds and Investment Trusts – 0.4%
iShares Russell 2000 Growth ETF(b) (cost $3,925,621)	32,400	4,713,552

AB SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(e)(f) (cost $29,052,296)	29,052,296	$29,052,296

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $882,858,406)		1,111,989,817

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 17.8%
Investment Companies – 17.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.24%(e)(f) (cost $197,325,825)	197,325,825	197,325,825

Total Investments – 118.1% (cost $1,080,184,231)		1,309,315,642
Other assets less liabilities – (18.1)%		(200,389,382)

Net Assets – 100.0%		$1,108,926,260

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

14	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

July 31, 2016

Assets
Investments in securities, at value
Unaffiliated issuers (cost $853,806,110)	$1,082,937,521 (a)
Affiliated issuers (cost $226,378,121—including investment of cash collateral for securities loaned of $197,325,825)	226,378,121
Receivable for investment securities sold	15,860,340
Receivable for capital stock sold	2,298,167
Interest and dividends receivable	95,629
Receivable for capital contribution (see Note F)	67,021

Total assets	1,327,636,799

Liabilities
Due to custodian	58,313
Payable for collateral received on securities loaned	192,489,538
Payable for investment securities purchased	16,596,842
Collateral due to Securities Lending Agent	4,836,287
Payable for capital stock redeemed	3,518,413
Advisory fee payable	669,530
Distribution fee payable	126,897
Transfer Agent fee payable	75,144
Administrative fee payable	21,009
Accrued expenses	318,566

Total liabilities	218,710,539

Net Assets	$1,108,926,260

Composition of Net Assets
Capital stock, at par	$2,619
Additional paid-in capital	927,042,086
Accumulated net investment loss	(4,119,133)
Accumulated net realized loss on investment transactions	(43,130,723)
Net unrealized appreciation on investments	229,131,411

$1,108,926,260

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$293,237,289	7,102,822	$41.28	*

B	$1,672,000	58,182	$28.74

C	$39,131,969	1,346,405	$29.06

Advisor	$269,856,976	6,087,344	$44.33

R	$40,283,678	996,187	$40.44

K	$69,770,660	1,654,032	$42.18

I	$301,865,867	6,837,217	$44.15

Z	$93,107,821	2,106,576	$44.20

(a)	Includes securities on loan with a value of $189,057,098 (see Note E).

*	The maximum offering price per share for Class A shares was $43.11 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	15

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended July 31, 2016

Investment Income
Dividends
Unaffiliated issuers	$3,420,610
Affiliated issuers	422,704
Securities lending income	1,785,704	$5,629,018

Expenses
Advisory fee (see Note B)	8,949,782
Distribution fee—Class A	763,383
Distribution fee—Class B	19,444
Distribution fee—Class C	450,569
Distribution fee—Class R	216,903
Distribution fee—Class K	177,771
Transfer agency—Class A	637,303
Transfer agency—Class B	5,161
Transfer agency—Class C	94,503
Transfer agency—Advisor Class	691,268
Transfer agency—Class R	105,482
Transfer agency—Class K	114,845
Transfer agency—Class I	368,385
Transfer agency—Class Z	9,043
Custodian	279,492
Printing	148,109
Registration fees	139,075
Administrative	58,562
Audit and tax	53,831
Legal	52,112
Directors’ fees	22,058
Miscellaneous	37,729

Total expenses	13,394,810
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(30,348)

Net expenses		13,364,462

Net investment loss		(7,735,444)

Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions		(18,768,011)
Net change in unrealized appreciation/depreciation of investments		(115,356,996)

Net loss on investment transactions		(134,125,007)

Net Decrease in Net Assets from Operations		$(141,860,451)

See notes to financial statements.

16	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(7,735,444)	$(8,770,555)
Net realized gain (loss) on investment transactions	(18,768,011)	122,760,015
Net change in unrealized appreciation/depreciation of investments	(115,356,996)	74,649,603

Net increase (decrease) in net assets from operations	(141,860,451)	188,639,063
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(27,260,771)	(42,442,894)
Class B	(246,573)	(461,057)
Class C	(5,772,907)	(9,150,637)
Advisor Class	(32,001,903)	(53,030,196)
Class R	(4,027,564)	(5,894,744)
Class K	(6,196,464)	(8,749,735)
Class I	(31,221,483)	(44,772,827)
Class Z	(980,882)	– 0	–
Capital Stock Transactions
Net decrease	(176,744,912)	(34,676,958)
Capital Contributions
Proceeds from regulatory settlement (see Note F)	67,021	– 0	–

Total decrease	(426,246,889)	(10,539,985)
Net Assets
Beginning of period	1,535,173,149	1,545,713,134

End of period (including accumulated net investment loss of ($4,119,133) and ($7,571,442), respectively)	$1,108,926,260	$1,535,173,149

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	17

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

July 31, 2016

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective June 30, 2015 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

18	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

AB SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the

20	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$306,848,295		$	– 0	–	$	– 0	–	$306,848,295
Health Care	247,177,045			– 0	–		– 0	–	247,177,045
Consumer Discretionary	230,533,435			– 0	–		1,211,049		231,744,484
Industrials	154,624,448			– 0	–		– 0	–	154,624,448
Financials	61,397,691			– 0	–		– 0	–	61,397,691
Materials	31,023,696			– 0	–		– 0	–	31,023,696
Consumer Staples	22,910,305			– 0	–		– 0	–	22,910,305
Energy	22,498,005			– 0	–		– 0	–	22,498,005
Investment Companies	4,713,552			– 0	–		– 0	–	4,713,552
Short-Term Investments	29,052,296			– 0	–		– 0	–	29,052,296
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	197,325,825			– 0	–		– 0	–	197,325,825

Total Investments in Securities	1,308,104,593			– 0	–		1,211,049		1,309,315,642

Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total(b)	$1,308,104,593		$	– 0	–		$1,211,049		$1,309,315,642

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(145,083)			(145,083)
Purchases		1,356,132			1,356,132
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/16		$1,211,049			$1,211,049

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16(a)		$(145,083)			$(145,083)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

AB SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,

22	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

AB SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2016, the reimbursement for such services amounted to $58,562.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $545,986 for the year ended July 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,497 from the sale of Class A shares and received $8,087, $867 and $2,706 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2016.

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no advisory fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), has a contractual advisory fee rate of .20% and continues to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to Government Money Market Portfolio’s effective advisory fee. For the year ended July 31, 2016, such waiver amounted to $6,834. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the year ended July 31, 2016 is as follows:

Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2016 (000)	Dividend Income (000)
$29,298	$369,733	$369,979	$29,052	$40

24	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

Brokerage commissions paid on investment transactions for the year ended July 31, 2016 amounted to $1,470,723, of which $1,187 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. Prior to October 31, 2014, payments under Class A shares were limited to an annual rate of .27% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,229,588, $2,690,603, $538,950 and $583,091 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$825,856,103		$1,120,024,844
U.S. government securities	– 0	–	– 0	–

AB SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,110,527,891

Gross unrealized appreciation	$249,547,163
Gross unrealized depreciation	(50,759,412)

Net unrealized appreciation	$198,787,751

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended July 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund

26	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. Prior to June 20, 2016, such cash collateral received was invested in AB Exchange Reserves (name changed to AB Government Exchange Reserves as of July 11, 2016). The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At July 31, 2016, the Fund had securities on loan with a value of $189,057,098 and had received cash collateral which has been invested into Government Money Market Portfolio of $197,325,825. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $1,785,704, $342,646 and $40,199 from the borrowers, AB Government Exchange Reserves and Government Money Market Portfolio, respectively, for the year ended July 31, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of advisory fee assessed by the Government Money Market Portfolio. For the year ended July 31, 2016, such waiver amounted to $23,514. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AB Government Exchange Reserves for the period August 1, 2015 to June 19, 2016 is as follows:

Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 19, 2016 (000)
$133,464	$787,347	$920,811	$	– 0 –

A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the period June 20, 2016 to July 31, 2016 is as follows:

Market Value June 20, 2016 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2016 (000)
$	– 0 –	$298,050	$100,724	$197,326

AB SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

Class A
Shares sold	835,749	905,665	$33,196,108	$43,206,023

Shares issued in reinvestment of distributions	616,073	900,901	25,123,448	39,063,081

Shares converted from Class B	13,801	20,863	549,063	992,376

Shares redeemed	(2,107,032)	(3,869,279)	(83,450,827)	(188,291,971)

Net decrease	(641,409)	(2,041,850)	$(24,582,208)	$(105,030,491)

Class B
Shares sold	3,020	4,261	$85,046	$148,625

Shares issued in reinvestment of distributions	8,432	14,152	240,559	448,627

Shares converted to Class A	(19,532)	(28,066)	(549,063)	(992,376)

Shares redeemed	(8,465)	(17,239)	(243,211)	(615,487)

Net decrease	(16,545)	(26,892)	$(466,669)	$(1,010,611)

Class C
Shares sold	94,031	140,078	$2,664,151	$4,998,317

Shares issued in reinvestment of distributions	172,897	245,101	4,988,076	7,838,345

Shares redeemed	(574,889)	(538,427)	(15,968,924)	(19,004,628)

Net decrease	(307,961)	(153,248)	$(8,316,697)	$(6,167,966)

Advisor Class
Shares sold	1,630,203	4,054,535	$69,367,720	$207,815,036

Shares issued in reinvestment of distributions	474,756	735,383	20,761,076	33,915,851

Shares redeemed	(5,463,636)	(3,649,281)	(226,299,391)	(183,085,785)

Net increase (decrease)	(3,358,677)	1,140,637	$(136,170,595)	$58,645,102

28	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

	Shares			Amount
	Year Ended July 31, 2016	Year Ended July 31, 2015		Year Ended July 31, 2016	Year Ended July 31, 2015

Class R
Shares sold	222,524	238,811		$8,907,944	$11,230,675

Shares issued in reinvestment of distributions	100,664	137,773		4,027,556	5,892,565

Shares redeemed	(453,269)	(358,022)		(17,568,618)	(16,664,757)

Net increase (decrease)	(130,081)	18,562		$(4,633,118)	$458,483

Class K
Shares sold	317,247	364,565		$12,872,586	$17,654,851

Shares issued in reinvestment of distributions	148,773	197,822		6,196,406	8,749,648

Shares redeemed	(572,702)	(463,695)		(23,262,447)	(22,401,502)

Net increase (decrease)	(106,682)	98,692		$(4,193,455)	$4,002,997

Class I
Shares sold	1,645,074	1,952,424		$70,472,871	$97,758,604

Shares issued in reinvestment of distributions	717,004	975,844		31,196,864	44,771,710

Shares redeemed	(4,458,142)	(2,549,169)		(180,194,086)	(128,114,788)

Net increase (decrease)	(2,096,064)	379,099		$(78,524,351)	$14,415,526

Class Z(a)
Shares sold	2,263,578	192		$86,290,355	$10,002

Shares issued in reinvestment of distributions	22,517	– 0	–	980,170	– 0	–

Shares redeemed	(179,711)	– 0	–	(7,128,344)	– 0	–

Net increase	2,106,384	192		$80,142,181	$10,002

(a)	Commenced distribution on June 30, 2015.

For the year ended July 31, 2016, the Fund received proceeds of $67,021 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies.

AB SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2016.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Long-term capital gains	$107,708,547	$164,502,090

Total taxable distributions	$107,708,547	$164,502,090

30	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(16,906,196	)(a)
Unrealized appreciation/(depreciation)	198,787,751	(b)

Total accumulated earnings/(deficit)	$181,881,555

(a)

At July 31, 2016, the Fund had a qualified late-year ordinary loss deferral of $3,504,087, and a post-October short term capital loss deferral of $13,402,109. These losses are deemed to arise on August 1, 2016.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2016, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the tax treatment of passive foreign investment companies (PFICs), the disallowance of a net operating loss, the tax treatment of proceeds from a settlement of regulatory proceedings, and the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in accumulated net investment loss, a net increase in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB SMALL CAP GROWTH PORTFOLIO •	31

Notes to Financial Statements

FINANCIAL HIGHLIGHTS Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period
Class A
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 48.82	$ 48.62	$ 47.08	$ 37.62	$ 35.77

Income From Investment Operations
Net investment loss(a)	(.32	)(b)	(.33)	(.47)	(.36)	(.31)
Net realized and unrealized gain (loss) on investment transactions	(3.52)	6.07	5.28	11.10	2.64	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.84)	5.74	4.81	10.74	2.33

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.23)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.48)

Net asset value, end of period	$ 41.28	$ 48.82	$ 48.62	$ 47.08	$ 37.62

Total Return
Total investment return based on net asset value(e)	(7.77	)%*‡	13.24%	10.21	%*	29.47	%*	6.73	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$293,237	$378,062	$475,832	$452,253	$284,767
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.27%	1.20%	1.27%	1.34%	1.33%
Expenses, before waivers/reimbursements	1.28%	1.20%	1.27%	1.34%	1.33%
Net investment loss	(.80	)%(b)	(.70)%	(.93)%	(.89)%	(.88)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

32	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period
Class B
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 35.48	$ 37.14	$ 36.93	$ 30.01	$ 28.64

Income From Investment Operations
Net investment loss(a)	(.46	)(b)	(.53)	(.67)	(.52)	(.48)
Net realized and unrealized gain (loss) on investment transactions	(2.58)	4.41	4.15	8.72	2.11	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.04)	3.88	3.48	8.20	1.63

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.01)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.26)

Net asset value, end of period	$ 28.74	$ 35.48	$ 37.14	$ 36.93	$ 30.01

Total Return
Total investment return based on net asset value(e)	(8.48	)%*‡	12.22%	9.37	%*	28.45	%*	5.83	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,672	$2,652	$3,774	$5,329	$6,194
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.08%	1.99%	2.04%	2.12%	2.18%
Expenses, before waivers/reimbursements	2.08%	1.99%	2.04%	2.12%	2.18%
Net investment loss	(1.60	)%(b)	(1.49)%	(1.72)%	(1.63)%	(1.73)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 35.82	$ 37.41	$ 37.17	$ 30.18	$ 28.83

Income From Investment Operations
Net investment loss(a)	(.45	)(b)	(.52)	(.65)	(.53)	(.46)
Net realized and unrealized gain (loss) on investment transactions	(2.61)	4.47	4.16	8.80	2.12	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.06)	3.95	3.51	8.27	1.66

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.06)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.31)

Net asset value, end of period	$ 29.06	$ 35.82	$ 37.41	$ 37.17	$ 30.18

Total Return
Total investment return based on net asset value(e)	(8.46	)%*‡	12.33%	9.39	%*	28.52	%*	5.93	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,132	$59,262	$67,619	$60,274	$33,894
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.02%	1.95%	2.00%	2.08%	2.08%
Expenses, before waivers/reimbursements	2.03%	1.95%	2.00%	2.08%	2.08%
Net investment loss	(1.54	)%(b)	(1.45)%	(1.66)%	(1.64)%	(1.64)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

34	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 52.00	$ 51.31	$ 49.39	$ 39.30	$ 37.36

Income From Investment Operations
Net investment loss(a)	(.23	)(b)	(.22)	(.35)	(.27)	(.23)
Net realized and unrealized gain (loss) on investment transactions	(3.74)	6.45	5.54	11.64	2.76	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.97)	6.23	5.19	11.37	2.53

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.34)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.59)

Net asset value, end of period	$ 44.33	$ 52.00	$ 51.31	$ 49.39	$ 39.30

Total Return
Total investment return based on net asset value(e)	(7.53	)%*‡	13.51%	10.51	%*	29.82	%*	7.03	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$269,857	$491,170	$426,149	$320,624	$145,773
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01%	.94%	1.00%	1.07%	1.05%
Expenses, before waivers/reimbursements	1.02%	.94%	1.00%	1.07%	1.05%
Net investment loss	(.54	)%(b)	(.44)%	(.65)%	(.64)%	(.61)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 48.03	$ 48.09	$ 46.71	$ 37.42	$ 35.61

Income From Investment Operations
Net investment loss(a)	(.43	)(b)	(.49)	(.59)	(.45)	(.41)
Net realized and unrealized gain (loss) on investment transactions	(3.46)	5.97	5.24	11.02	2.65	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.89)	5.48	4.65	10.57	2.24

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.18)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.43)

Net asset value, end of period	$ 40.44	$ 48.03	$ 48.09	$ 46.71	$ 37.42

Total Return
Total investment return based on net asset value(e)	(8.01	)%*‡	12.81%	9.94	%*	29.17	%*	6.48	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,284	$54,094	$53,267	$50,283	$25,065
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.56%	1.54%	1.52%	1.55%	1.60%
Expenses, before waivers/reimbursements	1.56%	1.54%	1.52%	1.55%	1.60%
Net investment loss	(1.08	)%(b)	(1.04)%	(1.18)%	(1.12)%	(1.16)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

36	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 49.77	$ 49.48	$ 47.83	$ 38.16	$ 36.24

Income From Investment Operations
Net investment loss(a)	(.31	)(b)	(.35)	(.44)	(.33)	(.31)
Net realized and unrealized gain (loss) on investment transactions	(3.58)	6.18	5.36	11.28	2.71	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.89)	5.83	4.92	10.95	2.40

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.23)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.48)

Net asset value, end of period	$ 42.18	$ 49.77	$ 49.48	$ 47.83	$ 38.16

Total Return
Total investment return based on net asset value(e)	(7.71	)%*‡	13.16%	10.30	%*	29.60	%*	6.83	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,770	$87,627	$82,244	$75,804	$33,677
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.23%	1.22%	1.19%	1.21%	1.25%
Expenses, before waivers/reimbursements	1.23%	1.22%	1.19%	1.21%	1.25%
Net investment loss	(.76	)%(b)	(.73)%	(.85)%	(.78)%	(.83)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 51.75	$ 51.07	$ 49.13	$ 39.05	$ 37.09

Income From Investment Operations
Net investment loss(a)	(.19	)(b)	(.20)	(.30)	(.21)	(.18)
Net realized and unrealized gain (loss) on investment transactions	(3.71)	6.42	5.51	11.57	2.74	(c)
Capital contributions	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.90)	6.22	5.21	11.36	2.56

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.35)
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.60)

Net asset value, end of period	$ 44.15	$ 51.75	$ 51.07	$ 49.13	$ 39.05

Total Return
Total investment return based on net asset value(e)	(7.42	)%*‡	13.57%	10.61	%*	29.98	%*	7.16	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$301,866	$462,296	$436,828	$474,383	$236,071
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.92%	.91%	.91%	.92%	.94%
Expenses, before waivers/reimbursements	.92%	.91%	.91%	.92%	.94%
Net investment loss	(.45	)%(b)	(.41)%	(.57)%	(.51)%	(.49)%
Portfolio turnover rate	70%	61%	80%	76%	88%

See footnote summary on page 40.

38	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended July 31, 2016		June 30, 2015(f) to July 31, 2015

Net asset value, beginning of period	$ 51.75		$ 52.05

Income From Investment Operations
Net investment income loss(a)	(.16	)(b)	(.05)
Net realized and unrealized loss on investment transactions	(3.69)		(.25	)†
Capital contributions	.00	(d)	– 0	–

Net decrease in net asset value from operations	(3.85)		(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(3.70)		– 0	–

Net asset value, end of period	$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(e)	(7.32	)%*‡	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,108		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85%		.71	%^
Expenses, before waivers/reimbursements	.85%		.71	%^
Net investment income loss	(.40	)%(b)	(1.06	)%^
Portfolio turnover rate	70%		61%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	39

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Includes $.08 per share attributed to third party regulatory settlements.

(d)	Amount is less than $0.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2016, July 31, 2014, July 31, 2013 and July 31, 2012 by 0.02%, 0.01%, 0.08% and 0.01%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.01%.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

40	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Small Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Small Cap Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc.) as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Small Cap Growth Portfolio (one of the portfolios constituting AB Cap Fund, Inc.) at July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 28, 2016

AB SMALL CAP GROWTH PORTFOLIO •	41

Report of Independent Registered Public Accounting Firm

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2) , Senior Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

42	• AB SMALL CAP GROWTH PORTFOLIO

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 56 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	108	None

AB SMALL CAP GROWTH PORTFOLIO •	43

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 74 (2005)	Private Investor since prior to 2011. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), He has extensive operating, leadership and venture capital investing experience, including five interim or full time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	108	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 74 (1994)	Independent Consultant since prior to 2011. Formerly, President of Save Venice, Inc. (preservation organization) from 2001–2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such AB Funds from 2001-2008.	108	None

44	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 72 (2005)	Private Investor since prior to 2011. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	108	Asia Pacific Fund, Inc. (registered investment company) since prior to 2011

William H. Foulk, Jr., ## 84 (1992)	Investment Adviser and an Independent Consultant since prior to 2011. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 to early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	108	None

AB SMALL CAP GROWTH PORTFOLIO •	45

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 80 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2011. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2011 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	108	None

Nancy P. Jacklin, ## 68 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	108	None

46	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Carol C. McMullen, ## 61 (2016)	Managing Director of Slalom Consulting (consulting) since 2014 and private investor; Director of Norfolk & Dedham Group (mutual property and casualty insurance) since 2011; and Director of Partners Community Physicians Organization (healthcare) since 2014. Formerly, Managing Director of The Crossland Group (consulting) from 2012 to 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and nonprofit boards, and as a director or trustee of the AB Funds since June 2016.	108	None

AB SMALL CAP GROWTH PORTFOLIO •	47

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 64 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995) where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	108	None

48	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Earl D. Weiner, ## 77 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	108	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

AB SMALL CAP GROWTH PORTFOLIO •	49

Management of the Fund

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 56	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 71	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Bruce K. Aronow 50	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2011.

N. Kumar Kirpalani 62	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2011.

Samantha S. Lau 43	Vice President	Senior Vice President of the Adviser,** with which she has been associated since prior to 2011.

Wen-Tse Tseng 50	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2011.

Emilie D. Wrapp 60	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2011.

Joseph J. Mantineo 57	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2011.

Phyllis J. Clarke 55	Controller	Vice President of ABIS,** with which she has been associated since prior to 2011.

Vincent S. Noto 51	Chief Compliance Officer	Senior Vice President since 2015, Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2011.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.ABFunds.com, for a free prospectus or SAI.

50	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

AB SMALL CAP GROWTH PORTFOLIO •	51

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the

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Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

AB SMALL CAP GROWTH PORTFOLIO •	53

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed

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that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

AB SMALL CAP GROWTH PORTFOLIO •	55

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Cap Fund, Inc. (the “Fund”), in respect of AB Small Cap Growth Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no

1	The information in the fee evaluation was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

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reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1518 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4 Also shown are the Portfolio’s net assets on March 31, 2016.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Small Cap Growth Portfolio	Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$1,077.7

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $47,268 (0.003% of the Portfolio’s average daily net assets) for such services.

Set forth below are the Portfolio’s annualized semi-annual total expense ratios:5

Portfolio	Total Expense Ratio[6]			Fiscal Year End
Small Cap Growth Portfolio	Advisor Class A Class B Class C Class R Class K Class I Class Z	0.98 1.23 2.05 1.98 1.57 1.23 0.93 0.84	% % % % % % % %	July 31 (ratios as of January 31, 2016)

3	Jones v. Harris at 1527.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	Semi-annual total expense ratios are unaudited.

6	Annualized.

AB SMALL CAP GROWTH PORTFOLIO •	57

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.7 In addition to the AB Institutional fee schedule, set forth below is

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1528.

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what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets.8

Portfolio	Net Assets 3/31/16 ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$1,077.7	Small Cap Growth 1.00% on 1st $50 million 0.85% on next $50 million 0.75% on the balance Minimum account size: $25m	0.766%	0.750%

The Adviser also manages the AB Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio.9 Since the Portfolio has an identical fee schedule as the AVPS Portfolio, the effective fee of the AVPS Portfolio is the same as that of the Portfolio.

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee
Small Cap Growth Portfolio	Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other investment advisers. The Adviser charges the following fees for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2016 net assets.

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

9	The AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same fee schedule as the AVPS portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	59

Portfolio		Fee Schedule	Effective Sub-advised Fee (%)	Portfolio Advisory Fee (%)
Small Cap Growth Portfolio	Client #1[10],[11]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.596%	0.750%

	Client #2[10,11]	AB Sub-Advisory Fee Schedule: 0.55% of average daily net assets	0.550%	0.750%

	Client #3	AB Sub-Advisory Fee Schedule: 0.65% on the first $25 million 0.60% on next $75 million 0.55% on the balance	0.556%	0.750%

	Client #4	AB Sub-Advisory Fee Schedule: 0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of the sub-advisory relationships are with an affiliate of the Adviser, the fee schedules of such sub-advisor relationships may not reflect arms-length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL PORTFOLIO COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other

10	Assets are aggregated with other client portfolios for purposes of calculating the investment advisory fee.

11	The sub-advisory relationship is with an affiliate of the Adviser.

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investment advisers.12,13 Broadridge’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)14 and the portfolio’s contractual management fee ranking.15

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[16]	Broadridge EG Median (%)	Broadridge EG Rank
Small Cap Growth Portfolio	0.750	0.762	7/15

Broadridge also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.17

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

13	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continued to be determined by Lipper.

14	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Broadridge peer group.

16	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services.

17	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

AB SMALL CAP GROWTH PORTFOLIO •	61

Portfolio	Total Expense Ratio (%)[18]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Small Cap Growth Portfolio	1.203	1.313	5/15	1.340	14/74

Based on this analysis, the Portfolio has a more favorable ranking on a total expense ratio basis than on a contractual management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the

18	Most recently completed fiscal year Class A share total expense ratio.

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Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2015, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20 million for distribution services and educational support (revenue sharing payments).

During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $4,148, $2,122,504 and $23,835 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $624,586 in fees from the Portfolio.

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. These credits and charges are not being passed onto any SCB client. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating

AB SMALL CAP GROWTH PORTFOLIO •	63

expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.19,20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

19	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1529.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

64	• AB SMALL CAP GROWTH PORTFOLIO

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance returns and rankings22 of the Portfolio relative to its Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)23 for the periods ended February 29, 2016.24

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Small Cap Growth Portfolio
1 year	-19.23	-17.06	-17.71	10/15	57/80
3 year	4.49	5.02	5.30	9/14	51/75
5 year	6.14	5.91	5.62	7/14	28/68
10 year	5.88	5.88	5.34	7/13	18/54

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)25 versus its benchmark.26 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

22	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. It should be noted that performance returns of the Portfolio were provided by Broadridge.

23	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a portfolio from a PU is somewhat different from that of an EU.

24	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the portfolio even if a portfolio had a different investment classification/objective at a different point in time.

25	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

26	The Adviser provided Portfolio and benchmark performance return information for periods through February 29, 2016.

27	Portfolio volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Benchmark volatility and Sharpe Ratio information was calculated by the Senior Officer using standard Lipper methodology. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

AB SMALL CAP GROWTH PORTFOLIO •	65

	Periods Ending February 29, 2016 Annualized Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	-19.23	4.49	6.14	5.88	9.45	21.42	0.32	10
Russell 2000 Growth Index	-16.65	7.05	6.90	5.72	N/A	20.35	0.32	10
Inception Date: February 12, 1969

CONCLUSION:

Based on the factors discussed above, the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

66	• AB SMALL CAP GROWTH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

International Strategic Core Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

AB SMALL CAP GROWTH PORTFOLIO •	67

AB Family of Funds

NOTES

68	• AB SMALL CAP GROWTH PORTFOLIO

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0151-0716

ITEM 2.	CODE OF ETHICS.

(a)    The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b)    During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c)    During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

			Audit-Related
		Audit Fees	Fees	Tax Fees
AB Small Cap Growth	2015	$31,450	$—	$18,432
	2016	$32,375	$—	$19,963
AB Multi-Manager Select 2010	2015	$17,514	$—	$10,403
	2016	$19,911	$—	$14,736
AB Multi-Manager Select 2015	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,758
AB Multi-Manager Select 2020	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,758
AB Multi-Manager Select 2025	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,763
AB Multi-Manager Select 2030	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,758
AB Multi-Manager Select 2035	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,758
AB Multi-Manager Select 2040	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,643
AB Multi-Manager Select 2045	2015	$17,514	$—	$10,403
	2016	$18,130	$—	$14,643
AB Multi-Manager Select 2050	2015	$17,514	$—	$10,403
	2016	$19,911	$—	$14,643
AB Multi-Manager Select 2055	2015	$17,514	$—	$10,403
	2016	$19,911	$—	$14,643
AB Multi-Manager Select Ret Allocation	2015	$17,514	$—	$10,403
	2016	$22,235	$—	$14,736

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Small Cap Growth	2015	$396,682	$18,432
			$—
			$(18,432)
	2016	$327,508	$19,963
			$—
			$(19,963)
AB Multi-Manager Select 2010	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,303	$14,758
			$—
			$(14,758)
AB Multi-Manager Select 2015	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,308	$14,763
			$—
			$(14,763)
AB Multi-Manager Select 2020	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,303	$14,758
			$—
			$(14,758)
AB Multi-Manager Select 2025	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select 2030	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select 2035	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,303	$14,758
			$—
			$(14,758)
AB Multi-Manager Select 2040	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select 2045	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select 2050	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select 2055	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,188	$14,643
			$—
			$(14,643)
AB Multi-Manager Select Ret Allocation	2015	$388,653	$10,403
			$—
			$(10,403)
	2016	$322,281	$14,736
			$—
			$(14,736)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 29, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 29, 2016